As filed with the Securities and Exchange Commission on September 20, 2005

                                                             333-114788
                                                              811-21569


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             / X /
                                                                     ---
                           Pre-Effective Amendment No.              /   /
                                                                     ---

                           Post-Effective Amendment No. 5           / X /
                                                                     ---
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     / X /
                                                                     ---
                           Amendment No.  7                         / X /
                                                                     ---
                        (Check appropriate box or boxes)

                    PIONEER IBBOTSON ASSET ALLOCATION SERIES
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

     Dorothy E. Bourassa, Secretary, Pioneer Ibbotson Asset Allocation Series
                  60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     _X_ immediately upon filing pursuant to paragraph (b)
     ___ on [date] pursuant to paragraph (b)
     ___ 60 days after filing pursuant to paragraph (a)(1)
     ___ on [date] pursuant to paragraph (a)(1)
     ___ 75 days after filing pursuant to paragraph (a)(2)
     ___ on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

     ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PIONEER
--------------------------------------------------------------------------------
IBBOTSON ASSET ALLOCATION SERIES

     Pioneer Ibbotson Conservative Allocation Fund
     Pioneer Ibbotson Moderate Allocation Fund
     Pioneer Ibbotson Growth Allocation Fund
     Pioneer Ibbotson Aggressive Allocation Fund

                Prospectus

                September 23, 2005

                Class Y Shares

                Contents
                ----------------------------------------------------------------


                Overview .............................................  1
                Basic information about the funds   ..................  3
                        Conservative Allocation Fund .................  3
                        Moderate Allocation Fund ..................... 11
                        Growth Allocation Fund ....................... 19
                        Aggressive Allocation Fund ................... 27
                Asset allocation process ............................. 35
                Management ........................................... 37
                Buying, exchanging and selling shares ................ 40
                Dividends, capital gains and taxes ................... 57
                Financial highlights ................................. 58


Neither the Securities and Exchange Commission nor any state securities agency has approved the fund's shares or determined whether this prospectus is accurate or complete. Any representation to the contrary is a crime.

[Logo] PIONEER
Investments(R)

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An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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Contact your investment professional to discuss how the funds fit into your portfolio.
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Overview

Pioneer Ibbotson Asset Allocation Series includes four funds, each of which seeks to achieve its investment objective by investing in other funds ("underlying funds") and using asset allocation strategies to allocate its assets among the underlying funds rather than direct positions in securities. Each fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in a fund entails more direct and indirect expenses than a direct investment in the underlying funds. The investment policies of the various underlying funds are described in the section called "Information about the underlying funds," which is an appendix at the end of, and is considered part of, this prospectus.

The following is a general guide regarding the anticipated allocation of assets of each of the funds among broad asset classes. Pioneer, the funds' investment adviser, may change these allocation ranges from time to time without the approval of or notice to shareholders.

                                   Investment Strategies/Asset Class Targets
                                   -----------------------------------------
                                     Short-Term     Equity     Fixed Income
                    Investment      Investments      Fund          Fund
Fund                Objective        Allocation   Allocation    Allocation
--------------------------------------------------------------------------------
Conservative   Seeks long-term
Allocation     capital growth and
Fund           current income.         0-5%        25-35%        65-75%
--------------------------------------------------------------------------------
Moderate       Seeks long-term         0-5%        55-65%        35-45%
Allocation     capital growth and
Fund           current income.
--------------------------------------------------------------------------------
Growth         Seeks long-term         0-5%        70-80%        20-30%
Allocation     capital growth and
Fund           current income.
--------------------------------------------------------------------------------
Aggressive     Seeks long-term         0-5%        85-95%         5-15%
Allocation     capital growth.
Fund
--------------------------------------------------------------------------------

Overview

Asset allocation process
Pioneer allocates each fund's assets among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. The intended benefit of asset allocation is that the diversification provided by allocating assets among asset classes, such as equity and debt securities, reduces volatility over the long-term.


Pioneer has engaged Ibbotson Associates Advisors, LLC ("Ibbotson") to act as subadviser to each fund and allocate, subject to Pioneer's supervision, each fund's assets among the underlying funds. For a further discussion of the allocation process employed by Ibbotson see "Asset allocation process."


Initially, the funds will invest solely in other Pioneer funds. Pioneer is seeking an exemptive order and the Securities and Exchange Commission has proposed a rule, each of which would allow the funds to invest in underlying funds that are either managed by Pioneer or managed by an adviser not associated with Pioneer. There can be no assurances that Pioneer will ultimately be granted the exemptive order. If such order or rule becomes available to the funds, Ibbotson may add funds that are not managed by Pioneer to the list of potential underlying funds. It is anticipated that underlying funds managed by Pioneer will at all times represent a significant portion of a fund's investments.

Basic information about
Pioneer Ibbotson Conservative Allocation Fund

Investment objective
Long-term capital growth and current income.

Principal investment strategies
The fund is a "fund of funds." The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and money market securities. The investment policies of the various underlying funds are described in the section called "Information about the underlying funds," which is an appendix at the end of, and is considered part of, this prospectus.

Because this is a conservative allocation fund, the fund's assets will be invested in equity and bond funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets among asset classes in the following ranges:

                                   Short-Term       Equity       Fixed Income
                                  Investments        Fund            Fund
                                   Allocation     Allocation      Allocation
--------------------------------------------------------------------------------
Conservative Allocation Fund          0-5%          25-35%          65-75%
--------------------------------------------------------------------------------

Basic information about
Pioneer Ibbotson Conservative Allocation Fund

Based upon the analysis described under "Asset allocation process," the fund expects to invest its assets in underlying mutual funds within the following ranges.



                                                                      Percentage
                                                                       of Fund
Fund Name                                                              Holdings
--------------------------------------------------------------------------------
Pioneer Fund                                                            0-20%
Pioneer Research Fund                                                   0-20%
Pioneer Growth Leaders Fund                                             0-20%
Pioneer Oak Ridge Large Cap Growth Fund                                 0-20%
Pioneer AmPac Growth Fund                                               0-20%
Pioneer Value Fund                                                      0-20%
Pioneer Cullen Value Fund                                               0-20%
Pioneer Mid Cap Growth Fund                                             0-20%
Pioneer Mid Cap Value Fund                                              0-20%
Pioneer Small and Mid Cap Growth Fund                                   0-20%
Pioneer Oak Ridge Small Cap Growth Fund                                 0-20%
Pioneer Small Cap Value Fund                                            0-20%
Pioneer International Equity Fund                                       0-20%
Pioneer International Value Fund                                        0-20%
Pioneer Europe Select Equity Fund                                       0-20%
Pioneer Emerging Markets Fund                                           0-20%
Pioneer Real Estate Shares                                              0-20%
Pioneer High Yield Fund                                                 0-20%
Pioneer Bond Fund                                                       0-25%
Pioneer Strategic Income Fund                                           0-25%
Pioneer Short Term Income Fund                                          0-25%
Pioneer Cash Reserves Fund                                              0-20%


Normally, the fund invests substantially all of its assets in underlying funds to meet its investment objective. However, the fund may invest a portion of its assets in cash, cash equivalents or in money market funds. The underlying funds may also invest a portion of their assets in money market funds, securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the fund and each of the underlying funds may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the fund may not be able to achieve its investment objective. The fund intends to adopt a defensive strategy when Pioneer or Ibbotson believes securities in which the fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.

Principal risks of investing in the fund
You could lose money on an investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees
The fund is structured as a fund of funds. The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds. The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund mainly invests in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will pay management fees and operating expenses of both the fund and the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. These transactions may also generate taxable gains. You may receive taxable gains from portfolio transactions by the underlying funds as well as taxable gains from the fund's transactions in shares of the underlying funds.

Currently, Pioneer manages all of the underlying funds. Because the portfolio management teams of each of the underlying Pioneer funds may draw upon the resources of the same equity and fixed income analyst team or may share common investment management styles or approaches, the underlying funds may hold many common portfolio positions, reducing the diversification benefits of an asset allocation style.

Equity investments
Equity funds invest primarily in equity securities (such as stocks), which are more volatile and carry more risks than some other forms of investment. When the value of the stocks held by an underlying equity fund goes down, the value of your investment in the fund will be affected.

The underlying equity funds have risks associated with investing in equity securities. An equity fund could underperform other investments if:
o    The stock market goes down (this risk may be greater in the short term)
o The fund's equity investments do not have the growth potential or value characteristics originally expected
o Stocks selected for income do not achieve the same return as securities selected for capital growth
o The types of stocks in which the fund invests or the fund's investment approach fall out of favor with investors

Basic information about
Pioneer Ibbotson Conservative Allocation Fund

Fixed income investments
Fixed income funds primarily invest in debt securities, such as government securities, investment grade corporate securities, junk bonds, mortgaged backed securities, asset-backed securities, and money market securities. The value of your investment in the fund will change as the value of investments of the underlying funds increases and decreases.

The underlying fixed income funds have risks associated with investing in debt securities. A fund could underperform other investments if:
o    Interest rates go up causing the value of the fund's portfolio to decline
o The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest or has its credit rating downgraded
o During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk
o During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk
o The investment manager's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

Equity securities of smaller companies
Compared to large companies, small and mid-sized companies, and the market for their equity securities, are likely to:
o Be more sensitive to changes in the economy, earnings results and investor expectations
o    Have more limited product lines and capital resources
o    Experience sharper swings in market values
o    Be harder to sell at the times and prices Pioneer thinks appropriate
o    Offer greater potential for loss than other U.S. equity securities

Equity securities of real estate industry issuers
Specific risks associated with the real estate industry include:
o The U.S. or a local real estate market declines due to adverse economic conditions, overbuilding and high vacancy rates, reduced or regulated rents or other causes
o Interest rates go up. Rising interest rates can adversely affect the availability and cost of financing for property acquisitions and other purposes and reduce the value of a REIT's fixed income investments

o The values of properties owned by a REIT or the prospects of other real estate industry issuers may be hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters or increased operating expenses
o A REIT in an underlying fund's portfolio is, or is perceived by the market to be, poorly managed


Non-U.S. securities
Investing in non-U.S. issuers, including emerging market issuers, may involve unique risks compared to investing in securities of issuers in the U.S. These risks are more pronounced to the extent the fund invests in issuers in the lesser-developed emerging markets or in one region, such as Europe or the Pacific Rim. These risks may include:
o Less information about the non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
o Adverse effect of currency exchange rates or controls on the value of the fund's investments
o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
o Economic, political and social developments may adversely affect securities markets
o    Withholding and other non-U.S. taxes may decrease the fund's return

High yield/below investment grade debt securities
Investment in high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the fund is subject to the following specific risks:
o Increased price sensitivity to changing interest rates and deteriorating economic environment
o    Greater risk of loss due to default or declining credit quality
o Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments
o A negative perception of the high yield market develops, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

Basic information about
Pioneer Ibbotson Conservative Allocation Fund

Derivatives
Certain underlying funds may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The underlying funds may use derivatives for a variety of purposes, including:
o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
o    As a substitute for purchasing or selling securities
o To increase the fund's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on a fund's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Fund performance
Since the fund does not yet have a full calendar year of operations, it does not disclose any performance information in the prospectus. The fund's performance will vary from year to year. Past performance does not necessarily indicate how a fund will perform in the future. As a shareowner, you may lose or make money on your investment.

Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees

paid directly from your investment                                    Class Y
--------------------------------------------------------------------------------
Maximum sales charge (load) when you buy shares                         None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                    None
--------------------------------------------------------------------------------

Annual fund operating expenses

paid from the assets of the fund
as a percentage of average daily net assets                           Class Y
--------------------------------------------------------------------------------
Management Fee(1)                                                      0.17%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fee                                   0.00%
--------------------------------------------------------------------------------
Other Expenses                                                         0.39%
--------------------------------------------------------------------------------
Estimated average expense ratio of underlying funds(2)                 0.61%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   1.17%
--------------------------------------------------------------------------------

(1) The management fee payable by the fund is equal to 0.13% of average daily net assets attributable to the fund's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets.

(2) In addition to the operating expenses, each fund indirectly pays a portion of the expenses incurred by the underlying funds. The average expense ratio of underlying funds in the table is an estimate based upon (i) Ibbotson's current target allocation of the fund's assets among underlying funds and
     (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of this prospectus. The actual indirect expenses incurred by a shareholder will vary based upon the fund's actual allocation of its assets and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying fund. The average expense ratio of underlying funds is estimated to be 0.61%, based upon (i) Ibbotson's current allocation of the fund's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The fund only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees. Based on the current

Basic information about
Pioneer Ibbotson Conservative Allocation Fund

     allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying funds ranges from 0.58%
     - 3.93% of average daily net assets. Based on the current target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying funds ranges from 0.58%
     - 1.30% of average daily net assets.

Example
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's gross operating expenses remain the same, and e) the estimated gross expenses of the underlying funds (or net expenses if subject to an expense limit for at least a year) are reflected.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

               If you sell your shares        If you do not  sell your shares
             ---------------------------    ------------------------------------
                        Number of years you own your shares
             -------------------------------------------------------------------
                1               3               1                3
--------------------------------------------------------------------------------
Class Y         $119            $372            $119             $372
--------------------------------------------------------------------------------

Basic information about
Pioneer Ibbotson Moderate Allocation Fund

Investment objective
Long-term capital growth and current income.

Principal investment strategies
The fund is a "fund of funds." The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and money market securities. The investment policies of the various underlying funds are described in the section called "Information about the underlying funds," which is an appendix at the end of, and is considered part of, this prospectus.

Because this is a moderate allocation fund, the fund's assets will be invested in equity and bond funds, although a portion of its assets will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets among asset classes in the following ranges:

                               Short-Term       Equity       Fixed Income
                              Investments        Fund            Fund
                               Allocation     Allocation      Allocation
--------------------------------------------------------------------------------
Moderate Allocation Fund          0-5%          55-65%          35-45%
--------------------------------------------------------------------------------

Basic information about
Pioneer Ibbotson Moderate Allocation Fund

Based upon the analysis described under "Asset allocation process," the fund expects to invest its assets in underlying mutual funds within the following ranges.

                                                                Percentage
                                                                 of Fund
Fund Name                                                        Holdings
--------------------------------------------------------------------------------
Pioneer Fund                                                      0-20%
Pioneer Research Fund                                             0-20%
Pioneer Oak Ridge Large Cap Growth Fund                           0-20%
Pioneer AmPac Growth Fund                                         0-20%
Pioneer Value Fund                                                0-20%
Pioneer Cullen Value Fund                                         0-20%
Pioneer Mid Cap Growth Fund                                       0-20%
Pioneer Mid Cap Value Fund                                        0-20%
Pioneer Small and Mid Cap Growth Fund                             0-20%
Pioneer Small Cap Value Fund                                      0-20%
Pioneer International Equity Fund                                 0-20%
Pioneer Europe Select Equity Fund                                 0-20%
Pioneer Emerging Markets Fund                                     0-20%
Pioneer Real Estate Shares                                        0-20%
Pioneer High Yield Fund                                           0-20%
Pioneer Bond Fund                                                 0-25%
Pioneer Strategic Income Fund                                     0-25%
Pioneer Short Term Income Fund                                    0-25%
Pioneer Cash Reserves Fund                                        0-20%

Normally, the fund invests substantially all of its assets in underlying funds to meet its investment objective. However, the fund may invest a portion of its assets in cash, cash equivalents or in money market funds. The underlying funds may also invest a portion of their assets in money market funds, securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the fund and each of the underlying funds may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the fund may not be able to achieve its investment objective. The fund intends to adopt a defensive strategy when Pioneer or Ibbotson believes securities in which the fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.

Principal risks of investing in the fund
You could lose money on an investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees
The fund is structured as a fund of funds. The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds. The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund mainly invests in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will pay management fees and operating expenses of both the fund and the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. These transactions may also generate taxable gains. You may receive taxable gains from portfolio transactions by the underlying funds as well as taxable gains from the fund's transactions in shares of the underlying funds.

Currently, Pioneer manages all of the underlying funds. Because the portfolio management teams of each of the underlying Pioneer funds may draw upon the resources of the same equity and fixed income analyst team or may share common investment management styles or approaches, the underlying funds may hold many common portfolio positions, reducing the diversification benefits of an asset allocation style.

Equity investments
Equity funds invest primarily in equity securities (such as stocks), which are more volatile and carry more risks than some other forms of investment. When the value of the stocks held by an underlying equity fund goes down, the value of your investment in the fund will be affected.

The underlying equity funds have risks associated with investing in equity securities. An equity fund could underperform other investments if:
o    The stock market goes down (this risk may be greater in the short term)
o The fund's equity investments do not have the growth potential or value characteristics originally expected
o Stocks selected for income do not achieve the same return as securities selected for capital growth
o The types of stocks in which the fund invests or the fund's investment approach fall out of favor with investors

Basic information about
Pioneer Ibbotson Moderate Allocation Fund

Fixed income investments
Fixed income funds primarily invest in debt securities, such as government securities, investment grade corporate securities, junk bonds, mortgaged backed securities, asset-backed securities, and money market securities. The value of your investment in the fund will change as the value of investments of the underlying funds increases and decreases.

The underlying fixed income funds have risks associated with investing in debt securities. A fund could underperform other investments if:
o    Interest rates go up causing the value of the fund's portfolio to decline
o The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest or has its credit rating downgraded
o During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk
o During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk
o The investment manager's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

Equity securities of smaller companies
Compared to large companies, small and mid-sized companies, and the market for their equity securities, are likely to:
o Be more sensitive to changes in the economy, earnings results and investor expectations
o    Have more limited product lines and capital resources
o    Experience sharper swings in market values
o    Be harder to sell at the times and prices Pioneer thinks appropriate
o    Offer greater potential for loss than other U.S. equity securities

Equity securities of real estate industry issuers
Specific risks associated with the real estate industry include:
o The U.S. or a local real estate market declines due to adverse economic conditions, overbuilding and high vacancy rates, reduced or regulated rents or other causes
o Interest rates go up. Rising interest rates can adversely affect the availability and cost of financing for property acquisitions and other purposes and reduce the value of a REIT's fixed income investments

o The values of properties owned by a REIT or the prospects of other real estate industry issuers may be hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters or increased operating expenses
o A REIT in an underlying fund's portfolio is, or is perceived by the market to be, poorly managed

Non-U.S. securities
Investing in non-U.S. issuers, including emerging market issuers, may involve unique risks compared to investing in securities of issuers in the U.S. These risks are more pronounced to the extent the fund invests in issuers in the lesser-developed emerging markets or in one region, such as Europe or the Pacific Rim. These risks may include:
o Less information about the non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
o Adverse effect of currency exchange rates or controls on the value of the fund's investments
o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
o Economic, political and social developments may adversely affect securities markets
o    Withholding and other non-U.S. taxes may decrease the fund's return

High yield/below investment grade debt securities
Investment in high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the fund is subject to the following specific risks:
o Increased price sensitivity to changing interest rates and deteriorating economic environment
o    Greater risk of loss due to default or declining credit quality
o Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments
o A negative perception of the high yield market develops, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

Basic information about
Pioneer Ibbotson Moderate Allocation Fund

Derivatives
Certain underlying funds may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The underlying funds may use derivatives for a variety of purposes, including:
o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
o    As a substitute for purchasing or selling securities
o To increase the fund's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on a fund's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Fund performance
Since the fund does not yet have a full calendar year of operations, it does not disclose any performance information in the prospectus. The fund's performance will vary from year to year. Past performance does not necessarily indicate how a fund will perform in the future. As a shareowner, you may lose or make money on your investment.

Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees

paid directly from your investment                                    Class Y
--------------------------------------------------------------------------------
Maximum sales charge (load) when you buy shares                         None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                    None
--------------------------------------------------------------------------------

Annual fund operating expenses


paid from the assets of the fund
as a percentage of average daily net assets                           Class Y
--------------------------------------------------------------------------------
Management Fee1                                                        0.17%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fee                                   0.00%
--------------------------------------------------------------------------------
Other Expenses                                                         0.15%
--------------------------------------------------------------------------------
Estimated average expense ratio of underlying funds2                   0.73%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   1.05%
--------------------------------------------------------------------------------

(1) The Management fee payable by the fund is equal to 0.13% of average daily net assets attributable to the fund's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets.

(2) In addition to the operating expenses, each fund indirectly pays a portion of the expenses incurred by the underlying funds. The average expense ratio of underlying funds in the table is an estimate based upon (i) Ibbotson's current target allocation of the fund's assets among underlying funds and
     (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of this prospectus. The actual indirect expenses incurred by a shareholder will vary based upon the fund's actual allocation of its assets and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying fund. The average expense ratio of underlying funds is estimated to be 0.73%, based upon (i) Ibbotson's current allocation of the fund's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The fund only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees. Based on the current

Basic information about
Pioneer Ibbotson Moderate Allocation Fund

     allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying funds ranges from 0.58%
     - 3.93% of average daily net assets. Based on the current target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying funds ranges from 0.58%
     - 1.30% of average daily net assets.

Example
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's gross operating expenses remain the same, and e) the estimated gross expenses of the underlying funds (or net expenses if subject to an expense limit for at least a year) are reflected.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

              If you sell your shares          If you do not sell your shares
            ---------------------------      -----------------------------------
                          Number of years you own your shares
            --------------------------------------------------------------------
                1               3               1               3
--------------------------------------------------------------------------------
Class Y         $107            $373            $107            $373
--------------------------------------------------------------------------------

Basic information about
Pioneer Ibbotson Growth Allocation Fund

Investment objective
Long-term capital growth and current income.

Principal investment strategies
The fund is a "fund of funds." The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and money market securities. The investment policies of the various underlying funds are described in the section called "Information about the underlying funds," which is an appendix at the end of, and is considered part of, this prospectus.

Because this is a moderate growth allocation fund, the fund's assets will be invested in equity and bond funds although a small portion will be invested in cash, cash equivalents, or in money market funds.

Under normal circumstances, the fund expects to invest its assets among asset classes in the following ranges:

                             Short-Term       Equity       Fixed Income
                            Investments        Fund            Fund
                             Allocation     Allocation      Allocation
--------------------------------------------------------------------------------
Growth Allocation Fund          0-5%          70-80%          20-30%
--------------------------------------------------------------------------------

Basic information about
Pioneer Ibbotson Growth Allocation Fund

Based upon the analysis described under "Asset allocation process," the fund expects to invest its assets in underlying mutual funds within the following ranges.

                                                              Percentage
                                                               of Fund
Fund Name                                                      Holdings
--------------------------------------------------------------------------------
Pioneer Fund                                                    0-25%
Pioneer Research Fund                                           0-25%
Pioneer Oak Ridge Large Cap Growth Fund                         0-25%
Pioneer AmPac Growth Fund                                       0-25%
Pioneer Value Fund                                              0-25%
Pioneer Cullen Value Fund                                       0-25%
Pioneer Mid Cap Growth Fund                                     0-25%
Pioneer Mid Cap Value Fund                                      0-25%
Pioneer Small and Mid Cap Growth Fund                           0-25%
Pioneer Small Cap Value Fund                                    0-25%
Pioneer International Equity Fund                               0-25%
Pioneer Europe Select Equity Fund                               0-25%
Pioneer Emerging Markets Fund                                   0-20%
Pioneer Real Estate Shares                                      0-20%
Pioneer High Yield Fund                                         0-20%
Pioneer Bond Fund                                               0-20%
Pioneer Strategic Income Fund                                   0-20%
Pioneer Short Term Income Fund                                  0-20%
Pioneer Cash Reserves Fund                                      0-20%

Normally, the fund invests substantially all of its assets in underlying funds to meet its investment objective. However, the fund may invest a portion of its assets in cash, cash equivalents or in money market funds. The underlying funds may also invest a portion of their assets in money market funds, securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the fund and each of the underlying funds may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the fund may not be able to achieve its investment objective. The fund intends to adopt a defensive strategy when Pioneer or Ibbotson believes securities in which the fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.

Principal risks of investing in the fund
You could lose money on an investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees
The fund is structured as a fund of funds. The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds. The fund's net asset value will be affected by the performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund mainly invests in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will pay management fees and operating expenses of both the fund and the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. These transactions may also generate taxable gains. You may receive taxable gains from portfolio transactions by the underlying funds as well as taxable gains from the fund's transactions in shares of the underlying funds.

Currently, Pioneer manages all of the underlying funds. Because the portfolio management teams of each of the underlying Pioneer funds may draw upon the recourses of the same equity and fixed income analyst team or may share common investment management styles or approaches, the underlying funds may hold many common portfolio positions, reducing the diversification benefits of an asset allocation style.


Equity investments
Equity funds invest primarily in equity securities (such as stocks), which are more volatile and carry more risks than some other forms of investment. When the value of the stocks held by an underlying equity fund goes down, the value of your investment in the fund will be affected.

The underlying equity funds have risks associated with investing in equity securities. An equity fund could underperform other investments if:
o    The stock market goes down (this risk may be greater in the short term)
o The fund's equity investments do not have the growth potential or value characteristics originally expected
o Stocks selected for income do not achieve the same return as securities selected for capital growth
o The types of stocks in which the fund invests or the fund's investment approach fall out of favor with investors

Basic information about
Pioneer Ibbotson Growth Allocation Fund

Fixed income investments
Fixed income funds primarily invest in debt securities, such as government securities, investment grade corporate securities, junk bonds, mortgaged backed securities, asset-backed securities, and money market securities. The value of your investment in the fund will change as the value of investments of the underlying funds increases and decreases.

The underlying fixed income funds have risks associated with investing in debt securities. A fund could underperform other investments if:
o    Interest rates go up causing the value of the fund's portfolio to decline
o The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest or has its credit rating downgraded
o During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk
o During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk
o The investment manager's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

Equity securities of smaller companies
Compared to large companies, small and mid-sized companies, and the market for their equity securities, are likely to:
o Be more sensitive to changes in the economy, earnings results and investor expectations
o    Have more limited product lines and capital resources
o    Experience sharper swings in market values
o    Be harder to sell at the times and prices Pioneer thinks appropriate
o    Offer greater potential for loss than other U.S. equity securities

Equity securities of real estate industry issuers
Specific risks associated with the real estate industry include:
o The U.S. or a local real estate market declines due to adverse economic conditions, overbuilding and high vacancy rates, reduced or regulated rents or other causes
o Interest rates go up. Rising interest rates can adversely affect the availability and cost of financing for property acquisitions and other purposes and reduce the value of a REIT's fixed income investments

o The values of properties owned by a REIT or the prospects of other real estate industry issuers may be hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters or increased operating expenses
o A REIT in an underlying fund's portfolio is, or is perceived by the market to be, poorly managed

Non-U.S. securities
Investing in non-U.S. issuers, including emerging market issuers, may involve unique risks compared to investing in securities of issuers in the U.S. These risks are more pronounced to the extent the fund invests in issuers in the lesser-developed emerging markets or in one region, such as Europe or the Pacific Rim. These risks may include:
o Less information about the non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
o Adverse effect of currency exchange rates or controls on the value of the fund's investments
o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
o Economic, political and social developments may adversely affect securities markets
o    Withholding and other non-U.S. taxes may decrease the fund's return

High yield/below investment grade debt securities
Investment in high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the fund is subject to the following specific risks:
o Increased price sensitivity to changing interest rates and deteriorating economic environment
o    Greater risk of loss due to default or declining credit quality
o Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments
o A negative perception of the high yield market develops, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

Basic information about
Pioneer Ibbotson Growth Allocation Fund

Derivatives
Certain underlying funds may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The underlying funds may use derivatives for a variety of purposes, including:
o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
o    As a substitute for purchasing or selling securities
o To increase the fund's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on a fund's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Fund performance
Since the fund does not yet have a full calendar year of operations, it does not disclose any performance information in the prospectus. The fund's performance will vary from year to year. Past performance does not necessarily indicate how a fund will perform in the future. As a shareowner, you may lose or make money on your investment.

Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees

paid directly from your investment                                   Class Y
--------------------------------------------------------------------------------
Maximum sales charge (load) when you buy shares                        None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                   None
--------------------------------------------------------------------------------

Annual fund operating expenses

paid from the assets of the fund
as a percentage of average daily net assets                        Class Y
--------------------------------------------------------------------------------
Management Fee(1)                                                   0.17%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fee                                0.00%
--------------------------------------------------------------------------------
Other Expenses                                                      0.27%
--------------------------------------------------------------------------------
Estimated average expense ratio of underlying funds(2)              0.81%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                1.25%
--------------------------------------------------------------------------------


(1) The management fee payable by the fund is equal to 0.13% of average daily net assets attributable to the fund's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets.

(2) In addition to the operating expenses, each fund indirectly pays a portion of the expenses incurred by the underlying funds. The average expense ratio of underlying funds in the table is an estimate based upon (i) Ibbotson's current target allocation of the fund's assets among underlying funds and
     (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of this prospectus. The actual indirect expenses incurred by a shareholder will vary based upon the fund's actual allocation of its assets and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying fund. The average expense ratio of underlying funds is estimated to be 0.81%, based upon (i) Ibbotson's current allocation of the fund's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The fund only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees. Based on the current

Basic information about
Pioneer Ibbotson Growth Allocation Fund

   allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying funds ranges from 0.58%
   - 3.93% of average daily net assets. Based on the current target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying funds ranges from 0.58%
   - 1.30% of average daily net assets.


Example
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's gross operating expenses remain the same, and e) the estimated gross expenses of the underlying funds (or net expenses if subject to an expense limit for at least a year) are reflected.

Although your actual costs may be higher or lower, under these assumptions your costs would be:



              If you sell your shares          If you do not sell your shares
            ---------------------------      ----------------------------------
                        Number of years you own your shares
            --------------------------------------------------------------------
                1               3               1               3
--------------------------------------------------------------------------------
Class Y         $127            $397            $127            $397
--------------------------------------------------------------------------------


Basic information about
Pioneer Ibbotson Aggressive Allocation Fund

Investment objective
Long-term capital growth.

Principal investment strategies
The fund is a "fund of funds." The fund seeks to achieve its objective by investing in a portfolio of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and money market securities. The investment policies of the various underlying funds are described in the section called "Information about the underlying funds," which is an appendix at the end of, and is considered part of, this prospectus.

Because this is an aggressive allocation fund, the majority of the Fund's assets will be invested in equity funds, although a portion of its assets will be invested in bond funds and cash, cash equivalents, or in money market funds.


Under normal circumstances, the fund expects to invest its assets among asset classes in the following ranges:

                                 Short-Term       Equity       Fixed Income
                                Investments        Fund            Fund
                                 Allocation     Allocation      Allocation
--------------------------------------------------------------------------------
Aggressive Allocation Fund          0-5%          75-95%          5-15%
--------------------------------------------------------------------------------

Basic information about
Pioneer Ibbotson Aggressive Allocation Fund

Based upon the analysis described under "Asset allocation process," the fund expects to invest its assets in underlying mutual funds within the following ranges.

                                                              Percentage
                                                               of Fund
Fund Name                                                      Holdings
--------------------------------------------------------------------------------
Pioneer Fund                                                    0-25%
Pioneer Research Fund                                           0-25%
Pioneer Oak Ridge Large Cap Growth Fund                         0-25%
Pioneer AmPac Growth Fund                                       0-25%
Pioneer Value Fund                                              0-25%
Pioneer Cullen Value Fund                                       0-25%
Pioneer Mid Cap Growth Fund                                     0-25%
Pioneer Mid Cap Value Fund                                      0-25%
Pioneer Small and Mid Cap Growth Fund                           0-25%
Pioneer Small Cap Value Fund                                    0-25%
Pioneer International Equity Fund                               0-25%
Pioneer Europe Select Equity Fund                               0-25%
Pioneer Emerging Markets Fund                                   0-20%
Pioneer Real Estate Shares                                      0-20%
Pioneer High Yield Fund                                         0-20%
Pioneer Bond Fund                                               0-20%
Pioneer Strategic Income Fund                                   0-20%
Pioneer Short Term Income Fund                                  0-20%
Pioneer Cash Reserves Fund                                      0-20%

Normally, the fund invests substantially all of its assets in underlying funds to meet its investment objective. However, the fund may invest a portion of its assets in cash, cash equivalents or in money market funds. The underlying funds may also invest a portion of their assets in money market funds, securities with remaining maturities of less than one year, cash equivalents or may hold cash. For temporary defensive purposes, including during periods of unusual cash flows, the fund and each of the underlying funds may depart from its principal investment strategies and invest part or all of its assets in these securities or may hold cash. During such periods, the fund may not be able to achieve its investment objective. The fund intends to adopt a defensive strategy when Pioneer or Ibbotson believes securities in which the fund normally invests have extraordinary risks due to political or economic factors and in other extraordinary circumstances.

Principal risks of investing in the fund
You could lose money on an investment in the fund or the fund may not perform as well as other investment options.

Fund of funds structure and layering of fees
Each fund is structured as a fund of funds. The fund's investments are focused in the underlying funds, so the fund's investment performance is directly related to the performance of the underlying funds. The fund's net asset value will be affected by performance of the equity and bond markets and the value of the mutual funds in which the fund invests. Since the fund mainly invests in the underlying funds, as opposed to other types of securities, the fund does not have the same flexibility in its portfolio holdings as many mutual funds. In addition, the fund indirectly pays a portion of the expenses incurred by the underlying funds. Consequently, an investment in the fund entails more direct and indirect expenses than a direct investment in the underlying funds. For instance, you will pay management fees and operating expenses of both the fund and the underlying funds.

The underlying funds will not necessarily make consistent investment decisions, which may also increase your costs. One underlying fund may buy the same security that another underlying fund is selling. You would indirectly bear the costs of both trades without achieving any investment purpose. These transactions may also generate taxable gains. You may receive taxable gains from portfolio transactions by the underlying funds as well as taxable gains from the fund's transactions in shares of the underlying funds.

Currently, Pioneer manages all of the underlying funds. Because the portfolio management teams of each of the underlying Pioneer funds may draw upon the recourses of the same equity and fixed income analyst team or may share common investment management styles or approaches, the underlying funds may hold many common portfolio positions, reducing the diversification benefits of an asset allocation style.

Equity investments
Equity funds invest primarily in equity securities (such as stocks), which are more volatile and carry more risks than some other forms of investment. When the value of the stocks held by an underlying equity fund goes down, the value of your investment in the fund will be affected.

The underlying equity funds have risks associated with investing in equity securities. An equity fund could underperform other investments if:
o    The stock market goes down (this risk may be greater in the short term)
o The fund's equity investments do not have the growth potential or value characteristics originally expected
o Stocks selected for income do not achieve the same return as securities selected for capital growth
o The types of stocks in which the fund invests or the fund's investment approach fall out of favor with investors

Basic information about
Pioneer Ibbotson Aggressive Allocation Fund

Fixed income investments
Fixed income funds primarily invest in debt securities, such as government securities, investment grade corporate securities, junk bonds, mortgaged backed securities, asset-backed securities, and money market securities. The value of your investment in the fund will change as the value of investments of the underlying funds increases and decreases.

The underlying fixed income funds have risks associated with investing in debt securities. A fund could underperform other investments if:
o    Interest rates go up causing the value of the fund's portfolio to decline
o The issuer of a debt security owned by the fund defaults on its obligation to pay principal or interest or has its credit rating downgraded
o During periods of declining interest rates, the issuer of a security may exercise its option to prepay earlier than scheduled, forcing the fund to reinvest in lower yielding securities. This is known as call or prepayment risk
o During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the security's duration (the estimated period until the security is paid in full) and reduce the value of the security. This is known as extension risk
o The investment manager's judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy proves to be incorrect

Equity securities of smaller companies
Compared to large companies, small and mid-sized companies, and the market for their equity securities, are likely to:
o Be more sensitive to changes in the economy, earnings results and investor expectations
o    Have more limited product lines and capital resources
o    Experience sharper swings in market values
o    Be harder to sell at the times and prices Pioneer thinks appropriate
o    Offer greater potential for loss than other U.S. equity securities

Equity securities of real estate industry issuers
Specific risks associated with the real estate industry include:
o The U.S. or a local real estate market declines due to adverse economic conditions, overbuilding and high vacancy rates, reduced or regulated rents or other causes
o Interest rates go up. Rising interest rates can adversely affect the availability and cost of financing for property acquisitions and other purposes and reduce the value of a REIT's fixed income investments

o The values of properties owned by a REIT or the prospects of other real estate industry issuers may be hurt by property tax increases, zoning changes, other governmental actions, environmental liabilities, natural disasters or increased operating expenses
o A REIT in an underlying fund's portfolio is, or is perceived by the market to be, poorly managed

Non-U.S. securities
Investing in non-U.S. issuers, including emerging market issuers, may involve unique risks compared to investing in securities of issuers in the U.S. These risks are more pronounced to the extent the fund invests in issuers in the lesser-developed emerging markets or in one region, such as Europe or the Pacific Rim. These risks may include:

o Less information about the non-U.S. issuers or markets may be available due to less rigorous disclosure or accounting standards or regulatory practices
o Adverse effect of currency exchange rates or controls on the value of the fund's investments
o The economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession
o Economic, political and social developments may adversely affect securities markets
o    Withholding and other non-U.S. taxes may decrease the fund's return

High yield/below investment grade debt securities
Investment in high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the fund is subject to the following specific risks:
o Increased price sensitivity to changing interest rates and deteriorating economic environment
o    Greater risk of loss due to default or declining credit quality
o Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments
o A negative perception of the high yield market develops, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

Basic information about
Pioneer Ibbotson Aggressive Allocation Fund

Derivatives
Certain underlying funds may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The underlying funds may use derivatives for a variety of purposes, including:
o As a hedge against adverse changes in stock market prices, interest rates or currency exchange rates
o    As a substitute for purchasing or selling securities
o To increase the fund's return as a non-hedging strategy that may be considered speculative

Even a small investment in derivatives can have a significant impact on a fund's exposure to stock market values, interest rates or currency exchange rates. If changes in a derivative's value do not correspond to changes in the value of the fund's other investments, the fund may not fully benefit from or could lose money on the derivative position. In addition, some derivatives involve risk of loss if the person who issued the derivative defaults on its obligation. Certain derivatives may be less liquid and more difficult to value.

Fund performance
Since the fund does not yet have a full calendar year of operations, it does not disclose any performance information in the prospectus. The fund's performance will vary from year to year. Past performance does not necessarily indicate how a fund will perform in the future. As a shareowner, you may lose or make money on your investment.

Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees

paid directly from your investment                                   Class Y
--------------------------------------------------------------------------------
Maximum sales charge (load) when you buy shares                       None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)                                  None
--------------------------------------------------------------------------------

Annual fund operating expenses

paid from the assets of the fund
as a percentage of average daily net assets                         Class Y
--------------------------------------------------------------------------------
Management Fee(1)                                                    0.17%
--------------------------------------------------------------------------------
Distribution and Service (12b-1) Fee                                 0.00%
--------------------------------------------------------------------------------
Other Expenses                                                       0.30%
--------------------------------------------------------------------------------
Estimated average expense ratio of underlying funds(2)               0.85%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 1.32%
--------------------------------------------------------------------------------

(1) The management fee payable by the fund is equal to 0.13% of average daily net assets attributable to the fund's investments in underlying funds managed by Pioneer and cash and 0.17% of average daily net assets attributable to other investments, including underlying funds that are not managed by Pioneer, with breakpoints at incremental asset levels. Since initially all of the underlying funds are managed by Pioneer, the management fee will initially be 0.13% of average daily net assets.

(2) In addition to the operating expenses, each fund indirectly pays a portion of the expenses incurred by the underlying funds. The average expense ratio of underlying funds in the table is an estimate based upon (i) Ibbotson's current target allocation of the fund's assets among underlying funds and
     (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal year, which are stated either on a gross basis or net of any contractual expense limitation in effect for at least one year from the date of this prospectus. The actual indirect expenses incurred by a shareholder will vary based upon the fund's actual allocation of its assets and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods or that may be terminated at any time by the investment adviser to the underlying fund. The average expense ratio of underlying funds is estimated to be 0.85%, based upon (i) Ibbotson's current allocation of the fund's assets among underlying funds and (ii) the historical gross expense ratio of the underlying funds for their most recent fiscal year. The fund only invests in class shares of the underlying funds that do not incur sales loads or Rule 12b-1 fees. Based on the current

Basic information about
Pioneer Ibbotson Aggressive Allocation Fund

   allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (before expense limitations) for Class Y shares for the underlying funds ranges from 0.58%
   - 3.93% of average daily net assets. Based on the current target allocations and the most recent shareholder report or prospectus of each underlying fund, the total annual fund operating expenses (after expense limitations) for Class Y shares for the underlying funds ranges from 0.58%
   - 1.30% of average daily net assets.

Example
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's gross operating expenses remain the same, and e) the estimated gross expenses of the underlying funds (or net expenses if subject to an expense limit for at least a year) are reflected.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

              If you sell your shares          If you do not sell your shares
            ---------------------------      ----------------------------------
                        Number of years you own your shares
            -------------------------------------------------------------------
                1               3               1               3
--------------------------------------------------------------------------------
Class Y         $134            $418            $134            $418
--------------------------------------------------------------------------------

Asset allocation process

Pioneer allocates each fund's assets among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, fixed income and money market securities. The intended benefit of asset allocation is that the diversification provided by allocating assets among asset classes, such as equity and debt securities, reduces volatility over the long-term.

Pioneer has engaged Ibbotson to act as subadviser to each fund and allocate, subject to Pioneer's supervision, each fund's assets among the underlying funds. Ibbotson uses a two-step asset allocation process:

First, Ibbotson seeks to develop an optimal model allocation among underlying funds in different asset classes using an analysis that looks at forecast returns, standard deviations in historical returns and the correlation of the performance of different market sectors. The goal of this process is to identify a combination of investments in different market sectors that is expected to maximize return for a given level of risk or minimize risk for a given level of return.

Having determined the allocation of the fund's assets among the asset classes, Ibbotson then invests the assets allocated to a particular sector among underlying funds that invest in that sector. Pioneer and Ibbotson agree from time to time upon the universe of mutual funds that Ibbotson may consider when making allocation decisions. Ibbotson's analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, asset performance, regression and attribution analyses, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). Ibbotson seeks a combination of underlying funds that it believes will optimize returns, given each fund's risk profile. When considering equity funds, Ibbotson focuses on the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When considering bond funds, Ibbotson's primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Based on the target allocations, a fund will invest the proceeds from the sale of its shares, reinvested dividends from the underlying funds and other income, and redeem investments in the underlying funds to provide the cash necessary to satisfy redemption requests for fund shares. However, the portion of each fund's net assets represented by an underlying fund or asset class could differ substantially over time from the target allocation as the underlying funds' asset values change due to market movements and portfolio management decisions.

Periodically, Ibbotson will re-evaluate each fund's target asset allocation and may recommend the rebalancing of a fund's assets among asset classes and

Asset allocation process

underlying funds to reflect changes in the target allocations or to reallocate the fund's holdings to match the target allocation. Each fund may change its target allocation to each asset class, the underlying funds in each asset class (including adding or deleting funds) or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made for cash flow purposes, such as redemptions or expenses, as a result of periodic rebalancing of a Fund's portfolio holdings, or as an adjustment to an underlying fund's target allocation based on Ibbotson's view of the fund's characteristics and other allocation criteria.

Initially, the funds will invest solely in other Pioneer funds. Pioneer is seeking an exemptive order and the Securities and Exchange Commission has proposed a rule, each of which would allow the funds to invest in underlying funds that are either managed by Pioneer or managed by an adviser not associated with Pioneer. There can be no assurances that Pioneer will ultimately be granted the exemptive order. If such order or rule becomes available to the funds, Ibbotson may add funds that are not managed by Pioneer to the list of potential underlying funds. It is anticipated that underlying funds managed by Pioneer will at all times represent a significant portion of a fund's investments.

Management

Pioneer, the fund's investment adviser,
oversees the fund's operations and supervises Ibbotson, which is responsible for the day-to-day management of the fund's portfolio.


Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer is part of the global asset management group providing investment management and financial services to mutual funds, institutional and other clients. As of June 30, 2005, assets under management were approximately $173 billion worldwide, including over $42 billion in assets under management by Pioneer.


Pioneer and the funds have applied for an order from the Securities and Exchange Commission that would permit the funds to invest in underlying funds that are not affiliated with Pioneer, as well as Pioneer underlying funds and/or other investment securities, under certain conditions. There can be no assurance that the Securities and Exchange Commission will grant this relief. To the extent that the Securities and Exchange Commission grants this relief or adopts a proposed rule that is similar in scope, Pioneer and the funds plan rely on such order or rule to invest in funds not affiliated with Pioneer.

Investment adviser
Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.

The firm's U.S. mutual fund investment history includes creating in 1928 one of the first mutual funds.

Pioneer has received an order from the Securities and Exchange Commission that permits Pioneer, subject to the approval of the fund's Board of Trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the fund without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. To the extent that the Securities and Exchange Commission adopts a rule which would supersede the order, Pioneer and the fund intend to rely on such rule to permit Pioneer, subject to the approval of the fund's Board of Trustees and other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the fund without shareholder approval.

Ibbotson
Ibbotson recommends the allocation of each fund's assets among asset classes and among the underlying funds. Ibbotson is located at 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601.

Management

Portfolio management
Day-to-day management of the fund's portfolio is the responsibility of portfolio managers and members of Ibbotson's Investment Committee headed by Roger Ibbotson. Roger Ibbotson founded Ibbotson in 1977 and is the firm's Chairman. Peng Chen, Ph.D., managing director and chief investment officer at Ibbotson, conducts research projects on asset allocation, portfolio risk measurement, nontraditional assets, and global financial markets. Dr. Chen joined Ibbotson in 1997. Michael E. Annin, managing director, manages the investment management services and data products group for Ibbotson. He also specializes in business valuation, risk premium, and cost of capital analysis. Prior to joining Ibbotson in 1997, Mr. Annin was a consultant at IPC Group and a senior financial analyst at Abbot Laboratories. Scott Wentsel, senior portfolio manager, is responsible for management of the firm's fund-of-funds business which includes oversight of its investment management staff and process. Prior to joining Ibbotson in 2005, Mr. Wentsel was an executive director with Morgan Stanley where he worked primarily on Van Kampen Investments' asset management business. Mr. Wentsel has over 20 years of investment industry experience. Alexander E. Kaye, portfolio manager, is responsible for managing the delivery of fund-of-funds programs for institutional and retail clients, which includes asset allocation modeling, portfolio construction, fund classification and manager due diligence. Prior to joining Ibbotson in 2004, Mr. Kaye was an account manager at UBS Global Asset Management, where he managed client relationships for subadvisory and institutional clients. Brian Huckstep, portfolio manager, is responsible for managing the delivery of fund-of-funds programs for institutional and retail clients, which includes asset allocation modeling, portfolio construction, fund classification, and manager due diligence. Prior to joining Ibbotson in 2005, Mr. Huckstep was Director of Data Acquisition at Morningstar for two years, where he managed the portfolio collection and quantitative analysis function for five international offices. Mr. Huckstep also spent nine years at Northern Trust in product manager and analyst roles for institutional custody clients.

The fund's statement of additional information provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of shares of the fund.

Management fee
The fund pays Pioneer a fee for managing the fund and to cover the cost of providing certain services to the fund. Pioneer's annual fee is as follows:

Net Assets                    Annual Fee
------------------------------------------------------------------------------------------
Up to $2.5 billion            0.13% on investments in underlying funds managed by Pioneer
                              (and cash); and
                              0.17% on other investments
------------------------------------------------------------------------------------------
Over $2.5 billion and up      0.11% on investments in underlying funds managed by Pioneer
to $4 billion                 (and cash); and
                              0.14% on other investments
------------------------------------------------------------------------------------------
Over $4 billion and up to     0.10% on investments in underlying funds managed by Pioneer
$5.5 billion                  (and cash); and
                              0.12% on other investments
------------------------------------------------------------------------------------------
Over $5.5 billion and up      0.08% on investments in underlying funds managed by Pioneer
to $7 billion                 (and cash); and
                              0.10% on other investments
------------------------------------------------------------------------------------------
Over $7 billion               0.08% on investments in underlying funds managed by Pioneer
                              (and cash); and
                              0.09% on other investments
------------------------------------------------------------------------------------------

Since initially all of the underlying funds are managed by Pioneer, the management fee initially will be 0.13% of average daily net assets. The fee is computed daily and paid monthly. Pioneer, and not the fund, pays a portion of the fee it receives from the fund to Ibbotson as compensation for Ibbotson's services to the fund.


A discussion regarding the basis for the Board of Trustees' approval of the management contract will be available in the fund's January 31, 2006 annual report to shareholders.


Distributor and transfer agent
Pioneer Funds Distributor, Inc. is the fund's distributor. Pioneer Investment Management Shareholder Services, Inc. is the fund's transfer agent. The fund compensates the distributor and transfer agent for their services. The distributor and the transfer agent are affiliates of Pioneer.

Disclosure of portfolio holdings
The fund's policies and procedures with respect to disclosure of the fund's portfolio securities are described in the statement of additional information and on Pioneer's website at www.pioneerfunds.com.

Buying, exchanging and selling shares

Net asset value

The fund's net asset value is the value of its portfolio of securities plus any other assets minus its operating expenses and any other liabilities. The fund calculates a net asset value for each class of shares every day the New York Stock Exchange is open when regular trading closes (normally 4:00 p.m. Eastern time). Each fund values the shares of the underlying funds at their published net asset value.

The fund generally values its portfolio securities using closing market prices or readily available market quotations. When closing market prices or market quotations are not available or are considered by Pioneer to be unreliable, the fund uses a security's fair value. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. All valuations of securities on a fair value basis are made pursuant to procedures adopted by the Board of Trustees. The use of fair value pricing by the fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services.

The fund uses the fair value of a security, including a non-U.S. security, when Pioneer determines that the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security at the time the fund calculates its net asset value. This may occur for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. International securities markets may be open on days when the U.S. markets are closed. For this reason, the values of any international securities owned by the fund could change on a day you cannot buy or sell shares of the fund.


Certain types of securities, including those discussed in this paragraph, are priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed income securities. The fund values cash equivalent securities with remaining maturities of 60 days or less at amortized cost. To the extent that the fund invests in the shares of other registered open-end investment companies that are not traded on an exchange (mutual funds), such shares are valued at their published net asset values per share as reported by the funds. The prospectuses of these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.

You buy or sell Class Y shares at the share price.

Distribution of Class Y shares
The distributor incurs the expenses of distributing the fund's Class Y shares, none of which are reimbursed by the fund or the Class Y shareowners. Distribution expenses include fees paid to broker-dealers which have sales agreements with the distributor and other parties, advertising expenses and the cost of printing and mailing prospectuses to potential investors.

Additional dealer compensation
The distributor or its affiliates may pay additional compensation, out of their own assets, to certain brokerage firms and other intermediaries or their affiliates, based on sales or assets attributable to the firm, or such other criteria agreed to by the distributor. The firms to which payments may be made are determined by the distributor. These payments may provide an incentive, in addition to any sales charge, to these firms to actively promote the Pioneer funds or cooperate with the distributor's promotional efforts.

--------------------------------------------------------------------------------
 Share price
 The net asset value per share calculated on the day of your transaction.
--------------------------------------------------------------------------------

Buying, exchanging and selling shares

Opening your account

If you are an individual or other non-institutional investor, open your Class Y share account by completing an account application and sending it to the transfer agent by mail or by fax. If you are any other type of investor, please call the transfer agent to obtain a Class Y share account application and an account number.

If you invest in the fund through investment professionals or other financial intermediaries, including wrap programs and fund supermarkets, additional conditions may apply to your investment in the fund, and the investment professional or intermediary may charge you a transaction-based or other fee for its services. These conditions and fees are in addition to those imposed by the fund and its affiliates. You should ask your investment professional or financial intermediary about its services and any applicable fees.

The transfer agent must receive your account application before you send your initial check or federal funds wire. In addition, you must provide a bank wire address of record when you establish your account.

If your shares are held in your investment firm's name, the options and services available to you may be different from those discussed in this prospectus. Ask your investment professional for more information.

Account options
Use your account application to select options and privileges for your account. You can change your selections at any time by sending a completed account options form to the transfer agent. You may be required to obtain a signature guarantee to make certain changes to an existing account.

Call or write to the transfer agent for account applications, account options forms and other account information:

Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014
Telephone 1-888-294-4480

Telephone transaction privileges
If your account is registered in your name, you can exchange or sell Class Y shares by telephone. If you do not want your account to have telephone transaction privileges, you must indicate that choice on your account application or by writing to the transfer agent.

When you request a telephone transaction the transfer agent will try to confirm that the request is genuine. The transfer agent records the call, requires the caller to provide validating information for the account and sends you a written confirmation. The fund may implement other confirmation procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party.

--------------------------------------------------------------------------------
 By phone
 If you want to place your telephone transaction by speaking to a shareowner services representative, call 1-888-294-4480 between 9:00 a.m. and 6:00 p.m. Eastern time on any weekday that the New York Stock Exchange is open.
--------------------------------------------------------------------------------

Buying, exchanging and selling shares

General rules on buying, exchanging and selling your fund shares

Share price
If you place an order to purchase, exchange or sell shares with the transfer agent or a broker-dealer by the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time), your transaction will be completed at the share price determined as of the close of trading on the New York Stock Exchange on that day. If your order is placed with the transfer agent or a broker-dealer after 4:00 p.m., or your order is not in good order, your transaction will be completed at the share price next determined after your order is received in good order by the fund. The broker-dealer is responsible for transmitting your order to the fund in a timely manner.

Buying
You can buy Class Y shares at net asset value per share. The fund does not impose any initial, contingent deferred or asset based sales charge on Class Y shares. The distributor may reject any order until it has confirmed it in writing and received payment.

You may use securities you own to purchase shares of the fund provided that Pioneer, in its sole discretion, determines that the securities are consistent with the fund's objective and policies and their acquisition is in the best interests of the fund. If the fund accepts your securities, they will be valued for purposes of determining the number of fund shares to be issued to you in the same way the fund will value the securities for purposes of determining its net asset value. For federal income tax purposes, you may be taxed in the same manner as if you sold the securities that you exchange for cash in an amount equal to the value of the fund shares that you receive in exchange. Your sales charge for purchases of fund shares will be based upon the value of the fund shares that you receive. Your broker may also impose a fee in connection with processing your purchase of fund shares with securities.

Minimum investment amount
Your initial Class Y share investment must be at least $5 million. This amount may be invested in one or more of the Pioneer mutual funds that currently offer Class Y shares. There is no minimum additional investment amount.

Identity verification
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, you will need to supply your name, address, date of birth, and other information that will allow the fund to identify you.

The fund may close your account if we cannot adequately verify your identity. The redemption price will be the net asset value (less applicable sales charges) on the date of redemption.

Waivers of the minimum investment amount
The fund will accept an initial investment of less than $5 million if:

a) The investment is made by a trust company or bank trust department which is initially investing at least $1 million in any of the Pioneer mutual funds and, at the time of the purchase, such assets are held in a fiduciary, advisory, custodial or similar capacity over which the trust company or bank trust department has full or shared investment discretion; or

b) The investment is at least $1 million in any of the Pioneer mutual funds and the purchaser is an insurance company separate account; or

c) The account is not represented by a broker/dealer and the investment is made by (1) an ERISA-qualified retirement plan that meets the requirements of Section 401 of the Internal Revenue Code, (2) an employer-sponsored retirement plan that meets the requirements of Sections 403 or 457 of the Internal Revenue Code, (3) a private foundation that meets the requirements of Section 501(c)(3) of the Internal Revenue Code or (4) an endowment or other organization that meets the requirements of Section 509(a)(1) of the Internal Revenue Code; or

d) The investment is made by an employer-sponsored retirement plan established for the benefit of (1) employees of Pioneer or its affiliates, or (2) employees or the affiliates of broker-dealers who have a Class Y shares sales agreement with the distributor; or

e) The investment is made through certain mutual fund programs sponsored by qualified intermediaries, such as broker-dealers and investment advisers. In each case, the intermediary has entered into an agreement with Pioneer to include Class Y shares of the Pioneer mutual funds in their program. The intermediary provides investors participating in the program with additional services, including advisory, asset allocation, recordkeeping or other services. You should ask your investment firm if it offers and you are eligible to participate in such a mutual fund program and whether participation in the program is consistent with your investment goals. The intermediaries sponsoring or participating in these mutual fund programs may also offer their clients other classes of shares of the funds and investors may receive different levels of services or pay different fees depending upon the class of shares included in the program. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class; or

f)   The investment is made by another Pioneer fund.

Buying, exchanging and selling shares

Exchanging
You may exchange your Class Y shares for the Class Y shares of another Pioneer mutual fund.

Your exchange request must be for at least $1,000. The fund allows you to exchange your Class Y shares at net asset value without charging you either an initial or contingent deferred sales charge.

Before you request an exchange, consider each fund's investment objective and policies as described in the fund's prospectus.

Selling
Your Class Y shares will be sold at net asset value per share next calculated after the fund or its authorized agent, such as broker-dealers, receives your request in good order. If a signature guarantee is required, you must submit your request in writing.

The fund generally will send your sale proceeds by check, bank wire or electronic funds transfer. Normally you will be paid within seven days. If you recently purchased the shares being sold, the fund may delay payment of the sale proceeds until your check has cleared. This may take up to 15 calendar days from the purchase date.

If you are selling shares from a non-retirement account or certain IRAs, you may use any of the methods described below. If you are selling shares from a retirement account other than an IRA, you must make your request in writing.

--------------------------------------------------------------------------------
Good order means that:
o    You have provided adequate instructions
o    There are no outstanding claims against your account
o    There are no transaction limitations on your account
o If you have any fund share certificates, you submit them and they are signed by each record owner exactly as the shares are registered
     o    Your request includes a signature guarantee if you:
     -    Are selling over $100,000 worth of shares and
     - Want the sale proceeds sent to an address other than your bank account of record or
     - Want the sale proceeds to be made payable to someone other than the account's record owners or
     - The account registration, address of record or bank account of record has changed within the last 30 days
o    Are selling or exchanging over $5 million worth of shares
o Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     You may have to pay income taxes on a sale or an exchange.
--------------------------------------------------------------------------------

Buying, exchanging and selling shares

Buying shares


In writing, by mail or by fax
You can purchase Class Y shares by mailing a check to the transfer agent. Make your check payable to the fund. Neither initial nor subsequent investments should be made by third party check. Your check must be in U.S. dollars and drawn on a U.S. bank. Include in your purchase request the fund's name, the account number and the name or names in the account registration.

If you are registering an account in the name of a corporation or other fiduciary, you must send your completed account set-up forms to the transfer agent prior to making your initial purchase.


By phone or wire


By wire
If you have an existing Class Y account, you may wire funds to purchase Class Y shares. Note, however, that:
o State Street Bank must receive your wire no later than 11:00 a.m. Eastern time on the business day after the fund receives your request to purchase shares
o If State Street Bank does not receive your wire by 11:00 a.m. Eastern time on the next business day, your transaction will be canceled at your expense and risk
o Wire transfers normally take two or more hours to complete and a fee may be charged by the sending bank
o    Wire transfers may be restricted on holidays and at certain other times

Instruct your bank to wire funds to:

Receiving Bank:          State Street Bank and Trust Company
                         225 Franklin Street
                         Boston, MA 02101
                         ABA Routing No. 011000028

For further credit to:   Shareholder Name
                         Existing Pioneer Account No.
                         Pioneer Ibbotson Asset Allocation Series


Through your investment firm
Consult your investment professional for more information.

Exchanging shares

In writing, by mail or by fax
You can exchange Class Y shares by mailing or faxing a letter of instruction to the transfer agent. You can exchange fund shares directly through the fund only if your account is registered in your name. However, you may not fax an exchange request for more than $5 million. Include in your letter:
o    The name and signature of all registered owners
o A signature guarantee for each registered owner if the amount of the exchange is more than $5 million
o The name of the fund out of which you are exchanging and the name of the fund into which you are exchanging
o    The dollar amount or number of Class Y shares you are exchanging

By phone or wire

By phone
After you establish your Class Y account, you can exchange fund shares by phone if:
o You are using the exchange to establish a new account, provided the new account has a registration identical to the original account
o    The fund into which you are exchanging offers Class Y shares
o You are not exchanging more than $5 million worth of shares per account per day
o    You can provide the proper account identification information

Through your investment firm
Consult your investment professional for more information about exchanging your shares.

Buying, exchanging and selling shares

Selling shares

In writing, by mail or by fax
You can sell some or all of your Class Y shares by writing directly to the fund only if your account is registered in your name. Include in your request your name, the fund's name, your fund account number, the dollar amount or number of Class Y shares to be sold and any other applicable requirements as described below.
o The transfer agent will send the sale proceeds to your address of record unless you provide other instructions
o    Your request must be signed by all registered owners
o The transfer agent will not process your request until it is received in good order

By fax
o You may sell up to $5 million per account per day if the proceeds are directed to your bank account of record
o You may sell up to $100,000 per account per day if the proceeds are not directed to your bank account of record

By phone or wire

By phone
o You may sell up to $5 million per account per day if the proceeds are directed to your bank account of record
o You may sell up to $100,000 per account per day if the proceeds are not directed to your bank account of record

You may sell fund shares held in a retirement plan account by phone only if your account is an IRA. You may not sell your shares by phone if you have changed your address (for checks) or your bank information (for wires and transfers) in the last 30 days.

You may receive your sale proceeds:
o By check, provided the check is made payable exactly as your account is registered
o By bank wire or by electronic funds transfer, provided the sale proceeds are being sent to your bank address of record

Through your investment firm
Consult your investment professional for more information. The fund has authorized the distributor to act as its agent in the repurchase of fund shares from qualified investment firms. The fund reserves the right to terminate this procedure at any time.

How to contact us

By phone

For information or to request a telephone transaction between 9:00 a.m. and 6:00 p.m. (Eastern time) by speaking with a shareholder services representative call 1-888-294-4480


To use FactFone(SM) call
1-800-225-4321


By mail
Send your written instructions to:
Pioneer Investment Management
Shareholder Services, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Pioneer website
www.pioneerfunds.com


By fax
Fax your exchange and sale requests to:
1-888-294-4485


Excessive trading
Frequent trading into and out of the fund can disrupt portfolio management strategies, harm fund performance by forcing the fund to hold excess cash or to liquidate certain portfolio securities prematurely and increase expenses for all investors, including long-term investors who do not generate these costs.
An investor may use short-term trading as a strategy, for example, if the investor believes that the valuation of the fund's portfolio securities for purposes of calculating its net asset value does not fully reflect the then current fair market value of those holdings. The fund discourages, and does not take any intentional action to accommodate, excessive and short-term trading practices, such as market timing. Although there is no generally applied standard in the marketplace as to what level of trading activity is excessive, we may consider trading in the fund's shares to be excessive for a variety of reasons, such as if:
o You sell shares within a short period of time after the shares were purchased;
o You make two or more purchases and redemptions within a short period of time;
o You enter into a series of transactions that is indicative of a timing pattern or strategy; or
o We reasonably believe that you have engaged in such practices in connection with other mutual funds.

Buying, exchanging and selling shares

The fund's Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares by fund investors. Pursuant to these policies and procedures, we monitor selected trades on a daily basis in an effort to detect excessive short-term trading. If we determine that an investor or a client of a broker has engaged in excessive short-term trading that we believe may be harmful to the fund, we will ask the investor or broker to cease such activity and we will refuse to process purchase orders (including purchases by exchange) of such investor, broker or accounts that we believe are under their control. In determining whether to take such actions, we seek to act in a manner that is consistent with the best interests of the fund's shareholders.

While we use our reasonable efforts to detect excessive trading activity, there can be no assurance that our efforts will be successful or that market timers will not employ tactics designed to evade detection. If we are not successful, your return from an investment in the fund may be adversely affected. Frequently, fund shares are held through omnibus accounts maintained by financial intermediaries such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Our ability to monitor trading practices by investors purchasing shares through omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in observing the fund's policies.

In addition to monitoring trades, the policies and procedures provide that:
o Certain funds managed by Pioneer have adopted redemption fees that are incurred if you redeem shares within a short period after purchase, including exchanges. These redemption fees are described in the applicable prospectuses under "Fees and expenses."

The fund may reject a purchase or exchange order before its acceptance or an order prior to issuance of shares. The fund may also restrict additional purchases or exchanges in an account. Each of these steps may be taken, for any reason, without prior notice, including transactions that the fund believes are requested on behalf of market timers. The fund reserves the right to reject any purchase request by any investor or financial institution if the fund believes that any combination of trading activity in the account or related accounts is potentially disruptive to the fund. A prospective investor whose purchase or exchange order is rejected will not achieve the investment results, whether gain or loss, that would have been realized if the order were accepted and an investment made in the fund. The fund and its shareholders do not incur any gain or loss as a result of a rejected order. The fund may impose further restrictions on trading activities by market timers in the future. The fund's prospectus will be amended or supplemented to reflect any material additional restrictions on trading activities intended to prevent excessive trading.

--------------------------------------------------------------------------------
 Other requirements
 If you must use a written request to exchange or sell your Class Y shares and your account is registered in the name of a corporation or other fiduciary you must include the name of an authorized person and a certified copy of a current corporate resolution, certificate of incumbency or similar legal document showing that the named individual is authorized to act on behalf of the record owner.
--------------------------------------------------------------------------------

Account options

Distribution options
The fund offers three distribution options. Any fund shares you buy by reinvesting distributions will be priced at the applicable net asset value per share.

(1) Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the fund will automatically be invested in additional fund shares.

(2) You may elect to have the amount of any dividends paid to you in cash and any capital gain distributions reinvested in additional shares.

(3) You may elect to have the full amount of any dividends and/or capital gain distributions paid to you in cash.

Options (2) or (3) are not available to retirement plan accounts or accounts with a current value of less than $500.

If your distribution check is returned to the transfer agent or you do not cash the check for six months or more, the transfer agent may reinvest the amount of the check in your account and automatically change the distribution option on your account to option (1) until you request a different option in writing. These additional shares will be purchased at the then current net asset value.

Buying, exchanging and selling shares

Shareowner services


Pioneer website
www.pioneerfunds.com
The website includes a full selection of information on mutual fund investing. You can also use the website to get:
o    Your current account information
o    Prices, returns and yields of all publicly available Pioneer mutual funds
o    Prospectuses for all the Pioneer mutual funds
o    A copy of Pioneer's privacy notice

FactFone(SM) 1-800-225-4321
You can use FactFone(SM) to:
o    Obtain current information on your Pioneer mutual fund accounts
o Inquire about the prices and yields of all publicly available Pioneer mutual funds
o    Request account statements

If your account is registered in the name of a broker-dealer or other third party, you may not be able to use FactFone(SM) to obtain account information.

Confirmation statements
The transfer agent maintains an account for each investment firm or individual shareowner and records all account transactions. You will be sent confirmation statements showing the details of your transactions as they occur, except automatic investment plan transactions, which are confirmed quarterly. If you have more than one Pioneer mutual fund account registered in your name, the Pioneer combined account statement will be mailed to you each quarter.

Tax information
In January of each year, the fund will mail you information about the tax status of the dividends and distributions paid to you by the fund.

Privacy
The fund has a policy that protects the privacy of your personal information. A copy of Pioneer's privacy notice was given to you at the time you opened your account. The fund will send you a copy of the privacy notice each year. You may also obtain the privacy notice by calling the transfer agent or through Pioneer's website.

Shareowner account policies


Signature guarantees and other requirements
You are required to obtain a signature guarantee when you are:
o    Requesting certain types of exchanges or sales of fund shares
o    Requesting certain types of changes for your existing account

You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. You cannot obtain a signature guarantee from a notary public.

All Pioneer funds will accept only medallion signature guarantees. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. Signature guarantees from financial institutions that are not participating in one of these programs are not accepted.

Fiduciaries and corporations are required to submit additional documents to sell fund shares.

Minimum account size
The fund requires that you maintain a minimum account value of $500. If you hold less than $500 in your account, the fund reserves the right to notify you that it intends to sell your shares and close your account. You will be given 60 days from the date of the notice to make additional investments to avoid having your shares sold. This policy does not apply to certain qualified retirement plan accounts.

Telephone and website access
You may have difficulty contacting the fund by telephone or accessing pioneerfunds.com during times of market volatility or disruption in telephone or Internet service. On New York Stock Exchange holidays or on days when the exchange closes early, Pioneer will adjust the hours for the telephone center accordingly. If you are unable to access pioneerfunds.com or reach the fund by telephone, you should communicate with the fund in writing.

Share certificates
The fund does not offer share certificates. Shares are electronically recorded.

Buying, exchanging and selling shares

Other policies
The fund and the distributor reserve the right to:
o charge a fee for exchanges or to modify, limit or suspend the exchange privilege at any time without notice. The fund will provide 60 days' notice of material amendments to or termination of the exchange privilege
o revise, suspend, limit or terminate the account options or services available to shareowners at any time, except as required by the rules of the Securities and Exchange Commission

The fund reserves the right to:
o    stop offering Class Y shares
o suspend transactions in shares when trading on the New York Stock Exchange is closed or restricted, when the Securities and Exchange Commission determines an emergency or other circumstances exist that make it impracticable for the fund to sell or value its portfolio securities
o redeem in kind by delivering to you portfolio securities owned by the fund rather than cash. Securities you receive this way may increase or decrease in value while you hold them and you may incur brokerage and transaction charges and tax liability when you convert the securities to cash

Dividends, capital gains and taxes

Dividends and capital gains
The fund generally pays any distributions of net short- and long-term capital gains in November. The fund generally pays dividends from any net investment income in December. The fund may also pay dividends and capital gain distributions at other times if necessary for the fund to avoid U.S. federal income or excise tax. If you invest in the fund close to the time that the fund makes a distribution, generally you will pay a higher price per share and you will pay taxes on the amount of the distribution whether you reinvest the distribution or receive it as cash.

Taxes
For U.S. federal income tax purposes, distributions from the fund's net long-term capital gains (if any) are considered long-term capital gains and may be taxable to you at different maximum rates depending upon their source and other factors. Distributions from the fund's net short-term capital gains are taxable as ordinary income. Dividends are taxable either as ordinary income or, if so designated by the fund and certain other conditions, including holding period requirements, are met by the fund and the shareholder, as "qualified dividend income" taxable to individual shareholders at a maximum 15% U.S. federal income tax rate. Dividends and distributions are taxable, whether you take payment in cash or reinvest them to buy additional fund shares.

When you sell or exchange fund shares you will generally recognize a capital gain or capital loss in an amount equal to the difference between the net amount of sale proceeds (or, in the case of an exchange, the fair market value of the shares) that you receive and your tax basis for the shares that you sell or exchange. In January of each year the fund will mail to you information about your dividends, distributions and any shares you sold in the previous calendar year.

You must provide your social security number or other taxpayer identification number to the fund along with the certifications required by the Internal Revenue Service when you open an account. If you do not or if it is otherwise legally required to do so, the fund will withhold 28% "backup withholding" tax from your dividends and distributions, sale proceeds and any other payments to you.

You should ask your tax adviser about any federal, state, local and foreign tax considerations, including possible additional withholding taxes for non-U.S. shareholders. You may also consult the fund's statement of additional information for a more detailed discussion of qualified dividend income and other U.S. federal income tax considerations that may affect the fund and its shareowners.

--------------------------------------------------------------------------------
 Sales and exchanges may be taxable transactions to shareowners.
--------------------------------------------------------------------------------

Financial highlights

The financial highlights table helps you understand the fund's financial performance.

The table below helps you understand the financial results of the Class A shares of the fund. Class A share information is presented because Class Y shares are a newly offered class of shares with no operating history. Class Y shares will have different performance and different annual operating expenses.


Certain information reflects financial results for a single fund share. The total return in the table represents the rate that you would have earned or lost on an investment in Class A shares of the fund (assuming reinvestment of all dividends and distributions).



The information for the period ended January 31, 2005 is unaudited. The semi-annual report is available upon request.


                                           Moderate          Growth         Aggressive
                                          Allocation       Allocation       Allocation
                                             Fund             Fund             Fund
                                        For the period   For the period   For the period
                                            8/9/04           8/9/04           8/9/04
                                          to 1/31/05       to 1/31/05       to 1/31/05
                                        (unaudited)(a)   (unaudited)(a)   (unaudited)(a)
------------------------------------------------------------------------------------------
Net asset value, beginning of period       $ 10.00          $ 10.00          $ 10.00
                                         --------------------------------------------
Increase (decrease) from
  investment operations:
  Net investment income(b)                 $  0.06          $  0.03          $     -
  Net realized and unrealized gain
    on investments                            0.84             1.09             1.36
                                         --------------------------------------------
  Net increase from investment
    operations                             $  0.90          $  1.12          $  1.36
                                         --------------------------------------------
Distributions to shareowners:
  Net investment income                   $  (0.04)        $  (0.03)         $ (0.02)
  Net realized gain                          (0.23)           (0.25)           (0.30)
                                         --------------------------------------------
Net increase in net asset value           $   0.63          $  0.84          $  1.04
                                         --------------------------------------------
Net asset value, end of period            $  10.63          $ 10.84          $ 11.04
                                         ============================================
Total return*                                 9.04%           11.19%           13.54%
Ratio of net expenses to average
  net assets**,@                              0.90%            0.93%            0.93%
Ratio of net investment income
  (loss) to average net assets**              1.15%            0.62%           (0.02)%
Portfolio turnover rate**                       20%              13%              12%
Net assets, end of period
  (in thousands)                          $ 13,612         $ 11,580          $ 6,604
------------------------------------------------------------------------------------------

(a) The fund commenced operations on August 9, 2004. Conservative Allocation Fund commenced operations on May 12, 2005.

(b)  Calculated using average shares outstanding for the period.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

@ In the absence of expense reimbursement, expenses on an annualized basis would have been 2.84%, 3.73% and 6.66% of average net assets, respectively, for Moderate Allocation Fund, Growth Allocation Fund and Aggressive Allocation Fund.

Appendix A

Information about the underlying funds
The following is intended to summarize the investment objectives and primary strategies of, and to provide you with certain other information about, the underlying funds. These summaries do not reflect all of the investment policies and strategies that are disclosed in each underlying fund's prospectus, and are not an offer of the underlying funds' shares. The underlying funds in which the funds intend to invest may change from time to time and the funds may invest in underlying funds in addition to those described below at the discretion of Pioneer without prior notice to or approval of shareholders. The prospectus and statement of additional information for each underlying fund is available on the Securities and Exchange Commission's website as well as on our website at www.pioneerfunds.com.

Each underlying fund normally will be invested according to its investment strategy. However, an underlying fund also may have the ability to invest without limitation in money market instruments or other investments for temporary, defensive purposes.

Appendix A

The underlying funds that invest primarily in equity securities are:

Pioneer Fund

Investment objective
Reasonable income and capital growth.

Principal investment strategies
The fund invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The fund invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.

Investment Adviser
Pioneer

Pioneer Research Fund

Investment objective
Long-term capital growth.

Principal investment strategies
Normally, the fund invests at least 80% of its assets in equity securities, primarily of U.S. issuers. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as preferred stocks, depositary receipts, rights and warrants.

Investment Adviser
Pioneer

Pioneer Growth Leaders Fund

Investment objective
Long term capital growth.

Principal investment strategies
Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in common and preferred stocks and securities convertible into stocks. Securities convertible into stocks include depositary receipts on stocks, convertible debt securities, warrants and rights. The fund offers a broad investment program for the equity portion of an investor's portfolio, with an emphasis on mid and large capitalization issuers traded in the U.S. However, the fund may invest in issuers of any capitalization.

Investment Adviser

Pioneer (adviser); L. Roy Papp & Associates, LLP (subadviser)


Pioneer Oak Ridge Large Cap Growth Fund

Investment objective
Capital appreciation.

Principal investment strategies
Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of large capitalization U.S. companies. Large capitalization companies have market capitalizations at the time of acquisition of $3 billion or more. The fund anticipates that the average weighted market capitalization of the companies in the fund's portfolio will be significantly higher that $3 billion. The equity securities in which the fund principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the fund may invest in other types of equity securities to a lesser extent, such as warrants and rights.

Investment Adviser
Pioneer (adviser); Oak Ridge Investments, LLC (subadviser)

Appendix A

Pioneer AmPac Growth Fund

Investment objective
Long-term capital growth.

Principal investment strategies
Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of issuers that have substantial sales to, or receive significant income from, countries within the Pacific Rim. These issuers meet one of the following criteria:
o 50% or more of the issuer's earnings or sales are attributed to, or assets are situated in, Pacific Rim countries (including the U.S. and other countries bordering the Pacific Ocean, such as China and Indonesia)
o 50% or more of the issuer's earnings or sales are attributed to, or assets are situated in, Pacific Rim countries other than the U.S.

The fund also may invest up to 30% of the value of its investments in equity securities in the equity securities of non-U.S. issuers that are traded in U.S. markets.

Investment Adviser
Pioneer (adviser); L. Roy Papp & Associates, LLP (subadviser)

Pioneer Value Fund

Investment objective
Reasonable income and capital growth.

Principal investment strategies
The fund seeks to invest in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The fund invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.

Investment Adviser
Pioneer

Pioneer Mid Cap Growth Fund

Investment objective
Capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.

Principal investment strategies
Normally, the fund invests at least 80% of its total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of issuers included in the Russell Midcap Growth Index. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.

Investment Adviser
Pioneer

Pioneer Cullen Value Fund

Investment objective
Capital appreciation. Current income is a secondary objective.

Principal investment strategies
The fund invests primarily in equity securities. The fund may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies. Consequently, the fund will be subject to the risks of investing in companies with market capitalizations of $1.5 billion or more. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs) and preferred stocks.

The fund may invest up to 30% of its total assets in securities of non-U.S. issuers. Up to 5% of the fund's total assets may be invested in securities of emerging market issuers. The fund may invest in securities of Canadian issuers to the same extent as securities of U.S. issuers.

Investment Adviser
Pioneer (adviser); Cullen Capital Management LLC (subadviser)

Appendix A

Pioneer Mid Cap Value Fund

Investment objective
Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.

Principal investment strategies
Normally, the fund invests at least 80% of its total assets in equity securities of mid-size companies, that is companies with market values within the range of market values of companies included in the Russell Midcap Value Index. The fund focuses on issuers with capitalizations within the $1 billion to $10 billion range, and that range will change depending on market conditions. The equity securities in which the fund principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the fund may invest in other types of equity securities to a lesser extent, such as warrants and rights.

Investment Adviser
Pioneer

Pioneer Small and Mid Cap Growth Fund

Investment objective
Long-term capital growth.

Principal investment strategies
Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small and mid-capitalization issuers, that is those with market values, at the time of investment, that do not exceed the market capitalization of the largest company within the S&P Mid Cap 400 Index. The size of companies in the index may change dramatically as a result of market conditions and the composition of the index. The fund's investments will not be confined to securities issued by companies included in the index. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks.

Investment Adviser
Pioneer (adviser); L. Roy Papp & Associates, LLP (subadviser)

Pioneer Oak Ridge Small Cap Growth Fund

Investment objective
Capital appreciation.

Principal investment strategies
Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small capitalization U.S. companies with market capitalizations of $2 billion or less. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks. Small capitalization companies have market capitalizations at the time of acquisition of $2 billion or less. The equity securities in which the fund principally invests are common stocks, preferred stocks, depositary receipts and convertible debt, but the fund may invest in other types of equity securities to a lesser extent, such as warrants and rights.

Investment Adviser
Pioneer (adviser); Oak Ridge Investments, LLC (subadviser)

Pioneer Small Cap Value Fund

Investment objective
Capital growth by investing in a diversified portfolio of securities consisting primarily of common stocks.

Principal investment strategies
Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of small companies. Small companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell 2000 Index or the 3-year rolling average of the market capitalization of the largest company within the Russell 2000 Index as measured at the end of the preceding month. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The size of the companies in the index changes with market conditions and the composition of the index. Pioneer monitors the fund's portfolio so that, under normal circumstances, the capitalization range of the fund's portfolio is consistent with the inclusion of the fund in the Lipper Small-Cap category. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.

Investment Adviser
Pioneer

Appendix A

Pioneer International Equity Fund

Investment objective
Long-term capital growth.

Principal investment strategies
Normally, the fund invests at least 80% of its total assets in equity securities of non-U.S. issuers. The fund focuses on securities of issuers located in countries with developed markets (other than the United States) but may allocate up to 10% of its assets in countries with emerging economies or securities markets. Developed markets outside the United States generally include, but are not limited to, the countries included in the Morgan Stanley Capital International Europe, Australasia, Far East Index. The fund's assets must be allocated to securities of issuers located in at least three non-U.S. countries. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks. The fund may also purchase and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments.

Investment Adviser
Pioneer

Pioneer International Value Fund

Investment objective
Long-term capital growth.

Principal investment strategies
Normally, the fund invests at least 80% of its total assets in equity securities of non-U.S. issuers. These issuers may be located in both developed and emerging markets. Under normal circumstances, the fund's assets will be invested in securities of companies domiciled in at least three different foreign countries. Generally, the fund's investments in any country are limited to 25% or less of its total assets. However, the fund may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the Japanese yen, the British pound and the euro. Investment of a substantial portion of the fund's assets in such countries or currencies will subject the fund to the risks of adverse securities markets, exchange rates and social, political or economic events which may occur in those countries.

The fund may invest without limitation in securities of issuers located in countries with emerging economies or securities markets, but will not invest more than 25% of its total assets in securities of issuers located in any one such country.

For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred shares. The fund may also purchase and sell forward foreign currency exchange contracts in non-U.S. currencies in connection with its investments.

Investment Adviser
Pioneer

Appendix A

Pioneer Europe Select Equity Fund

Investment objective
Long term growth of capital.

Principal investment strategies
Normally, the fund invests at least 80% of its total assets in equity securities of European issuers. The fund's principal focus is on European companies that exhibit strong growth characteristics and are considered to be leaders in their sector or industry. The fund generally focuses on mid- and large-capitalization European issuers. Equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights and preferred stocks. The fund may also purchase and sell forward foreign currency exchange contracts in connection with its investments.

Investment Adviser
Pioneer

Pioneer Emerging Markets Fund

Investment objective
Long-term growth of capital.

Principal investment strategies
The fund invests primarily in securities of emerging market issuers. Although the fund invests in both equity and debt securities, it normally emphasizes equity securities in its portfolio. Normally, the fund invests at least 80% of its total assets in the securities of emerging market corporate and government issuers (i.e., securities of companies that are domiciled or primarily doing business in emerging countries and securities of these countries' governmental issuers).

Investment Adviser
Pioneer

Pioneer Real Estate Shares

Investment objective
Long-term growth of capital. Current income is a secondary objective.

Principal investment strategies
Normally, the fund invests at least 80% of its total assets in equity securities of real estate investment trusts (REITs) and other real estate industry issuers. For purposes of the fund's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as warrants, rights, interests in REITs and preferred stocks.

Investment Adviser
Pioneer (adviser); AEW Management and Advisors, L.P. (subadviser)

Appendix A

The underlying funds that invest primarily in debt securities are:

Pioneer Bond Fund

Investment objective
To provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The fund also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the fund's portfolio.

Principal investment strategies
The fund invests primarily in:
o debt securities issued or guaranteed by the U.S. government or its agencies and instrumentalities,
o debt securities, including convertible debt, of corporate and other issuers rated at least investment grade at the time of investment, and comparably rated commercial paper,
o cash and cash equivalents, certificates of deposit, repurchase agreements maturing in one week or less and bankers' acceptances.

Cash and cash equivalents include cash balances, accrued interest and receivables for items such as the proceeds, not yet received, from the sale of the fund's portfolio investments.

Normally, the fund invests at least 80% of its total assets in these securities. In addition, the fund may invest up to 20% of its total assets in debt securities rated below investment grade or, if unrated, of equivalent quality as determined by Pioneer.

Investment Adviser
Pioneer

Pioneer High Yield Fund

Investment objective
Maximize total return through a combination of income and capital appreciation.

Principal investment strategies
Normally, the fund invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks. These high yield securities may be convertible into the equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

Investment Adviser
Pioneer

Pioneer Short Term Income Fund

Investment objective
A high level of current income to the extent consistent with a relatively high level of stability of principal.

Principal investment strategies
The fund invests primarily in:
o Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities
o Debt securities, including convertible debt, of corporate and other issuers and commercial paper
o    Mortgage-backed and asset-backed securities
o    Short-term money market instruments

Normally, at least 80% of the fund's net assets are invested in debt securities that are rated investment grade at the time of purchase or cash and cash equivalents. Cash and cash equivalents may include cash balances, accrued interest and receivables for items such as the proceeds, not yet received, from the sale of the fund's portfolio investments.

Investment Adviser
Pioneer

Appendix A

Pioneer Cash Reserves Fund

Investment objective
High current income, preservation of capital and liquidity through investments in high-quality short-term securities.

Principal investment strategies
The fund seeks to maintain a constant net asset value of $1.00 per share by investing in high-quality, U.S. dollar denominated money market securities, including those issued by:
o    U.S. and foreign banks
o    U.S. and foreign corporate issuers
o    The U.S. government and its agencies and instrumentalities
o    Foreign governments
o    Multinational organizations such as the World Bank

The fund may invest more than 25% of its total assets in U.S. government securities and obligations of U.S. banks. The fund may invest in any money market instrument that is a permissible investment for a money market fund under the rules of the Securities and Exchange Commission, including commercial paper, certificates of deposit, time deposits, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements, municipal obligations and other short-term debt securities.

Investment Adviser
Pioneer

Pioneer Strategic Income Fund

Investment objective
A high level of current income.

Principal investment strategies
Normally, the fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities. The fund has the flexibility to invest in a broad range of issuers and segments of the debt securities markets. Pioneer allocates the fund's investments among the following three segments of the debt markets:
o    Below investment grade (high yield) securities of U.S. and non-U.S. issuers
o    Investment grade securities of U.S. issuers
o    Investment grade securities of non-U.S. issuers

Pioneer's allocations among these segments of the debt markets depend upon its outlook for economic, interest rate and political trends. The fund invests primarily in:
o Debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or non-U.S. governmental entities
o Debt securities of U.S. and non-U.S. corporate issuers, including convertible debt
o    Mortgage-backed and asset-backed securities

The fund's investments may have fixed or variable principal payments and all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The fund invests in securities with a broad range of maturities.

Depending upon Pioneer's allocation among market segments, up to 70% of the fund's total assets may be in debt securities rated below investment grade at the time of purchase or determined to be of equivalent quality by Pioneer. Up to 20% of the fund's total assets may be invested in debt securities rated below CCC by Standard & Poor's Ratings Group or the equivalent by another nationally recognized statistical rating organization or determined to be of equivalent credit quality by Pioneer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Below investment grade debt securities involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

As with all fixed income securities, the market values of convertible debt securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock.

Depending upon Pioneer's allocation among market segments, up to 85% of the fund's total assets may be in debt securities of non-U.S. corporate and governmental issuers, including debt securities of corporate and governmental issuers in emerging markets.

Investment Adviser
Pioneer

Pioneer
Ibbotson Asset Allocation Series

You can obtain more free information about each fund from your investment firm or by writing to Pioneer Investment Management Shareholder Services, Inc., 60 State Street, Boston, Massachusetts 02109. You may also call 1-800-225-6292. The fund makes available the statement of additional information and shareowner reports, free of charge, on the fund's website at www.pioneerfunds.com.

Shareowner reports
Annual and semiannual reports to shareowners provide information about each fund's investments. The annual report discusses market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

Statement of additional information
The statement of additional information provides more detailed information about the funds. It is incorporated by reference into this prospectus.

Visit our website
www.pioneerfunds.com

You can also review and copy each fund's and each underlying fund's shareowner reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information. The Commission charges a fee for copies. You can get the same information free from the Commission's EDGAR database on the Internet (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

(Investment Company Act file no. 811-21569)

[Logo] PIONEER
Investments(R)

Pioneer Funds Distributor, Inc.
60 State Street
Boston, MA 02109                                                   17828-00-0805
                                        (C) 2005 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com                                                 Member SIPC

                    PIONEER IBBOTSON ASSET ALLOCATION SERIES
                                 60 State Street
                           Boston, Massachusetts 02109

                       STATEMENT OF ADDITIONAL INFORMATION

                                 Class Y Shares


                               September 23, 2005

This statement of additional information is not a prospectus. It should be read in conjunction with the fund's Class Y shares prospectus dated September 23, 2005, as supplemented or revised from time to time. A copy of the prospectus can be obtained free of charge by calling Shareholder Services at 1-800-225-6292 or by written request to the trust at 60 State Street, Boston, Massachusetts 02109. You can also obtain a copy of the prospectus from our website at: www.pioneerfunds.com. The fund's unaudited financial statements for the six-month period ended January 31, 2005 are incorporated into this statement of additional information by reference.


                                TABLE OF CONTENTS

                                                                            Page
1.       Trust History....................................................... 2
2.       Investment Policies, Risks and Restrictions..........................2
3.       Trustees and Officers...............................................28
4.       Investment Adviser and Administrator................................37
5.       Principal Underwriter and Distribution Plans........................41
6.       Shareholder Servicing/Transfer Agent................................41
7.       Custodian...........................................................42
8.       Independent Registered Public Accounting Firm.......................42
9.       Portfolio Management................................................42
10.      Portfolio Transactions..............................................46
11.      Description of Shares...............................................47
12.      Sales Charges.......................................................49
13.      Redeeming Shares....................................................49
14.      Telephone and Online Transactions...................................49
15.      Pricing of Shares...................................................51
16.      Tax Status..........................................................51
17.      Investment Results..................................................55
18.      Financial Statements................................................55
19.      Annual Fee, Expense and Other Information...........................64
20.      Appendix A - Description of Short-Term Debt, Corporate Bond
         and Preferred Stock Ratings.........................................69
21.      Appendix B - Proxy Voting Policies and Procedures...................74


1.   TRUST HISTORY

The fund is a diversified series of Pioneer Ibbotson Asset Allocation Series (the "trust"), an open-end management investment company organized as a Delaware statutory trust on April 22, 2004. The trust consists of the following four funds, each of which seeks to achieve its investment objective by investing in other funds ("underlying funds") and uses asset allocation strategies to allocate its assets among the underlying funds: Pioneer Ibbotson Conservative Allocation Fund, Pioneer Ibbotson Moderate Allocation Fund, Pioneer Ibbotson Growth Allocation Fund and Pioneer Ibbotson Aggressive Allocation Fund (each, a "fund").

2.   INVESTMENT POLICIES, RISKS AND RESTRICTIONS

The prospectus presents the investment objective and the principal investment strategies and risks of the fund. This section supplements the disclosure in the fund's prospectus and provides additional information on the investment policies of the underlying funds and the fund's fundamental investment restrictions. Restrictions or policies stated as a maximum percentage of the fund's assets are only applied immediately after a portfolio investment to which the policy or restriction is applicable (other than the limitations on borrowing and illiquid securities). Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with a fund's restrictions and policies.

Debt Securities Rating Criteria
Investment grade debt securities are those rated "BBB" or higher by Standard & Poor's Ratings Group ("Standard & Poor's") or the equivalent rating of other nationally recognized statistical rating organizations. Debt securities rated BBB are considered medium grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken the issuer's ability to pay interest and repay principal.

Below investment grade debt securities are those rated "BB" and below by Standard & Poor's or the equivalent rating of other nationally recognized statistical rating organizations. See Appendix A for a description of rating categories. The minimum rating criteria of the underlying funds varies.

Below investment grade debt securities or comparable unrated securities are commonly referred to as "junk bonds" and are considered predominantly speculative and may be questionable as to principal and interest payments. Changes in economic conditions are more likely to lead to a weakened capacity to make principal payments and interest payments. The amount of junk bond securities outstanding has proliferated as an increasing number of issuers have used junk bonds for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on an underlying fund's net asset value to the extent that it invests in such securities. In addition, a underlying fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.

The secondary market for junk bond securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on a underlying fund's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, an underlying fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating an underlying fund's net asset value.

Since investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which a fund may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. Pioneer Investment Management, Inc. ("Pioneer"), the fund's investment adviser, will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

For purposes of an underlying fund's credit quality policies, if a security receives different ratings from nationally recognized statistical rating organizations, the underlying fund will use the rating chosen by the portfolio manager as most representative of the security's credit quality. If a rating organization downgrades the quality rating assigned to one or more of the underlying fund's portfolio securities, Pioneer will consider what actions, if any, are appropriate including selling the downgraded security or purchasing additional investment grade securities of the appropriate credit quality as soon as it is prudent to do so.

Convertible Debt Securities

The underlying funds may invest in convertible debt securities which are debt obligations convertible at a stated exchange rate or formula into common stock or other equity securities of or owned by the issuer. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently may be of higher quality and entail less risk than the issuer's common stock. As with all debt securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

Short Term Investments

For temporary defensive or cash management purposes, each underlying fund may invest in all types of short-term investments including, but not limited to, corporate commercial paper and other short-term commercial obligations issued by domestic companies; obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks located in the U.S.; obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities; and repurchase agreements.

Debt Obligations of Non-U.S. Governments

An investment in debt obligations of non-U.S. governments and their political subdivisions (sovereign debt) involve special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and an underlying fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issues. In the past, certain non-U.S.

countries have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debt.

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient non-U.S. exchange, the relative size of the debt service burden, the sovereign debtor's policy toward its principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from non-U.S. governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debts.

Eurodollar Instruments and Samurai and Yankee Bonds

An underlying fund may invest in Eurodollar instruments and Samurai and Yankee bonds. Eurodollar instruments are bonds of corporate and government issuers that pay interest and principal in U.S. dollars but are issued in markets outside the United States, primarily in Europe. Samurai bonds are yen-denominated bonds sold in Japan by non-Japanese issuers. Yankee bonds are U.S. dollar denominated bonds typically issued in the U.S. by non-U.S. governments and their agencies and foreign banks and corporations. The underlying funds may also invest in Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by non-U.S. branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a non-U.S. branch of a U.S. bank or in a non-U.S. bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a non-U.S. bank and held in the U.S. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, non-U.S. withholding or other taxes, seizure of non-U.S. deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

Risks of Non-U.S. Investments

Investing in securities of non-U.S. issuers involves considerations and risks not typically associated with investing in the securities of issuers in the U.S. These risks are heightened with respect to investments in countries with emerging markets and economies. The risks of investing in securities of non-U.S. issuers generally, or in issuers with significant exposure to non-U.S. markets may be related, among other things, to (i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S.; (ii) economic, political and social factors; and (iii) foreign exchange matters, such as restrictions on the repatriation of capital, fluctuations in exchange rates between the U.S. dollar and the currencies in which an underlying fund's portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. The political and economic structures in certain countries, particularly emerging markets, are expected to undergo significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

Non-U.S. Securities Markets and Regulations. There may be less publicly available information about non-U.S. markets and issuers than is available with respect to U.S. securities and issuers. Non-U.S. companies generally are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The trading markets for most non-U.S. securities are generally less liquid and subject to greater price volatility than the markets for comparable securities in the U.S. The markets for securities in certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in certain non-U.S. markets, including emerging market countries, may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the U.S. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity. The less liquid a market, the more difficult it may be for an underlying fund to price its portfolio securities accurately or to dispose of such securities at the times determined by Pioneer to be appropriate. The risks associated with reduced liquidity may be particularly acute in situations in which an underlying fund's operations require cash, such as in order to meet redemptions and to pay its expenses.

Economic, Political and Social Factors. Certain countries, including emerging markets, may be subject to a greater degree of economic, political and social instability than is the case in the U.S. and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. Investing in emerging market countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, an underlying fund could lose its entire investment in that country.

Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit an underlying fund's investment in those markets and may increase the expenses of the underlying fund. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the underlying funds' operation.

Economies in individual countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries.

Unanticipated political or social developments may also affect the values of an underlying fund's investments and the availability to the underlying fund of additional investments in such countries. In the past, the economies and securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions might not occur again or spread to other countries in the region.

Economies in emerging market countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely by economic conditions in the countries with which they trade.

Currency Risks. The value of the securities quoted or denominated in non-U.S. currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. An underlying fund's investment performance may be negatively affected by a devaluation of a currency in which the underlying fund's investments are quoted or denominated. Further, the underlying fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Custodian Services and Related Investments Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of an underlying fund to make intended securities purchases due to settlement problems could cause the underlying fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the underlying fund due to a subsequent decline in value of the portfolio security or could result in possible liability to the underlying fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the underlying fund against loss or theft of its assets.

Withholding and Other Taxes. An underlying fund that invests in non-U.S. securities will be subject to taxes, including withholding taxes, on income (possibly including, in some cases, capital gains) that are or may be imposed by certain non-U.S. countries with respect to the underlying fund's investments in such countries. These taxes will reduce the return achieved by the underlying fund. Treaties between the U.S. and such countries may not be available to reduce the otherwise applicable tax rates.

Investments in Depositary Receipts

An underlying fund may hold securities of non-U.S. issuers in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and other similar instruments. Generally, ADRs in registered form are designed for use in U.S. securities markets, and EDRs and GDRs and other similar global instruments in bearer form are designed for use in non-U.S. securities markets.

ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank or correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of non-U.S. issuers. However, by investing in ADRs rather than directly in equity securities of non-U.S. issuers, the underlying funds will avoid currency risks during the settlement period for either purchases or sales. EDRs and GDRs are not necessarily denominated in the same currency as the underlying securities which they represent. For purposes of each underlying fund's investment policies, investments in ADRs, GDRs and similar instruments will be deemed to be investments in the underlying equity securities of the non-U.S. issuers. The underlying funds may acquire depositary receipts from banks that do not have a contractual relationship with the issuer of the security underlying the depositary receipt to issue and secure such depositary receipt. To the extent the underlying funds invest in such unsponsored depositary receipts there may be an increased possibility that the underlying funds may not become aware of events affecting the underlying security and thus the value of the related depositary receipt. In addition, certain benefits (i.e., rights offerings) which may be associated with the security underlying the depositary receipt may not inure to the benefit of the holder of such depositary receipt.

U.S. Government Securities

U.S. government securities in which the underlying funds invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, Resolution Trust Corporation and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing reorganization since 1987). Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency's obligations, such as securities of the FNMA; or (iii) only the credit of the issuer. No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States. Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; and (ii) participations in loans made to non-U.S. governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid.

U.S. government securities may include zero coupon securities that may be purchased when yields are attractive and/or to enhance portfolio liquidity. Zero coupon U.S. government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. government securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but generally require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. Each underlying fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the underlying funds' distribution obligations, in which case the underlying fund will forgo the purchase of additional income producing assets with these underlying funds. Zero coupon U.S. government securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

Municipal Obligations


Certain underlying funds may purchase municipal obligations when Pioneer believes that they offer favorable rates of income or capital gain potential when compared to a taxable investment. The term "municipal obligations" generally is understood to include debt obligations issued by municipalities to obtain funds for various public purposes, the income from which is, in the opinion of bond counsel to the issuer, excluded from gross income for U.S. federal income tax purposes. In addition, if the proceeds from private activity bonds are used for the construction, repair or improvement of privately operated industrial or commercial facilities, the interest paid on such bonds may be excluded from gross income for U.S. federal income tax purposes, although current federal tax laws place substantial limitations on the size of these issues. Each underlying fund's distributions of any interest it earns on municipal obligations will be taxable to shareholders as ordinary income.

The two principal classifications of municipal obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Sizable investments in these obligations could involve an increased risk to the underlying fund should any of the related facilities experience financial difficulties. Private activity bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations, both within a particular classification and between classifications.

Mortgage-Backed Securities

Certain underlying funds may invest in mortgage pass-through certificates and multiple-class pass-through securities, and mortgage derivative securities such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"), interest only mortgage-backed securities and principal only mortgage-backed securities and other types of "mortgage-backed securities" that may be available in the future. A mortgage-backed security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Mortgage-backed securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities' effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of an underlying fund's portfolio at the time the underlying fund receives the payments for reinvestment. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If the underlying fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the underlying fund's principal investment to the extent of the premium paid.

The value of mortgage-backed securities may also change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole. Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues.

Guaranteed Mortgage Pass-Through Securities. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. government or one of its agencies or instrumentalities, including but not limited to GNMA, FNMA and FHLMC. GNMA certificates are guaranteed by the full faith and credit of the U.S. government for timely payment of principal and interest on the certificates. FNMA certificates are guaranteed by FNMA, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. FHLMC certificates are guaranteed by FHLMC, a corporate instrumentality of the U.S. government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Because there are no direct or indirect government or agency guarantees of payments in pools created by such non-governmental issuers, they generally offer a higher rate of interest than government and government-related pools. Timely payment of interest and principal of these pools may be supported by insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Mortgage-related securities without insurance or guarantees may be purchased if Pioneer determines that the securities meet an underlying fund's quality standards. Mortgage-related securities issued by certain private organizations may not be readily marketable.

Multiple-Class Pass-Through Securities and CMOS. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. government agencies and instrumentalities as well as private issuers. REMICs are CMO vehicles that qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code"), and invest in mortgages principally secured by interests in real property and other investments permitted by the Code. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

Stripped Mortgage-Backed Securities. SMBS are multiple-class mortgage-backed securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The underlying funds invest in SMBS that are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect. Although the market for these securities is increasingly liquid, Pioneer may determine that certain stripped mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities are not readily marketable. If so, these securities, together with privately-issued stripped mortgage-backed securities, will be considered illiquid for purposes of each underlying fund's limitation on investments in illiquid securities. The yields and market risk of interest-only and principal-only SMBS, respectively, may be more volatile than those of other fixed income securities.

Certain underlying funds also may invest in planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds which involve less exposure to prepayment, extension and interest rate risks than other mortgage-backed securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that the prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risks associated with the underlying mortgage assets.

Risk Factors Associated With Mortgage-Backed Securities. Investing in mortgage-backed securities involves certain risks, including the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. However, due to adverse tax consequences under current tax laws, the underlying funds do not intend to acquire "residual" interests in REMICs. Further, the yield characteristics of mortgage-backed securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates of the underlying instrument, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, an underlying fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental, agency or other guarantee. When the underlying fund reinvests amounts representing payments and unscheduled prepayments of principal, it may obtain a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities Thus, mortgage-backed securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

Asset-Backed Securities

Certain underlying funds may invest in asset-backed securities, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

The underlying assets (e.g., loans) are subject to prepayments which shorten the securities' weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution or trust providing the credit support or enhancement. Typically, there is no perfected security interest in the collateral that relates to the financial assets that support asset-backed securities.

Structured Securities

Certain underlying funds may invest in structured securities. The value of the principal and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the Reference. The terms of the structured securities may provide in certain circumstances that no principal is due at maturity and, therefore may result in a loss of an underlying fund's investment. Changes in the interest rate or principal payable at maturity may be a multiple of the changes in the value of the Reference. Consequently, structured securities may entail a greater degree of market risk than other types of fixed income securities.

When-Issued and Delayed Delivery Securities

Certain underlying funds may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by the underlying fund prior to the actual delivery or payment by the other party to the transaction. The underlying fund will not earn income on these securities until delivered. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. The underlying fund's obligations with respect to when-issued and delayed delivery transactions will be fully collateralized by segregating liquid assets with a value equal to the underlying fund's obligations. See "Asset Segregation."

Warrants and Stock Purchase Rights

Certain underlying funds may invest in warrants, which are securities permitting, but not obligating, their holder to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holders to purchase, and they do not represent any rights in the assets of the issuer.

Certain underlying funds may also invest in stock purchase rights. Stock purchase rights are instruments, frequently distributed to an issuer's shareholders as a dividend, that entitle the holder to purchase a specific number of shares of common stock on a specific date or during a specific period of time. The exercise price on the rights is normally at a discount from market value of the common stock at the time of distribution. The rights do not carry with them the right to dividends or to vote and may or may not be transferable. Stock purchase rights are frequently used outside of the United States as a means of raising additional capital from an issuer's current shareholders.

As a result, an investment in warrants or stock purchase rights may be considered more speculative than certain other types of investments. In addition, the value of a warrant or a stock purchase right does not necessarily change with the value of the underlying securities, and warrants and stock purchase rights expire worthless if they are not exercised on or prior to their expiration date.

Investments in Equity Securities

Equity securities, such as common stock, generally represent an ownership interest in a company. While equity securities have historically generated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular equity security held by an underlying fund. Also, the price of equity securities, particularly common stocks, are sensitive to general movements in the stock market. A drop in the stock market may depress the price of equity securities held by an underlying fund.

Preferred Shares

Certain underlying funds may invest in preferred shares of beneficial interest of trust instruments. Preferred shares are equity securities, but they have many characteristics of fixed income securities, such as a fixed dividend payment rate and/or a liquidity preference over the issuer's common shares. However, because preferred shares are equity securities, they may be more susceptible to risks traditionally associated with equity investments than the underlying fund's fixed income securities.

Illiquid Securities

Each underlying fund will not invest more than 15% of its net assets in illiquid and other securities that are not readily marketable. Repurchase agreements maturing in more than seven days will be included for purposes of the foregoing limit. Securities subject to restrictions on resale under the Securities Act of 1933, as amended (the "1933 Act"), are considered illiquid unless they are eligible for resale pursuant to Rule 144A or another exemption from the registration requirements of the 1933 Act and are determined to be liquid by Pioneer. Pioneer determines the liquidity of Rule 144A and other restricted securities according to procedures adopted by the Board of Trustees. Under the direction of the Board of Trustees, Pioneer monitors the application of these guidelines and procedures. The inability of an underlying fund to dispose of illiquid investments readily or at reasonable prices could impair the underlying fund's ability to raise cash for redemptions or other purposes. If the underlying fund sold restricted securities other than pursuant to an exception from registration under the 1933 Act such as Rule 144A, it may be deemed to be acting as an underwriter and subject to liability under the 1933 Act.

Real Estate Investment Trusts ("REITs") and Associated Risk Factors

REITs are companies which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the "Code"). Each underlying fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests in addition to the expenses paid by the underlying fund. Debt securities issued by REITs are, for the most part, general and unsecured obligations and are subject to risks associated with REITs.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, REITs have been more volatile in price than the larger capitalization stocks included in the Standard & Poor's 500 Stock Index (the "S&P 500").

Other Investment Companies

Each underlying fund may invest in the securities of other investment companies to the extent that such investments are consistent with the underlying fund's investment objective and policies and permissible under the Investment Company Act of 1940, as amended (the "1940 Act"). Under the 1940 Act, an underlying fund may not acquire the securities of other domestic or non-U.S. investment companies if, as a result, (i) more than 10% of the underlying fund's total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the underlying fund, or (iii) more than 5% of the underlying fund's total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company. A Pioneer underlying fund may invest in money market funds managed by Pioneer in reliance on an exemptive order granted by the Securities and Exchange Commission (the "SEC").

Each underlying fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies' expenses, including advisory fees. These expenses are in addition to the direct expenses of the underlying fund's own operations.

Exchange Traded Funds

Subject to the limitations on investment in other investment companies, the underlying funds may invest in exchange traded funds (ETFs). ETFs, such as SPDRs, NASDAQ 100 Index Trading Stock (QQQs), iShares and various country index funds, are funds whose shares are traded on a national exchange or the National Association of Securities Dealers' Automatic Quotation System (NASDAQ). ETFs may be based on underlying equity or fixed income securities. SPDRs, for example, seek to provide investment results that generally correspond to the performance of the component common stocks of the S&P 500. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as "creation units." The investor purchasing a creation unit then sells the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. There can be no assurance that an ETF's investment objective will be achieved. ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The fund, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF's expenses, including advisory fees. These expenses are in addition to the direct expenses of the fund's own operations.

Repurchase Agreements

Certain underlying funds may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements are arrangements under which the underlying fund purchases securities and the seller agrees to repurchase the securities within a specific time and at a specific price. The repurchase price is generally higher than the underlying fund's purchase price, with the difference being income to the underlying fund. Under the direction of the Board of Trustees, Pioneer reviews and monitors the creditworthiness of any institution which enters into a repurchase agreement with the underlying fund. The counterparty's obligations under the repurchase agreement are collateralized with U.S. Treasury and/or agency obligations with a market value of not less than 100% of the obligations, valued daily. Collateral is held by the underlying fund's custodian in a segregated, safekeeping account for the benefit of the underlying fund. Repurchase agreements afford the underlying fund an opportunity to earn income on temporarily available cash at low risk. In the event of commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before repurchase of the security under a repurchase agreement, the underlying fund may encounter delay and incur costs before being able to sell the security. Such a delay may involve loss of interest or a decline in price of the security. If the court characterizes the transaction as a loan and the underlying fund has not perfected a security interest in the security, the underlying fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the underlying fund would be at risk of losing some or all of the principal and interest involved in the transaction.

Reverse Repurchase Agreements

Reverse purchase agreements involve the sale of U.S. government securities to a bank with an agreement that an underlying fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the underlying fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the underlying fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the underlying fund that it is obligated to repurchase. The underlying fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize the risk associated with reverse repurchase agreements, the underlying fund will segregate assets in an amount at least equal to the repurchase price of the securities. The underlying fund will enter into reverse repurchase agreements only with banks that are approved in advance as being creditworthy by the Board of Trustees.

Short Sales Against the Box

Each underlying fund may sell securities "short against the box." A short sale involves the underlying fund borrowing securities from a broker and selling the borrowed securities. The underlying fund has an obligation to return securities identical to the borrowed securities to the broker. In a short sale against the box, the underlying fund at all times owns an equal amount of the security sold short or securities convertible into or exchangeable for, with or without payment of additional consideration, an equal amount of the security sold short. Each underlying fund intends to use short sales against the box to hedge. For example, when the underlying fund believes that the price of a current portfolio security may decline, the underlying fund may use a short sale against the box to lock in a sale price for a security rather than selling the security immediately. In such a case, any future losses in the underlying fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position.

If an underlying fund effects a short sale against the box at a time when it has an unrealized gain on the security, it may be required to recognize that gain as if it had actually sold the security (a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the underlying fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale provided that certain other conditions are satisfied. Uncertainty regarding certain tax consequences of effecting short sales may limit the extent to which the underlying fund may make short sales against the box.

Asset Segregation

The 1940 Act requires that the underlying funds segregate assets in connection with certain types of transactions that may have the effect of leveraging an underlying fund's portfolio. If an underlying fund enters into a transaction requiring segregation, such as a forward commitment, the custodian or Pioneer will segregate liquid assets in an amount required to comply with the 1940 Act. Such segregated assets will be valued at market daily. If the aggregate value of such segregated assets declines below the aggregate value required to satisfy the 1940 Act, additional liquid assets will be segregated.

Portfolio Turnover

Generally, the underlying funds do not to engage in trading for short-term profits although portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the underlying fund. See "Annual Fee, Expense and Other Information" for each underlying fund's annual portfolio turnover rate.

Market Segments

Certain underlying funds may not "concentrate" its assets in securities of companies in a particular industry. Any underlying fund would be concentrating if it invested more than 25% of its assets in the securities of issuers within the same industry. At times, more than 25% of an underlying fund's assets may be invested in the same market segment, such as financials or technology. To the extent that the fund emphasizes its investments in a market segment, the fund may be subject to a greater degree to the risks particular to such segment and experience greater market fluctuation than a fund without the same exposure to those industries. For example, the industries in the financial segment are subject to extensive government regulation and can be significantly affected by availability and cost of capital funds, changes in competition among industries in the segment, changes in interest rates, and the rate of corporate and consumer debt defaults. The industries in the technology segment can be significantly affected by rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.

Foreign Currency Transactions

Certain underlying funds may engage in foreign currency transactions. These transactions may be conducted at the prevailing spot rate for purchasing or selling currency in the foreign exchange market. Certain underlying funds also have authority to enter into forward foreign currency exchange contracts involving currencies of the different countries in which the underlying fund invests as a hedge against possible variations in the foreign exchange rates between these currencies and the U.S. dollar. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract.

Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the underlying fund, accrued in connection with the purchase and sale of its portfolio securities quoted in foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. There is no guarantee that the underlying fund will be engaged in hedging activities when adverse exchange rate movements occur. The underlying fund will not attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by Pioneer.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also limit the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the underlying fund to hedge against a devaluation that is so generally anticipated that the underlying fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Certain underlying funds may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency, if Pioneer determines that there is a pattern of correlation between the two currencies. Cross-hedging may also include entering into a forward transaction involving two foreign currencies, using one foreign currency as a proxy for the U.S. dollar to hedge against variations in the other foreign currency, if Pioneer determines that there is a pattern of correlation between the proxy currency and the U.S. dollar.

The cost to an underlying fund of engaging in foreign currency transactions varies with such factors as the currency involved, the size of the contract, the length of the contract period, differences in interest rates between the two currencies and the market conditions then prevailing. Since transactions in foreign currency and forward contracts are usually conducted on a principal basis, no fees or commissions are involved. The underlying fund may close out a forward position in a currency by selling the forward contract or by entering into an offsetting forward contract.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Using forward contracts to protect the value of an underlying fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the underlying fund can achieve at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the U.S. dollar value of only a portion of the underlying fund's foreign assets.

While certain underlying funds will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. While an underlying fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the underlying fund than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between the underlying fund's portfolio holdings of securities quoted or denominated in a particular currency and forward contracts entered into by the underlying fund. Such imperfect correlation may cause the underlying fund to sustain losses which will prevent the underlying fund from achieving a complete hedge or expose the underlying fund to risk of foreign exchange loss.

Over-the-counter markets for trading foreign forward currency contracts offer less protection against defaults than is available when trading in currency instruments on an exchange. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive the underlying funds of unrealized profits or force the underlying fund to cover its commitments for purchase or resale, if any, at the current market price.

If an underlying fund enters into a forward contract to purchase foreign currency, the custodian or Pioneer will segregate liquid assets. See "Asset Segregation."

Options on Foreign Currencies

Certain underlying funds may purchase and write options on foreign currencies for hedging purposes in a manner similar to that of transactions in forward contracts. For example, a decline in the dollar value of a foreign currency in which portfolio securities are quoted or denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In an attempt to protect against such decreases in the value of portfolio securities, an underlying fund may purchase put options on the foreign currency. If the value of the currency declines, the underlying fund will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency. This would result in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the underlying fund's securities quoted or denominated in that currency.

Conversely, if a rise in the dollar value of a currency is projected for those securities to be acquired, thereby increasing the cost of such securities, an underlying fund may purchase call options on such currency. If the value of such currency increases, the purchase of such call options would enable the underlying fund to purchase currency for a fixed amount of dollars which is less than the market value of such currency. Such a purchase would result in a gain that may offset, at least partially, the effect of any currency related increase in the price of securities an underlying fund intends to acquire. As in the case of other types of options transactions, however, the benefit the underlying fund derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the underlying fund could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

Certain underlying funds also may also options on foreign currencies for hedging purposes. For example, if an underlying fund anticipated a decline in the dollar value of securities quoted or denominated in a foreign currency because of declining exchange rates, it could, instead of purchasing a put option, write a covered call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be partially offset by the amount of the premium received by the underlying fund.

Similarly, an underlying fund could write a put option on the relevant currency, instead of purchasing a call option, to hedge against an anticipated increase in the dollar cost of securities to be acquired. If exchange rates move in the manner projected, the put option will expire unexercised and allow the underlying fund to offset such increased cost up to the amount of the premium. However, as in the case of other types of options transactions, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, only if rates move in the expected direction. If unanticipated exchange rate fluctuations occur, the option may be exercised and the underlying fund would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, the underlying fund also may be required to forgo all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates.

A call option written on foreign currency by an underlying fund is "covered" if an underlying fund owns the underlying foreign currency subject to the call, or if it has an absolute and immediate right to acquire that foreign currency without additional cash consideration. A call option is also covered if the underlying fund holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the amount of the difference is maintained by the underlying fund in cash or liquid securities. See "Asset Segregation."

An underlying fund may close out its position in a currency option by either selling the option it has purchased or entering into an offsetting option. An exchange-traded options position may be closed out only on an options exchange which provides a secondary market for an option of the same series. Although the underlying fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the underlying fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying currencies pursuant to the exercise of put options. If the underlying fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security quoted or denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

Certain underlying funds may also use options on currencies to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates of a different currency with a pattern of correlation. Cross hedging may also include using a foreign currency as a proxy for the U.S. dollar, if Pioneer determines that there is a pattern of correlation between that currency and the U.S. dollar.

Certain underlying funds may purchase and write over-the-counter options to the extent consistent with its limitation on investments in illiquid securities. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close out options purchased or written by the underlying fund.

Options on Securities and Securities Indices

For hedging purposes, or to seek to increase total return, each underlying fund may purchase put and call options on any security in which it may invest or options on any securities index based on securities in which it may invest. The underlying fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

Writing Call and Put Options on Securities. A call option written by an underlying fund obligates the underlying fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. All call options written by the underlying fund are covered, which means that the underlying fund will own the securities subject to the options as long as the options are outstanding, or the underlying fund will use the other methods described below. The underlying fund's purpose in writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, the underlying fund may forgo the opportunity to profit from an increase in the market price of the underlying security.

A put option written by an underlying fund would obligate the underlying fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. All put options written by the underlying fund would be covered, which means that the underlying fund would have segregated assets with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the underlying fund. However, in return for the option premium, the underlying fund accepts the risk that it may be required to purchase the underlying security at a price in excess of its market value at the time of purchase.

Call and put options written by an underlying fund will also be considered to be covered to the extent that the underlying fund's liabilities under such options are wholly or partially offset by its rights under call and put options purchased by the underlying fund. In addition, a written call option or put may be covered by entering into an offsetting forward contract and/or by purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the underlying fund's net exposure on its written option position.

Writing Call and Put Options on Securities Indices. Each underlying fund may also write (sell) covered call and put options on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

An underlying fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration if cash in such amount is segregated) upon conversion or exchange of other securities in its portfolio. The underlying fund may cover call and put options on a securities index by segregating assets with a value equal to the exercise price.

Purchasing Call and Put Options. An underlying fund would normally purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest. The purchase of a call option would entitle the underlying fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The underlying fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the underlying fund would realize either no gain or a loss on the purchase of the call option.

An underlying fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or in securities in which it may invest. The purchase of a put option would entitle the underlying fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the underlying fund's securities. Put options may also be purchased by the underlying fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The underlying fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the underlying fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

An underlying fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Risks of Trading Options. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option, or at any particular time. If an underlying fund is unable to effect a closing purchase transaction with respect to covered options it has written, the underlying fund will not be able to sell the underlying securities or dispose of its segregated assets until the options expire or are exercised. Similarly, if the underlying fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange, if any, that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

An underlying fund may purchase and sell both options that are traded on U.S. and non-U.S. exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the underlying fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by an underlying fund in options on securities and indices will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options which the underlying fund may write or purchase may be affected by options written or purchased by other investment advisory clients of Pioneer. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on Pioneer's ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the options markets.

In addition to the risks of imperfect correlation between an underlying fund's portfolio and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by the underlying fund in purchasing an option will be lost. This could occur as a result of unanticipated movements in the price of the securities comprising the securities index on which the option is based.

Futures Contracts and Options on Futures Contracts

To hedge against changes in securities prices or currency exchange rates or to seek to increase total return, the underlying funds may purchase and sell various kinds of futures contracts, and purchase and write (sell) call and put options on any of such futures contracts. Each underlying fund may also enter into closing purchase and sale transactions with respect to any of such contracts and options. The futures contracts may be based on various securities (such as U.S. government securities), securities indices, non-U.S. currencies and other financial instruments and indices. All futures contracts entered into by the underlying fund are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC") or on non-U.S. exchanges.

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, each underlying fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, an underlying fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, the underlying fund can sell futures contracts on a specified currency to protect against a decline in the value of such currency and a decline in the value of its portfolio securities which are denominated in such currency. The underlying fund can purchase futures contracts on a foreign currency to establish the price in U.S. dollars of a security denominated in such currency that the underlying fund has acquired or expects to acquire.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the underlying fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging Strategies. Hedging, by use of futures contracts, seeks to establish with more certainty the effective price, rate of return and currency exchange rate on portfolio securities and securities that the underlying fund owns or proposes to acquire. Each underlying fund may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the value of the underlying fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the underlying fund or securities with characteristics similar to those of the underlying fund's portfolio securities. Similarly, the underlying fund may sell futures contracts in a foreign currency in which its portfolio securities are denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of Pioneer, there is a sufficient degree of correlation between price trends for an underlying fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the underlying fund may also enter into such futures contracts as part of its hedging strategies. Although under some circumstances prices of securities in the underlying fund's portfolio may be more or less volatile than prices of such futures contracts, Pioneer will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the underlying fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the underlying fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the underlying fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, an underlying fund may take a "long" position by purchasing futures contracts. This may be done, for example, when the underlying fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give an underlying fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the underlying fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of an underlying fund's assets. By writing a call option, the underlying fund becomes obligated, in exchange for the premium, to sell a futures contract (if the option is exercised), which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that an underlying fund intends to purchase. However, the underlying fund becomes obligated to purchase a futures contract (if the option is exercised) which may have a value lower than the exercise price. Thus, the loss incurred by the underlying fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The underlying fund will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that such closing transactions can be effected. An underlying fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The underlying funds may engage in futures and related options transactions only in accordance with CFTC regulations which permit principals of an investment company registered under the 1940 Act to engage in such transactions without registering as commodity pool operators.

The fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualification as a regulated investment company for U.S. federal income tax purposes.

Futures contracts and related options involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the fund to purchase securities or currencies, require the fund to segregate assets to cover such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while an underlying fund may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the underlying fund than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the underlying fund may be exposed to risk of loss. It is not possible to hedge fully or perfectly against the effect of currency fluctuations on the value of non-U.S. securities because currency movements impact the value of different securities in differing degrees.

Lending of Portfolio Securities

Each underlying fund may lend portfolio securities to registered broker-dealers or other institutional investors deemed by Pioneer to be of good standing under agreements which require that the loans be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. Each underlying fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned as well as the benefit of an increase and the detriment of any decrease in the market value of the securities loaned and would also receive compensation based on investment of the collateral. The fund may pay administrative and custodial fees in connection with loans of securities and may pay a portion of the income or fee earned thereon to the borrower, lending agent or other intermediary. An underlying fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of consent on a material matter affecting the investment.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. Each underlying fund will lend portfolio securities only to firms that have been approved in advance by the Board of Trustees, which will monitor the creditworthiness of any such firms. At no time would the value of the securities loaned exceed 30% of the value of the underlying fund's total assets.

Loan Participations

Each underlying fund may invest a portion of its assets in loan participations ("Participations") and other direct claims against a borrower. By purchasing a Participation, the underlying fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower. The Participations typically will result in the underlying fund having a contractual relationship only with the lender not the borrower. An underlying fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer an underlying fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

Mortgage Dollar Rolls

Certain underlying funds may enter into mortgage "dollar rolls" in which an underlying fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity), but not identical securities on a specified future date. During the roll period, the underlying fund loses the right to receive principal and interest paid on the securities sold. However, the underlying fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the underlying fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the underlying fund. The underlying fund will hold and maintain in a segregated account until the settlement date cash or liquid debt securities in an amount equal to its forward purchase price.

For financial reporting and tax purposes, each underlying fund treats mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale. The underlying funds do not currently intend to enter into mortgage dollar rolls that are accounted for as financings.

Mortgage dollar rolls involve certain risks including the following: if the broker-dealer to whom a underlying fund sells the security becomes insolvent, the underlying fund's right to purchase or repurchase the mortgage-related securities subject to the mortgage dollar roll may be restricted and the instrument which the underlying fund is required to repurchase may be worth less than an instrument which the underlying fund originally held. Successful use of mortgage dollar rolls will depend upon Pioneer's ability to manage its interest rate and mortgage prepayments exposure. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Money Market Instruments

Each underlying fund may invest in short term money market instruments including commercial bank obligations and commercial paper. These instruments may be denominated in both U.S. and, to a limited extent, foreign currency. An underlying fund's investment in commercial bank obligations include certificates of deposit ("CDs"), time deposits ("TDs") and bankers' acceptances. Obligations of non-U.S. branches of U.S. banks and of non-U.S. banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of non-U.S. branches of U.S. banks and of foreign banks may subject the underlying fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers.

Each underlying fund's investments in commercial paper consist of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. An underlying fund may also invest in variable amount master demand notes (which is a type of commercial paper) which represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes. To the extent an underlying fund invests in master demand notes, these investments will be included in the underlying fund's limitation on illiquid securities.

Investments in Initial Public Offerings

To the extent consistent with its investment objective, an underlying fund may invest in initial public offerings of equity securities. The market for such securities may be more volatile and entail greater risk of loss than investments in more established companies. Investments in initial public offerings may represent a significant portion of the underlying fund's investment performance. The underlying fund cannot assure that investments in initial public offerings will continue to be available to the underlying fund or, if available, will result in positive investment performance. In addition, as the underlying fund's portfolio grows in size, the impact of investments in initial public offerings on the overall performance of the underlying fund is likely to decrease.

Investments in Emerging Markets. Certain underlying funds may invest in securities of issuers in countries with emerging economies or securities markets. Emerging economies or securities markets will generally include, but not be limited to, countries included in the MSCI Emerging Markets Free Index. An underlying fund will generally focus on emerging markets that do not impose unusual trading requirements which tend to restrict the flow of investments. In addition, an underlying fund may invest in unquoted securities, including securities of emerging market issuers.

Disclosure of Portfolio Holdings

The trust's Board of Trustees has adopted policies and procedures relating to disclosure of the fund's portfolio securities. These policies and procedures are designed to provide a framework for disclosing information regarding portfolio holdings, portfolio composition or other portfolio characteristics consistent with applicable regulations of the federal securities laws and general principles of fiduciary duty relating to fund shareholders. While Pioneer may manage other funds and accounts that have substantially similar investment strategies, these policies and procedures only relate to the disclosure of portfolio information of registered management investment companies.

Generally, Pioneer will make the fund's portfolio information available to the public on a monthly basis with an appropriate delay based upon the nature of the information disclosed. Pioneer normally will publish the fund's full portfolio holdings thirty (30) days after the end of each month. Such information shall be made available on the fund's website (www.pioneerfunds.com) and may be sent to rating agencies, reporting/news services and financial intermediaries, upon request. In addition, Pioneer generally makes publicly available information regarding the fund's top ten holdings (including the percentage of the fund's assets represented by each security), the percentage breakdown of the fund's investments by country, sector and industry, various volatility measures (such as beta, standard deviation, etc.), market capitalization ranges and other portfolio characteristics (such as alpha, average P/E ratio, etc.) three (3) business days after the end of each month.

Pioneer may provide the fund's full portfolio holdings or other information to certain entities prior to the date such information is made public, provided that certain conditions are met. The entities to which such disclosure may be made as of the date of this Statement of Additional Information are rating agencies, plan sponsors, prospective separate account clients and other financial intermediaries (i.e., organizations evaluating the fund for purposes of investment by their clients, such as broker-dealers, investment advisers, banks, insurance companies, financial planning firms, plan sponsors, plan administrators, shareholder servicing organizations and pension consultants). As of the date of this statement of additional information, Pioneer had not provided the fund's portfolio holdings information to any entity prior to the date such information was made public. The third party must agree to a limited use of that information which does not conflict with the interests of the fund's shareholders, to use the information only for that authorized purpose, to keep such information confidential, and not to trade on such information. The Board of Trustees considered the disclosure of portfolio holdings information to these categories of entities to be consistent with the best interests of shareholders in light of the agreement to maintain the confidentiality of such information and only to use such information for the limited and approved purposes. Pioneer's compliance department, the local head of investment management and the global chief investment officer may, but only acting jointly, grant exemptions to this policy. Exemptions may be granted only if these persons determine that providing such information is consistent with the interests of shareholders and the third party agrees to limit the use of such information only for the authorized purpose, to keep such information confidential, and not to trade on such information. Although the Board will periodically be informed of exemptions granted, granting exemptions entails the risk that portfolio holdings information may be provided to entities that use the information in a manner inconsistent with their obligations and the best interests of the fund.

Compliance with the fund's portfolio holdings disclosure policy is subject to periodic review by the Board of Trustees, including a review of any potential conflicts of interest in the disclosures made by Pioneer in accordance with the policy or the exceptions permitted under the policy. Any change to the policy to expand the categories of entities to which portfolio holdings may be disclosed or an increase in the purposes for which such disclosure may be made would be subject to approval by the Board of Trustees and, reflected, if material, in a supplement to the fund's Statement of Additional Information.

The fund's portfolio holdings disclosure policy is not intended to prevent the disclosure of any and all portfolio information to the fund's service providers who generally need access to such information in the performance of their contractual duties and responsibilities, such as Pioneer, the fund's custodian, fund accounting agent, principal underwriter, investment sub-adviser, if any, independent registered public accounting firm or counsel. In approving the policy, the Board of Trustees considered that the service providers are subject to duties of confidentiality arising under law or contract that provide an adequate safeguard for such information. None of Pioneer, the fund or any other party receive any compensation or other consideration from any arrangement pertaining to the release of the fund's portfolio holdings information.

In addition, the fund makes its portfolio holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by the federal securities laws, and are generally available within seventy (70) days after the end of the fund's fiscal quarter.

Investment Restrictions

Fundamental Investment Restrictions

Each fund has adopted certain fundamental investment restrictions which, along with the fund's investment objective, may not be changed without the affirmative vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the fund. Statements in italics are not part of the restriction. For this purpose, a majority of the outstanding shares of the fund means the vote of the lesser of:

(i) 67% or more of the shares represented at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or

(ii) more than 50% of the outstanding shares of the fund.

Each fund may not:

(1) Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction. Senior securities that the fund may issue in accordance with the 1940 Act include borrowing, futures, when-issued and delayed delivery securities and forward foreign currency exchange transactions.

(2) Borrow money, except on a temporary basis and to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction. Under current regulatory requirements, the fund may: (a) borrow from banks or through reverse repurchase agreements in an amount up to 33 1/3% of the fund's total assets (including the amount borrowed); (b) borrow up to an additional 5% of the fund's assets for temporary purposes; (c) obtain such short-term credits as are necessary for the clearance of portfolio transactions; (d) purchase securities on margin to the extent permitted by applicable law; and (e) engage in transactions in mortgage dollar rolls that are accounted for as financings. In the opinion of the SEC, the fund's limitation on borrowing includes any pledge, mortgage or hypothecation of its assets.

(3) Invest in real estate, except (a) that the fund may invest in securities of issuers that invest in real estate or interests therein, securities that are secured by real estate or interests therein, securities of real estate investment trusts, mortgage-backed securities and other securities that represent a similar indirect interest in real estate; and (b) the fund may acquire real estate or interests therein through exercising rights or remedies with regard to an instrument or security.

(4) Make loans, except that the fund may (i) lend portfolio securities in accordance with the fund's investment policies, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, (iv) participate in a credit facility whereby the fund may directly lend to and borrow money from other affiliated funds to the extent permitted under the 1940 Act or an exemption therefrom, and (v) make loans in any other manner consistent with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

(5) Invest in commodities or commodity contracts, except that the fund may invest in currency instruments and currency contracts and financial instruments and financial contracts that might be deemed to be commodities and commodity contracts in accordance with applicable law. A futures contract, for example, may be deemed to be a commodity contract.

(6) Act as an underwriter, except insofar as the fund technically may be deemed to be an underwriter in connection with the purchase or sale of its portfolio securities.

(7) Concentrate 25% or more of its total assets in securities of companies in any particular industry or group of industries; however the fund may invest up to 100% of its total assets in securities of investment companies. When identifying industries for purposes of its concentration policy, the fund will rely upon available industry classifications. As of the date of this statement of additional information, the fund relied on MSCI Global Industry Classification Standard (GICS) classifications. The fund's policy does not apply to investments in U.S. government securities.

(8) Make any investment inconsistent with its classification as a diversified open-end investment company (or series thereof) under the 1940 Act. Currently, diversification means that, with respect to 75% of its total assets, the fund may not purchase securities of an issuer (other than the U.S. government, its agencies or instrumentalities and securities of investment companies), if

     (a) such purchase would cause more than 5% of the fund's total assets, taken at market value, to be invested in the securities of such issuer, or

     (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the fund.

Non-Fundamental Investment Restrictions

The following restriction has been designated as non-fundamental and may be changed by a vote of the trust's Board of Trustees without approval of shareholders. The fund may not:

(1) Invest more than 25% of its total assets in one or more funds that have a stated policy of concentrating in securities of companies in any single industry or group of industries.


3.   TRUSTEES AND OFFICERS


The trust's Board of Trustees provides broad supervision over the fund's affairs. The officers of the trust are responsible for the trust's operations. The trust's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the trust within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the trust are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 88 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Interested Trustees and all officers of the trust is 60 State Street, Boston, Massachusetts 02109.


--------------------------------------------------------------------------------------------------------------------------
                                       Term of Office
Name, Age           Position Held      and Length of      Principal Occupation During        Other Directorships Held by
and Address         With the Trust     Service            Past Five Years                    this Trustee
--------------------------------------------------------------------------------------------------------------------------
Interested Trustees:
--------------------------------------------------------------------------------------------------------------------------
John F. Cogan,      Chairman of the    Since May 2004.    Deputy Chairman and a Director     Chairman and Director of
Jr. (79)*           Board, Trustee     Serves until a     of Pioneer Global Asset            ICI Mutual Insurance
                    and President      successor          Management S.p.A. ("PGAM");        Company; Director of Harbor
                                       trustee is         Non-Executive Chairman and a       Global Company, Ltd.
                                       elected or         Director of Pioneer Investment
                                       earlier            Management USA Inc. ("PIM-USA");
                                       retirement or      Chairman and a Director of
                                       removal.           Pioneer; Director of Pioneer
                                                          Alternative Investment
                                                          Management Limited (Dublin);
                                                          President and a Director of
                                                          Pioneer Alternative Investment
                                                          Management (Bermuda) Limited and
                                                          affiliated funds; President and
                                                          a Director of Pioneer Funds
                                                          Distributor, Inc. ("PFD");
                                                          President of all of the Pioneer
                                                          Funds; and Of Counsel (since
                                                          2000, partner prior to 2000),
                                                          Wilmer Cutler Pickering Hale and
                                                          Dorr LLP (counsel to PIM-USA and
                                                          the Pioneer Funds)
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Osbert M. Hood      Trustee and        Since April        President and Chief Executive      None
(53)*               Executive Vice     2004. Serves       Officer, PIM-USA since May, 2003
                    President          until a            (Director since January, 2001);
                                       successor          President and Director of
                                       trustee is         Pioneer since May, 2003;
                                       elected or         Chairman and Director of Pioneer
                                       earlier            Investment Management
                                       retirement or      Shareholder Services, Inc.
                                       removal.           ("PIMSS") since May, 2003;
                                                          Executive Vice President of all
                                                          of the Pioneer Funds since June,
                                                          2003; Executive Vice President
                                                          and Chief Operating Officer of
                                                          PIM-USA, November 2000-May 2003;
                                                          Executive Vice President, Chief
                                                          Financial Officer and Treasurer,
                                                          John Hancock Advisers, LLC,
                                                          Boston, MA, November
                                                          1999-November 2000; Senior Vice
                                                          President and Chief Financial
                                                          Officer, John Hancock Advisers,
                                                          LLC, April 1997-November 1999
--------------------------------------------------------------------------------------------------------------------------
Independent Trustees:
--------------------------------------------------------------------------------------------------------------------------
David R. Bock (61)       Trustee       Trustee since      Senior Vice President and Chief    Director of The Enterprise
3050 K. Street NW,                     2005. Serves       Financial Officer, I-trax, Inc.    Social Investment Company
Washington, DC 20007                   until a            (publicly traded health care       (privately-held affordable
                                       successor          services company) (2001 -          housing finance company);
                                       trustee is         present); Managing Partner,        Director of New York
                                       elected or         Federal City Capital Advisors      Mortgage Trust (publicly
                                       earlier            (boutique merchant bank) (1995     traded mortgage REIT)
                                       retirement or      -2000; 2002 to 2004); Executive
                                       removal.           Vice President and Chief
                                                          Financial Officer, Pedestal Inc.
                                                          (internet-based mortgage trading
                                                          company) (2000-2002)
--------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (57)        Trustee       Since May 2004.    President, Bush International      Director of Brady
3509 Woodbine Street                   Serves until a     (international financial           Corporation (industrial
Chevy Chase, MD 20815                  successor          advisory firm)                     identification and
                                       trustee is                                            specialty coated material
                                       elected or                                            products manufacturer),
                                                                                             Millennium Chemicals,

--------------------------------------------------------------------------------------------------------------------------
                                       earlier                                               Inc.
                                       retirement or                                         (commodity chemicals),
                                       removal.                                              Mortgage Guaranty Insurance
                                                                                             Corporation, and R.J.
                                                                                             Reynolds Tobacco Holdings,
                                                                                             Inc. (tobacco)
--------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham     Trustee       Since May 2004.    Founding Director, The Winthrop    None
(58)                                   Serves until a     Group, Inc. (consulting firm);
1001 Sherbrooke Street                 successor          Professor of Management, Faculty
West, Montreal,                        trustee is         of Management, McGill University
Quebec, Canada H3A 1G5                 elected or
                                       earlier
                                       retirement or
                                       removal.
--------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret      Trustee       Since May 2004.    President and Chief Executive      Director, New America High
(57)                                   Serves until a     Officer, Newbury, Piret &          Income Fund, Inc.
One Boston Place, 28th                 successor          Company, Inc. (investment          (closed-end investment
Floor, Boston, MA 02108                trustee is         banking firm)                      company)
                                       elected or
                                       earlier
                                       retirement or
                                       removal.
--------------------------------------------------------------------------------------------------------------------------
Stephen K. West (76)     Trustee       Since May 2004.    Senior Counsel, Sullivan &         Director, The Swiss
125 Broad Street, New                  Serves until a     Cromwell (law firm)                Helvetia Fund, Inc.
York, NY 10004                         successor                                             (closed-end investment
                                       trustee is                                            company) and AMVESCAP PLC
                                       elected or                                            (investment managers)
                                       earlier
                                       retirement or
                                       removal.
--------------------------------------------------------------------------------------------------------------------------
John Winthrop (69)       Trustee       Since May 2004.    President, John Winthrop & Co.,    None
One North Adgers                       Serves until a     Inc. (private investment firm)
Wharf, Charleston, SC                  successor
29401                                  trustee is
                                       elected or
                                       earlier
                                       retirement or
                                       removal.
--------------------------------------------------------------------------------------------------------------------------
                                                                                             Other Directorships Held by
Trust Officers:                                                                              this Officer
--------------------------------------------------------------------------------------------------------------------------
Dorothy E.          Secretary          Since April        Secretary of PIM-USA; Senior       None
Bourassa (57)                          2004. Serves at    Vice President - Legal of
                                       the discretion     Pioneer; and Secretary/Clerk of
                                       of board.          most of PIM-USA's subsidiaries
                                                          since October 2000; Secretary
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                          of all of the Pioneer Funds
                                                          since September 2003 (Assistant
                                                          Secretary from November 2000 to
                                                          September 2003); and Senior
                                                          Counsel, Assistant Vice
                                                          President and Director of
                                                          Compliance of PIM-USA from April
                                                          1998 through October 2000
--------------------------------------------------------------------------------------------------------------------------
Christopher J.      Assistant          Since April        Assistant Vice President and       None
Kelley (40)         Secretary          2004. Serves at    Senior Counsel of Pioneer since
                                       the discretion     July 2002; Vice President and
                                       of board.          Senior Counsel of BISYS Fund
                                                          Services, Inc. (April 2001 to
                                                          June 2002); Senior Vice
                                                          President and Deputy General
                                                          Counsel of Funds Distributor,
                                                          Inc. (July 2000 to April 2001;
                                                          Assistant Secretary of all of
                                                          the Pioneer Funds since
                                                          September 2003
--------------------------------------------------------------------------------------------------------------------------
David C. Phelan     Assistant          Since April        Partner, Wilmer Cutler Pickering   None
(48)                Secretary          2004. Serves at    Hale and Dorr LLP; Assistant
                                       the discretion     Secretary of all of the Pioneer
                                       of board.          Funds since September 2003
--------------------------------------------------------------------------------------------------------------------------
Vincent Nave (60)   Treasurer          Since April        Vice President-Fund Accounting,    None
                                       2004. Serves at    Administration and Custody
                                       the discretion     Services of Pioneer; and
                                       of board.          Treasurer of all of the Pioneer
                                                          Funds (Assistant Treasurer from
                                                          June 1999 to November 2000)
--------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley     Assistant          Since November     Deputy Treasurer of Pioneer        None
(45)                Treasurer          2004. Serves at    since 2004; Treasurer and Senior
                                       the discretion     Assistant Vice President, CDC
                                       of board.          IXIS Asset Management-Fund
                                                          Accounting, Administration and
                                                          Custody Services of Pioneer
                                                          (Fund Accounting Manager from
                                                          20021994 to 2003; Assistant
                                                          Treasurer and Vice President,
                                                          MFS Investment Management from
                                                          1997 to 20021999); and Assistant
                                                          Treasurer of all of the Pioneer
                                                          Funds since November 2004
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti    Assistant          Since April        Assistant Vice President-Fund      None
(40)                Treasurer          2004. Serves at    Accounting, Administration and
                                       the discretion     Custody Services of Pioneer
                                       of board.          (Fund Accounting Manager from
                                                          1994 to 1999); and Assistant
                                                          Treasurer of all of the Pioneer
                                                          Funds since November 2000
--------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (47)  Assistant          Since April        Fund Accounting Manager - Fund     None
                    Treasurer          2004. Serves at    Accounting, Administration and
                                       the discretion     Custody Services of Pioneer; and
                                       of board.          Assistant Treasurer of all of
                                                          the Pioneer Funds since May 2002
--------------------------------------------------------------------------------------------------------------------------
Katharine Kim       Assistant          Since April        Fund Administration Manager-Fund   None
Sullivan (31)       Treasurer          2004. Serves at    Accounting, Administration and
                                       the discretion     Custody Services since June
                                       of board.          2003; Assistant Vice
                                                          President-Mutual Fund Operations
                                                          of State Street Corporation from
                                                          June 2002 to June 2003 (formerly
                                                          Deutsche Bank Asset Management);
                                                          Pioneer Fund Accounting,
                                                          Administration and Custody
                                                          Services (Fund Accounting
                                                          Manager from August 1999 to May
                                                          2002, Fund Accounting Services
                                                          Supervisor from 1997 to July
                                                          1999); Assistant Treasurer of
                                                          all of the Pioneer Funds since
                                                          September 2003
--------------------------------------------------------------------------------------------------------------------------
Martin J. Wolin     Chief Compliance   Since October      Chief Compliance Officer           None
(38)                Officer            2004. Serves at    of Pioneer (Director of
                                       the discretion     Compliance and Senior Counsel
                                       of board.          from November 2000 to September
                                                          2004); Vice President and
                                                          Associate General Counsel of UAM
                                                          Fund Services, Inc. (mutual fund
                                                          administration company) from
                                                          February 1998 to November 2000;
                                                          and Chief Compliance Officer of
                                                          all of the Pioneer Funds
--------------------------------------------------------------------------------------------------------------------------


*Mr. Cogan and Mr. Hood are Interested Trustees because each is an officer or director of Pioneer and certain of its affiliates.

The outstanding capital stock of PFD, Pioneer and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. Pioneer, the fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

Board Committees

The Board of Trustees has an Audit Committee, an Independent Trustees Committee, a Nominating Committee, a Valuation Committee and a Policy Administration Committee. Committee members are as follows:

Audit
David R. Bock, Margaret B.W. Graham and Marguerite A. Piret (Chair)

Independent Trustees
David R. Bock, Mary K. Bush, Margaret B.W. Graham (Chair), Marguerite A. Piret, Stephen K. West and John Winthrop

Nominating
Mary K. Bush, Marguerite A. Piret, and John Winthrop (Chair).

Valuation
Marguerite A. Piret (Chair), Stephen K. West and John Winthrop

Policy Administration
Mary K. Bush (Chair), Stephen K. West and John Winthrop

The Board of Trustees has adopted a charter for the Audit Committee. In accordance with its charter, the purposes of the Audit Committee are to:

|X| act as a liaison between the trust's independent registered public accounting firm and the full Board of Trustees of the trust;

|X| discuss with the trust's independent registered public accounting firm their judgments about the quality of the trust's accounting principles and underlying estimates as applied in the trust's financial reporting;

|X| review and assess the renewal materials of all related party contracts and agreements, including management advisory agreements, underwriting contracts, administration agreements, distribution contracts, and transfer agency contracts, among any other instruments and agreements that may be appropriate from time to time;

|X| review and approve insurance coverage and allocations of premiums between the management and the trust and among the Pioneer Funds;

|X| review and approve expenses under the administration agreement between Pioneer and the trust and allocations of such expenses among the Pioneer Funds; and

|X| receive on a periodic basis a formal written statement delineating all relationships between the auditors and the trust or Pioneer; to actively engage in a dialogue with the independent registered public accounting firm with respect to any disclosed relationships or services that may impact the objectivity and independence of the independent registered public accounting firm; and to recommend that the Trustees take appropriate action in response to the independent registered public accounting firm's report to satisfy itself of the independent registered public accounting firm's independence.

The Nominating Committee reviews the qualifications of any candidate recommended by the Independent Trustees to serve as an Independent Trustee and makes a recommendation regarding that person's qualifications. The Committee does accept nominations from shareholders. Any shareholder recommendation must be submitted in writing to the Secretary of the trust at the trust's offices at 60 State Street, Boston, Massachusetts 02109 in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934.

The Valuation Committee reviews the valuation assigned to certain securities by Pioneer in accordance with the trust's valuation procedures.

The Policy Administration Committee reviews the implementation of certain of the trust's administrative policies and procedures.

The Independent Trustees Committee reviews the trust's management contract and other related party contracts annually and is also responsible for any other action required to be taken, under the 1940 Act, by the Independent Trustees acting alone.

The trust's Declaration of Trust provides that the trust will indemnify the Trustees and officers against liabilities and expenses incurred in connection with any litigation in which they may be involved because of their offices with the trust, unless it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the trust or that such indemnification would relieve any officer or Trustee of any liability to the trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

Compensation of Officers and Trustees

The fund pays no salaries or compensation to any of its officers. The Pioneer Funds, including the fund, compensate their trustees. The independent Trustees review and set their compensation annually, taking into consideration other committee and other responsibilities assigned to specific trustees. The table under "Annual Fees, Expense and Other Information-Compensation of Officers and Trustees" set forth the compensation paid to each of the Trustees. The compensation paid to the Trustees is then allocated among the funds as follows:

o each fund with assets less than $250 million pays each Trustee who is not affiliated with PIM-USA, Pioneer, PFD, PIMSS or UniCredito Italiano (i.e., Independent Trustees) an annual fee of $1,000.
o the remaining compensation of the Independent Trustees is allocated to each fund with assets greater than $250 million based on the fund's net assets.
o the Interested Trustee receive an annual fee of $500 from each fund, except in the case of funds with net assets of $50million or less, which pay each Interested Trustee an annual fee of $200. Pioneer reimburses the fund for the fees paid to the Interested Trustees.

See "Compensation of Officers and Trustees" in "Annual Fee, Expense and Other Information".

Sales Loads. The trust offers its shares to Trustees and officers of the trust and employees of Pioneer and its affiliates without a sales charge in order to encourage investment in the trust by individuals who are responsible for its management and because the sales to such persons do not entail any sales effort by the trust, brokers or other intermediaries.

Other Information

Material Relationships of the Independent Trustees. For purposes of the statements below:

o the immediate family members of any person are their spouse, children in the person's household (including step and adoptive children) and any dependent of the person.

o an entity in a control relationship means any person who controls, is controlled by or is under common control with the named person. For example, UniCredito Italiano is an entity that is in a control relationship with Pioneer.

o a related fund is a registered investment company or an entity exempt from the definition of an investment company pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act, for which Pioneer or any of its affiliates act as investment adviser or for which PFD or any of its affiliates act as principal underwriter. For example, the trust's related funds include all of the Pioneer Funds and any non-U.S. funds managed by Pioneer or its affiliates.

As of December 31, 2004, none of the Independent Trustees, nor any of their immediate family members, beneficially owned any securities issued by Pioneer, UniCredito Italiano or any other entity in a control relationship to Pioneer or PFD. During the calendar years 2003 and 2004, none of the Independent Trustees, nor any of their immediate family members, had any direct or indirect interest (the value of which exceeded $60,000), whether by contract, arrangement or otherwise, in Pioneer, UniCredito Italiano, or any other entity in a control relationship to Pioneer or PFD. During the calendar years 2003 and 2004, none of the Independent Trustees, nor any of their immediate family members, had an interest in a transaction or a series of transactions in which the aggregate amount involved exceeded $60,000 and to which any of the following were a party (each a "fund related party"):

o    the trust
o    an officer of the trust
o    a related fund
o    an officer of any related fund
o    Pioneer
o    PFD
o    Ibbotson Associates Advisors, LLC ("Ibbotson" or the "subadviser")
o    an officer of Pioneer or PFD
o    any affiliate of Pioneer or PFD
o    an officer of any such affiliate

During the calendar years 2003 and 2004, none of the Independent Trustees, nor any of their immediate family members, had any relationship (the value of which exceeded $60,000) with any fund related party, including, but not limited to, relationships arising out of (i) the payment for property and services, (ii) the provision of legal services, (iii) the provision of investment banking services (other than as a member of the underwriting syndicate) or (iv) the provision of consulting services, except that Mr. West, an Independent Trustee, is Senior Counsel to Sullivan & Cromwell and acts as counsel to the Independent Trustees and the Independent Trustees of the other Pioneer Funds. The aggregate compensation paid to Sullivan & Cromwell by the trust and the other Pioneer Funds was approximately $126,603 and $$208,010 in each of 2003 and 2004, respectively.

During the calendar years 2003 and 2004, none of the Independent Trustees, nor any of their immediate family members, served as a member of a board of directors on which an officer of any of the following entities also serves as a director:

o    Pioneer
o    PFD
o    Ibbotson
o    UniCredito Italiano
o    any other entity in a control relationship with Pioneer, PFD or Ibbotson

None of the trust's Trustees or officers has any arrangement with any other person pursuant to which that Trustee or officer serves on the Board of Trustees. During the calendar years 2003 and 2004, none of the Independent Trustees, nor any of their immediate family members, had any position, including as an officer, employee, director or partner, with any of the following:

o    the trust
o    any related fund
o    Pioneer
o    PFD
o    Ibbotson
o    any affiliated person of the trust, Pioneer, PFD or Ibbotson
o    UniCredito Italiano
o any other entity in a control relationship to the trust, Pioneer, PFD or Ibbotson

Factors Considered by the Independent Trustees in Approving the Management Contracts and Subadvisory Agreements. The 1940 Act requires that the trust's management contracts and subadvisory agreements be approved annually by both the Board of Trustees and a majority of the Independent Trustees voting separately. The Independent Trustees have determined that the terms of the management contracts and subadvisory agreements are fair and reasonable and that the contracts are in the best interest of the funds. The Independent Trustees believe that the management contracts and subadvisory agreements will enable the trust to enjoy high quality investment advisory services at a cost they deem appropriate, reasonable and in the best interests of each fund and its shareholders. In making such determinations, the Independent Trustees met independently from the Interested Trustees of the trust and any officers of Pioneer or its affiliates. The Independent Trustees also relied upon the assistance of counsel to the Independent Trustees and counsel to the trust.

In evaluating the management contract and the sub-advisory agreement for the funds, the Independent Trustees reviewed materials furnished by Pioneer, including information regarding Pioneer, UniCredito Italiano, their respective affiliates and their personnel, operations and financial condition, and materials furnished by Ibbotson and its respective affiliates, personnel, operations and financial conditions. The Independent Trustees discussed with representatives of Ibbotson the firm's ability to provide advisory and other services to the sub-advised funds. The Independent Trustees also reviewed:

o the experience of Ibbotson in providing asset allocation services and the experience of Pioneer in managing investment companies ;

o the fee charged by Pioneer for investment advisory services, as well as other compensation received by PFD and PIMSS, and the fees Pioneer would pay to Ibbotson;

o    the funds' projected total operating expenses; and

o    indirect fees that Pioneer would receive from the underlying funds.

The Independent Trustees considered the following as relevant to their recommendations: (1) the favorable history, reputation, qualification and background of Pioneer and UniCredito Italiano and Ibbotson, as well as the qualifications of their personnel and their respective financial conditions; and
(2) that the fee and expense ratios of the trust are reasonable given the quality of services expected to be provided and are comparable to the fee and expense ratios of similar investment companies. The Independent Trustees deemed each of these factors to be relevant to their consideration of the trust's management contract and subadvisory agreement.

Share Ownership. See "Annual Fee, Expense and Other Information" for annual information on the ownership of fund shares by the Trustees, the trust's officers and owners in excess of 5% of any class of shares of the trust and a table indicating the value of shares that each Trustee beneficially owns in the trust and in all the Pioneer Funds.

Code of Ethics. The trust's Board of Trustees approved a code of ethics under Rule 17j-1 under the 1940 Act that covers the trust, Pioneer and certain of Pioneer's affiliates. The code of ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the code of ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the trust.

Proxy Voting. Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners without charge at http://www.pioneerfunds.com and on the SEC's website at http://www.sec.gov. The fund's proxy voting policies and procedures are attached as Appendix B.

4.   INVESTMENT ADVISER AND ADMINISTRATOR

The trust has contracted with Pioneer to act as its investment adviser. Pioneer is an indirect, wholly owned subsidiary of UniCredito Italiano. Certain Trustees or officers of the trust are also directors and/or officers of certain of UniCredito Italiano's subsidiaries (see management biographies above). Pioneer has entered into an agreement with its affiliate, Pioneer Investment Management Limited ("PIML"), pursuant to which PIML provides certain services and personnel to Pioneer.

As the trust's investment adviser, Pioneer provides the trust with investment research, advice and supervision and furnishes an investment program for the trust consistent with the trust's investment objective and policies, subject to the supervision of the trust's Trustees. Pioneer determines what portfolio securities will be purchased or sold, arranges for the placing of orders for the purchase or sale of portfolio securities, selects brokers or dealers to place those orders, maintains books and records with respect to the trust's securities transactions, and reports to the Trustees on the trust's investments and performance.

Under the terms of its management contract with the trust, Pioneer pays all the operating expenses, including executive salaries and the rental of office space, relating to its services for the trust, with the exception of the following, which are paid by the trust: (i) charges and expenses for trust accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of Pioneer or its affiliates, office space and facilities, and personnel compensation, training and benefits; (ii) the charges and expenses of auditors; (iii) the charges and expenses of any administrator, custodian, transfer agent, plan agent, dividend disbursing agent, registrar or any other agent appointed by the trust; (iv) issue and transfer taxes chargeable to the trust in connection with securities transactions to which the trust is a party; (v) insurance premiums, interest charges, dues and fees for membership in trade associations and all taxes and corporate fees payable by the trust to federal, state or other governmental agencies; (vi) fees and expenses involved in registering and maintaining registrations of the trust and/or its shares with federal regulatory agencies, state or blue sky securities agencies and foreign jurisdictions, including the preparation of prospectuses and statements of additional information for filing with such regulatory authorities; (vii) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (viii) charges and expenses of legal counsel to the trust and the Trustees; (ix) any fees paid by the trust in accordance with Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act; (x) compensation of those Trustees of the trust who are not affiliated with, or "interested persons" of, Pioneer, the trust (other than as Trustees), PIM-USA or PFD; (xi) the cost of preparing and printing share certificates; (xii) interest on borrowed money, if any; and (xiii) any other expense that the trust, Pioneer or any other agent of the trust may incur (A) as a result of a change in the law or regulations, (B) as a result of a mandate from the Board of Trustees with associated costs of a character generally assumed by similarly structured investment companies or (C) that is similar to the expenses listed above, and that is approved by the Board of Trustees (including a majority of the Independent Trustees) as being an appropriate expense of the trust. In addition, the trust pays all brokers' and underwriting commissions chargeable to the trust in connection with its securities transactions.

Continuance of Management Contract and Subadvisory Agreement. The Trustees' approval of and the terms, continuance and termination of the management contract are governed by the 1940 Act and the Investment Advisers Act of 1940, as amended, as applicable. Pursuant to the management contract and subadvisory agreement, neither Pioneer nor the subadviser will be liable for any error of judgment or mistake of law or for any loss sustained by reason of the adoption of any investment policy or the purchase, sale or retention of any securities on the recommendation of Pioneer or the subadviser. Pioneer and the subadviser, however, are not protected against liability by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of their reckless disregard of their obligations and duties under the management contract or subadvisory agreement. The management contract and subadvisory agreement terminate if assigned and may be terminated without penalty upon not more than 60 days' nor less than 30 days' written notice to the other party or by vote of a majority of the fund's outstanding voting securities.

Advisory Fee. As compensation for the management services each fund pays Pioneer a fee at the annual rate of the applicable fund's average daily net assets set forth below.


       ----------------------------------------------------------------------------------------------------
       Net Assets                       Annual Fee
       ----------------------------------------------------------------------------------------------------
       Up to $2.5 billion               0.13 % on investments in underlying funds managed by Pioneer (and cash); and

                                        0.17% on other investments
       ----------------------------------------------------------------------------------------------------
       Over $2.5 billion and up to $4   0.11% on investments in underlying funds managed by Pioneer (and
       billion                          cash); and

                                        0.14% on other investments
       ----------------------------------------------------------------------------------------------------
       Over $4 billion and up to $5.5   0.10% on investments in underlying funds managed by Pioneer (and
       billion                          cash); and

                                        0.12% on other investments
       ----------------------------------------------------------------------------------------------------
       Over $5.5 billion and up to $7   0.08% on investments in underlying funds managed by Pioneer (and
       billion                          cash); and

                                        0.10% on other investments
       ----------------------------------------------------------------------------------------------------
       Over $7 billion                  0.08% on investments in underlying funds managed by Pioneer (and cash); and

                                        0.09% on other investments
       ----------------------------------------------------------------------------------------------------

For purposes of calculating Pioneer's fee, the asset allocation between underlying funds managed by Pioneer and other investments are determined monthly based upon the average week end allocation of a fund's assets during such calendar month and such allocation is applied in determining the fee in the subsequent calendar month.

Investment Subadviser. Pioneer has engaged Ibbotson Associates Advisors, LLC as defined above ("Ibbotson or the "subadviser") to act as the subadviser to the funds. Pioneer oversees the funds' operations and supervises Ibbotson, which is responsible for the day-to-day management of the funds. Ibbotson will, among other things, continuously review and analyze the investments in the funds and, subject to the supervision of Pioneer, manage the investment and reinvestment of the funds' assets. Ibbotson is registered as an investment adviser under the Advisers Act.

Pioneer and Ibbotson have entered into a subadvisory contract, dated August 4, 2004, pursuant to which Ibbotson has agreed, among other things, to:

o comply with the provisions of the trust's Declaration of Trust and By-laws, the 1940 Act, the Advisers Act and the investment objectives, policies and restrictions of the respective fund;

o cause the respective fund to comply with the requirements of Subchapter M of the for qualification as a regulated investment company;

o comply with any policies, guidelines, procedures and instructions as Pioneer may from time to time establish;

o maintain separate books and detailed records of all matters pertaining to the portion of the fund's assets advised by Ibbotson required by Rule 31a-1 under the 1940 Act relating to its responsibilities provided with respect to the fund;

o ensure that its "access persons" comply in all respects with Ibbotson's Code of Ethics, as in effect from time to time; and

o    furnish reports to the Trustees and Pioneer.

For its services, Ibbotson is entitled to a subadvisory fee from Pioneer at an annual rate of 0.10% of the each fund's average daily net assets up to $2.5 billion, 0.08% from $2.5 billion to $4 billion, 0.07% from $4 billion to $5.5 billion, 0.06% from $5.5 billion to $7 billion and 0.05% above $7 billion. The fee is paid monthly in arrears. The funds do not pay a fee to the subadviser.

Pioneer has received an order from the SEC that permits Pioneer, subject to the approval of the trust's Board of Trustees, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the fund without shareholder approval. Pioneer retains the ultimate responsibility to oversee and recommend the hiring, termination and replacement of any subadviser. To the extent that the SEC adopts a rule that would supersede the order, Pioneer and the fund intend to rely on such rule to permit Pioneer, subject to the approval of the trust's Board of Trustees and any other applicable conditions of the rule, to hire and terminate a subadviser or to materially modify an existing subadvisory contract for the fund without shareholder approval.

Administrator. The trust has entered into an administration agreement with Brown Brothers Harriman & Co. pursuant to which Brown Brothers Harriman & Co. provides certain accounting and administration services.

The trust has also entered into an administration agreement with Pioneer pursuant to which Pioneer provides certain legal services which are expenses payable by the funds under the management contract are performed by Pioneer and pursuant to which Pioneer is reimbursed for its costs of providing such services. The cost of these services is based on the direct costs and cost of overhead, subject to annual approval by the Board. The costs of these services are based on direct costs and the costs of overhead, subject to annual approval by the Board of Trustees. See "Annual Fee, Expense and Other Information" for fees the trust paid to Pioneer for administration and related services.

Potential Conflict of Interest. Pioneer and the subadviser serve as investment adviser to other Pioneer mutual funds and other accounts with investment objectives identical or similar to those of the trust. Securities frequently meet the investment objectives of a fund, the other Pioneer mutual funds and such other accounts. In such cases, the decision to recommend a purchase to one fund or account rather than another is based on a number of factors. The determining factors in most cases are the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Other factors considered in the investment recommendations include other investments which each fund or account presently has in a particular industry and the availability of investment funds in each fund or account.

It is possible that at times identical securities will be held by more than one fund and/or account. However, positions in the same issue may vary and the length of time that any fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that more than one of the Pioneer mutual funds or a private account managed by Pioneer or the subadviser seeks to acquire the same security at about the same time, a fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if Pioneer or the subadviser decides to sell on behalf of another account the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one fund or account, the resulting participation in volume transactions could produce better executions for the fund. In the event more than one account purchases or sells the same security on a given date, the purchases and sales will normally be made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each account. Although the other accounts managed by Pioneer or the subadviser may have the same or similar investment objectives and policies as a fund, their portfolios do not generally consist of the same investments as the fund or each other, and their performance results are likely to differ from those of the fund.

Personal Securities Transactions. The trust, Pioneer, PFD and the subadviser have each adopted a code of ethics under Rule 17j-1 under the 1940 Act which is applicable to officers, trustees/directors and designated employees, including, in the case of Pioneer's code, designated employees of PIML. Each code permits such persons to engage in personal securities transactions for their own accounts, including securities that may be purchased or held by a fund, and is designed to prescribe means reasonably necessary to prevent conflicts of interest from arising in connection with personal securities transactions. Each code is on public file with and available from the SEC.

5.   PRINCIPAL UNDERWRITER AND DISTRIBUTION PLANS

Principal Underwriter

PFD, 60 State Street, Boston, Massachusetts 02109, is the principal underwriter for the trust in connection with the continuous offering of its shares. PFD is an indirect wholly owned subsidiary of PIM-USA.

The trust entered into an underwriting agreement with PFD which provides that PFD will bear expenses for the distribution of each fund's shares, except for expenses incurred by PFD for which it is reimbursed or compensated by the funds under the distribution plans (discussed below). PFD bears all expenses it incurs in providing services under the underwriting agreement. Such expenses include compensation to its employees and representatives and to securities dealers for distribution-related services performed for the funds. PFD also pays certain expenses in connection with the distribution of each fund's shares, including the cost of preparing, printing and distributing advertising or promotional materials, and the cost of printing and distributing prospectuses and supplements to prospective shareholders. The trust bears the cost of registering its shares under federal and state securities law and the laws of certain non-U.S. countries. Under the underwriting agreement, PFD will use its best efforts in rendering services to the funds.

The funds will not generally issue fund shares for consideration other than cash. At a fund's sole discretion, however, it may issue fund shares for consideration other than cash in connection with a bona fide reorganization, statutory merger or other acquisition of portfolio securities.

It is each fund's general practice to repurchase its shares of beneficial interest for cash consideration in any amount; however, the redemption price of shares of the fund may, at Pioneer's discretion, be paid in portfolio securities. Each fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the fund's net asset value during any 90-day period for any one shareholder. Should the amount of redemptions by any shareholder exceed such limitation, the fund will have the option of redeeming the excess in cash or portfolio securities. In the latter case, the securities are taken at their value employed in determining the fund's net asset value. You may incur additional costs, such as brokerage fees and taxes, and risks, including a decline in the value of the securities you receive, if the fund makes an in-kind distribution. The selection of such securities will be made in such manner as the Board of Trustees deems fair and reasonable; however, the fund will not distribute illiquid securities in kind.

6.   SHAREHOLDER SERVICING/TRANSFER AGENT

The trust has contracted with PIMSS, 60 State Street, Boston, Massachusetts 02109, to act as shareholder servicing and transfer agent for the funds.

Under the terms of its contract with the trust, PIMSS services shareholder accounts, and its duties include: (i) processing sales, redemptions and exchanges of shares of each fund; (ii) distributing dividends and capital gains associated with each fund's portfolio; and (iii) maintaining account records and responding to shareholder inquiries.


PIMSS receives an annual fee of $26.60 for each shareholder account from the funds as compensation for the services described above. PIMSS is also reimbursed by the funds for its cash out-of-pocket expenditures. The funds may compensate entities which have agreed to provide certain sub-accounting services such as specific transaction processing and recordkeeping services. Any such payments by the funds would be in lieu of the per account fee which would otherwise be paid by the fund to PIMSS.


7.   CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109, is the custodian of the funds' assets. The custodian's responsibilities include safekeeping and controlling the funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the funds' investments.

8.   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116-5072, the trust's independent registered public accounting firm, provides audit services, tax return review, and assistance and consultation with respect to the preparation of filings with the SEC.


9.   PORTFOLIO MANAGEMENT

Additional Information About the Portfolio Managers

Other Accounts Managed by the Portfolio Managers. The table below indicates, for each portfolio manager of the fund, information about the accounts other than the fund over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of June 30, 2005. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, undertakings for collective investments in transferable securities ("UCITS") and other non-U.S. investment funds and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or separate accounts, pension funds and other similar institutional accounts. Certain funds and other accounts managed by the portfolio manager may have substantially similar investment strategies.

-----------------------------------------------------------------------------------------------------------------------
                                                                                 Number of
                                                                                 Accounts Managed   Assets Managed
                                                                                 for which          for which
Name of Portfolio     Type             Number of             Total Assets        Advisory Fee is    Advisory Fee is
Manager               of Account       Accounts Managed      Managed             Performance-Based  Performance-Based
-----------------------------------------------------------------------------------------------------------------------
Roger Ibbotson        Other                     8               $203 million             0                 N/A
                      Registered
                      Investment
                      Companies
                      -------------------------------------------------------------------------------------------------
                      Other Pooled              0                   N/A                  0                 N/A
                      Investment
                      Vehicles
                      -------------------------------------------------------------------------------------------------
                      Other Accounts            0                   N/A                  0                 N/A
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                 Number of
                                                                                 Accounts Managed   Assets Managed
                                                                                 for which          for which
Name of Portfolio     Type             Number of             Total Assets        Advisory Fee is    Advisory Fee is
Manager               of Account       Accounts Managed      Managed             Performance-Based  Performance-Based
-----------------------------------------------------------------------------------------------------------------------
Peng Chen             Other                     8               $203 million             0                 N/A
                      Registered
                      Investment
                      Companies
                      -------------------------------------------------------------------------------------------------
                      Other Pooled              0                   N/A                  0                 N/A
                      Investment
                      Vehicles
                      -------------------------------------------------------------------------------------------------
                      Other Accounts            0                   N/A                  0                 N/A
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                                                 Number of
                                                                                 Accounts Managed   Assets Managed
                                                                                 for which          for which
Name of Portfolio     Type             Number of             Total Assets        Advisory Fee is    Advisory Fee is
Manager               of Account       Accounts Managed      Managed             Performance-Based  Performance-Based
-----------------------------------------------------------------------------------------------------------------------
Michael E. Annin      Other                     8               $203 million             0                 N/A
                      Registered
                      Investment
                      Companies
                      -------------------------------------------------------------------------------------------------
                      Other Pooled              0                   N/A                  0                 N/A
                      Investment
                      Vehicles
                      -------------------------------------------------------------------------------------------------
                      Other Accounts            0                   N/A                  0                 N/A
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                                                 Number of
                                                                                 Accounts Managed   Assets Managed
                                                                                 for which          for which
Name of Portfolio     Type             Number of             Total Assets        Advisory Fee is    Advisory Fee is
Manager               of Account       Accounts Managed      Managed             Performance-Based  Performance-Based
-----------------------------------------------------------------------------------------------------------------------
Scott Wentsel         Other                     8               $203 million             0                 N/A
                      Registered
                      Investment
                      Companies
                      -------------------------------------------------------------------------------------------------
                      Other Pooled              0                   N/A                  0                 N/A
                      Investment
                      Vehicles
                      -------------------------------------------------------------------------------------------------
                      Other Accounts            0                   N/A                  0                 N/A
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                                                 Number of
                                                                                 Accounts Managed   Assets Managed
                                                                                 for which          for which
Name of Portfolio     Type             Number of             Total Assets        Advisory Fee is    Advisory Fee is
Manager               of Account       Accounts Managed      Managed             Performance-Based  Performance-Based
-----------------------------------------------------------------------------------------------------------------------
Alexander E. Kaye     Other                     8               $203 million             0                 N/A
                      Registered
                      Investment
                      Companies
                      -------------------------------------------------------------------------------------------------
                      Other Pooled              0                   N/A                  0                 N/A
                      Investment
                      Vehicles
                      -------------------------------------------------------------------------------------------------
                      Other Accounts            0                   N/A                  0                 N/A
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                 Number of
                                                                                 Accounts Managed   Assets Managed
                                                                                 for which          for which
Name of Portfolio     Type             Number of             Total Assets        Advisory Fee is    Advisory Fee is
Manager               of Account       Accounts Managed      Managed             Performance-Based  Performance-Based
-----------------------------------------------------------------------------------------------------------------------
Brian Huckstep        Other                     8               $203 million             0                 N/A
                      Registered
                      Investment
                      Companies
                      -------------------------------------------------------------------------------------------------
                      Other Pooled              0                   N/A                  0                 N/A
                      Investment
                      Vehicles
                      -------------------------------------------------------------------------------------------------
                      Other Accounts            0                   N/A                  0                 N/A
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Potential Conflicts of Interest. When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, Pioneer does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the fund as well as one or more other accounts. Although Pioneer has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect its portfolio management decisions, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. Pioneer has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. The fund's investment subadviser also has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each situation in which a conflict might arise.


     o A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation of the initial public offering. Generally, investments for which there is limited availability are allocated based upon a range of factors including available cash and consistency with the accounts' investment objectives and policies. This allocation methodology necessarily involves some subjective elements but is intended over time to treat each client in an equitable and fair manner. Generally, the investment opportunity is allocated among participating accounts on a pro rata basis. Although Pioneer believes that its practices are reasonably designed to treat each client in an equitable and fair manner, there may be instances where a fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity.


     o A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security on the same day for more than one account, the trades typically are "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, Pioneer will place the order in a manner intended to result in as favorable a price as possible for such client.

     o A portfolio manager could favor an account if the portfolio manager's compensation is tied to the performance of that account to a greater degree than other accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if Pioneer receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation.

     o A portfolio manager could favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest.

     o If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest could arise. For example, if a portfolio manager purchases a security for one account and sells the same security for another account, such trading pattern may disadvantage either the account that is long or short. In making portfolio manager assignments, Pioneer seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Compensation of Portfolio Managers. Ibbotson investment management employees are compensated with a salary plus bonus based on established management goals and sales goals.

Share Ownership by Portfolio Managers. The following table indicates as of June 30, 2005 the value, within the indicated range, of shares beneficially owned by the portfolio managers of each fund.

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Name of Portfolio Manager                Beneficial Ownership of each Fund*
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Roger Ibbotson                           A
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Peng Chen                                A
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Michael E. Annin                         A
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Scott Wentsel                            A
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Alexander E. Kaye                        A
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Brian Huckstep                           A
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*Key to Dollar Ranges

A.   None
B.   $1 - $10,000
C.   $10,001 - $50,000
D.   $50,001 - $100,000
E.   $100,001 - $500,000
F.   $500,001 - $1,000,000
G.   Over $1,000,000


10.  PORTFOLIO TRANSACTIONS

All orders for the purchase or sale of portfolio securities are placed on behalf of the funds by Pioneer pursuant to authority contained in the trust's management contract. Pioneer seeks to obtain the best execution on portfolio trades. The price of securities and any commission rate paid are always factors, but frequently not the only factors, in judging best execution. In selecting brokers or dealers, Pioneer considers various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability and financial condition of the dealer; the dealer's execution services rendered on a continuing basis; and the reasonableness of any dealer spreads. Transactions in non-U.S. equity securities are executed by broker-dealers in non-U.S. countries in which commission rates may not be negotiable (as such rates are in the U.S.).

Pioneer may select broker-dealers that provide brokerage and/or research services to the trust and/or other investment companies or other accounts managed by Pioneer. In addition, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, if Pioneer determines in good faith that the amount of commissions charged by a broker-dealer is reasonable in relation to the value of the brokerage and research services provided by such broker, each fund may pay commissions to such broker-dealer in an amount greater than the amount another firm may charge. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; providing stock quotation services, credit rating service information and comparative fund statistics; furnishing analyses, electronic information services, manuals and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts and particular investment decisions; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Pioneer maintains a listing of broker-dealers who provide such services on a regular basis. However, because many transactions on behalf of the trust and other investment companies or accounts managed by Pioneer are placed with broker-dealers (including broker-dealers on the listing) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such dealers solely because such services were provided. Pioneer believes that no exact dollar value can be calculated for such services.

The research received from broker-dealers may be useful to Pioneer in rendering investment management services to the trust as well as other investment companies or other accounts managed by Pioneer, although not all such research may be useful to the trust. Conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of such other accounts may be useful to Pioneer in carrying out its obligations to the trust. The receipt of such research has not reduced Pioneer's normal independent research activities; however, it enables Pioneer to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

The fund may participate in third-party brokerage and/or expense offset arrangements to reduce the funds' total operating expenses. Pursuant to third-party brokerage arrangements, the fund may incur lower expenses by directing brokerage to third-party broker-dealers which have agreed to use part of their commission to pay the fund's fees to service providers unaffiliated with Pioneer or other expenses. Since the commissions paid to the third party brokers reflect a commission cost that the fund would generally expect to incur on its brokerage transactions but not necessarily the lowest possible commission, this arrangement is intended to reduce the fund's operating expenses without increasing the costs of its brokerage commissions. Since use of such directed brokerage is subject to the requirement to achieve best execution in connection with the fund's brokerage transactions, there can be no assurance that such arrangements will be utilized. Pursuant to expense offset arrangements, the fund may incur lower transfer agency expenses due to interest earned on cash held with the transfer agent. See "Financial highlights" in the prospectus.


See the table in "Annual Fee, Expense and Other Information" for aggregate brokerage and underwriting commissions paid by a fund in connection with its portfolio transactions during recently completed fiscal years. The Board of Trustees periodically reviews Pioneer's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of a fund.

11.  DESCRIPTION OF SHARES

As a series of an open-end management investment company, each fund continuously offers its shares to the public and under normal conditions must redeem its shares upon the demand of any shareholder at the next determined net asset value per share less any applicable CDSC. See "Sales Charges." When issued and paid for in accordance with the terms of the prospectus and statement of additional information, shares of a fund are fully paid and non-assessable. Shares will remain on deposit with the fund's transfer agent and certificates will not normally be issued.

The trust's Agreement and Declaration of Trust, dated April 21, 2004, as amended and restated from time to time (the "Declaration"), permits the Board of Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest which may be divided into such separate series as the Trustees may establish. Currently, the trust consists of four funds: Pioneer Ibbotson Conservative Allocation Fund, Pioneer Ibbotson Moderate Allocation Fund, Pioneer Ibbotson Growth Allocation Fund and Pioneer Ibbotson Aggressive Allocation Fund. The Trustees may, however, establish additional series of shares and may divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the fund. The Declaration further authorizes the Trustees to classify or reclassify any series of the shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of five classes of shares of each fund, designated as Class A shares, Class B shares, Class C shares, Class R shares and Class Y shares. Each share of a class of a fund represents an equal proportionate interest in the assets of the fund allocable to that class. Upon liquidation of the fund, shareholders of each class of the fund are entitled to share pro rata in the fund's net assets allocable to such class available for distribution to shareholders. Each fund reserves the right to create and issue additional classes of shares, in which case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series.

The shares of each class represent an interest in the same portfolio of investments of a fund. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution and transfer agent fees and may bear other expenses properly attributable to the particular class. Class A, Class B, and Class C shareholders have exclusive voting rights with respect to the Rule 12b-1 Plans adopted by holders of those shares in connection with the distribution of shares.

Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to a meeting of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have, under certain circumstances, the right to remove one or more Trustees. The trust is not required, and does not intend, to hold annual shareholder meetings although special meetings may be called for the purpose of electing or removing Trustees, changing fundamental investment restrictions or approving a management contract.

The shares of each series of the trust are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all series vote together in the election and selection of Trustees and accountants. Shares of all series of the trust vote together as a class on matters that affect all series of the trust in substantially the same manner. As to matters affecting a single series or class, shares of such series or class will vote separately. No amendment adversely affecting the rights of shareholders may be made to the Declaration without the affirmative vote of a majority of the trust's shares. Shares have no preemptive or conversion rights, except that under certain circumstances Class B shares may convert to Class A shares.

As a Delaware statutory trust, the trust's operations are governed by the Declaration. Generally, Delaware statutory trust shareholders are not personally liable for obligations of the Delaware statutory trust under Delaware law. The Delaware Statutory Trust Act (the "Delaware Act") provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Declaration expressly provides that the trust is organized under the Delaware Act and that the Declaration is to be governed by Delaware law. There is nevertheless a possibility that a Delaware statutory trust, such as the trust, might become a party to an action in another state whose courts refused to apply Delaware law, in which case a fund's shareholders could become subject to personal liability.

To guard against this risk, the Declaration (i) contains an express disclaimer of shareholder liability for acts or obligations of a fund and provides that notice of such disclaimer may be given in certain agreement, obligation or instrument entered into or executed by the trust or its Trustees, (ii) provides for the indemnification out of trust property of any shareholders held personally liable for any obligations of the trust or any series of the trust and (iii) provides that the trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the trust itself would be unable to meet its obligations. In light of Delaware law, the nature of the trust's business and the nature of its assets, the risk of personal liability to a fund shareholder is remote.

In addition to the requirements under Delaware law, the Declaration provides that a shareholder of a fund may bring a derivative action on behalf of the fund only if the following conditions are met: (a) shareholders eligible to bring such derivative action under Delaware law who hold at least 10% of the outstanding shares of the fund, or 10% of the outstanding shares of the series or class to which such action relates, shall join in the request for the Trustees to commence such action; and (b) the Trustees must be afforded a reasonable amount of time to consider such shareholder request and investigate the basis of such claim. The Trustees shall be entitled to retain counsel or other advisers in considering the merits of the request and shall require an undertaking by the shareholders making such request to reimburse the fund for the expense of any such advisers in the event that the Trustees determine not to bring such action.

The Declaration further provides that the trust shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the trust. The Declaration does not authorize the trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

The Declaration provides that any Trustee who is not an "interested person" of Pioneer shall be considered to be independent for purposes of Delaware law notwithstanding the fact that such Trustee receives compensation for serving as a trustee of the trust or other investment companies for which Pioneer acts as investment adviser.

12.  SALES CHARGES

Each fund continuously offers its Class Y shares as described in the prospectus. No front-end, deferred or asset based sales charges are applicable to Class Y shares.

Additional Payments to Dealers

PFD may elect to pay, at its own expense, additional cash or other incentives to dealers that sell or arrange for the sale of shares of a fund. Such cash or other incentives may take the form of payment for attendance at preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and preapproved sales campaigns or dealer-sponsored events. PFD may also elect to make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. PFD will offer such cash and other incentives only to the extent permitted by applicable law or by a self-regulatory agency such as the NASD.

13.  REDEEMING SHARES

Redemptions may be suspended or payment postponed during any period in which any of the following conditions exist: the New York Stock Exchange (the "Exchange") is closed or trading on the Exchange is restricted; an emergency exists as a result of which disposal by a fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund to fairly determine the value of the net assets of its portfolio; or the SEC, by order, so permits.

Redemptions and repurchases are taxable transactions for shareholders that are subject to U.S. federal income tax. The net asset value per share received upon redemption or repurchase may be more or less than the cost of shares to an investor, depending on the market value of the portfolio at the time of redemption or repurchase.

14.  TELEPHONE AND ONLINE TRANSACTIONS

You may exchange or sell Class Y shares by telephone or online. See the prospectus for more information. For personal assistance, call Pioneer's Group Plans Department at 1-888-294-4480 between 9:00 a.m. and 6:00 p.m. Eastern time on weekdays. You are strongly urged to consult with your investment professional prior to requesting any telephone or online transaction.

Telephone Transaction Privileges. To confirm that each transaction instruction received by telephone is genuine, the fund will record each telephone transaction, require the caller to provide validating information for the account and send you a written confirmation of each telephone transaction. Different procedures may apply to accounts that are registered to non-U.S. citizens or that are held in the name of an institution or in the name of an investment broker-dealer or other third party. If reasonable procedures, such as those described above, are not followed, the fund may be liable for any loss due to unauthorized or fraudulent instructions. The fund may implement other procedures from time to time. In all other cases, neither the fund, PIMSS nor PFD will be responsible for the authenticity of instructions received by telephone; therefore, you bear the risk of loss for unauthorized or fraudulent telephone transactions.

Online Transaction Privileges. If your account is registered in your name, you may be able buy, exchange or sell fund shares online. Your investment firm may also be able to buy, exchange or sell your fund shares online.

To establish online transaction privileges:
|X| For new accounts, complete the online section of the account application |X| For existing accounts, complete an account options form, write to the transfer agent or complete the online authorization screen on www.pioneerfunds.com

To use online transactions, you must read and agree to the terms of an online transaction agreement available on the Pioneer website. When you or your investment firm requests an online transaction the transfer agent electronically records the transaction, requires an authorizing password and sends a written confirmation. The fund may implement other procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party. You may not be able to use the online transaction privilege for certain types of accounts, including most retirement accounts.

Telephone and Website Online Access. You may have difficulty contacting the fund by telephone or accessing pioneerfunds.com during times of market volatility or disruption in telephone or Internet services. On Exchange holidays or on days when the Exchange closes early, Pioneer will adjust the hours for the telephone center and for online transaction processing accordingly. If you are unable to access pioneerfunds.com or to reach the fund by telephone, you should communicate with the fund in writing.

FactFone(SM). FactFone(SM) is an automated inquiry and telephone transaction system available to Pioneer mutual fund shareholders by dialing 1-800-225-4321. FactFone(SM) allows shareholder access to current information on Pioneer mutual fund accounts and to the prices and yields of all publicly available Pioneer mutual funds. In addition, you may use FactFone(SM) to make computer-assisted telephone purchases, exchanges or redemptions from your Pioneer mutual fund accounts, access your account balances and last three transactions and order a duplicate statement if you have activated your PIN. Telephone purchases or redemptions require the establishment of a bank account of record. Computer-assisted Class Y share telephone purchases, exchanges and redemptions and certain other FactFone(SM) features for Class Y shareholders are not currently available through FactFone(SM). You are strongly urged to consult with your investment professional prior to requesting any telephone transaction. Shareholders whose accounts are registered in the name of a broker-dealer or other third party may not be able to use FactFone(SM). Call PIMSS for assistance.

FactFone(SM) allows shareholders to hear the following recorded fund information:

o    net asset value prices for all Pioneer mutual funds;

o    annualized 30-day yields on Pioneer's fixed income funds;

o annualized 7-day yields and 7-day effective (compound) yields for Pioneer's money market funds; and

o    dividends and capital gain distributions on all Pioneer mutual funds.

Yields are calculated in accordance with SEC mandated standard formulas.


All performance numbers communicated through FactFone(SM) represent past performance, and figures include the maximum applicable sales charge. A shareholder's actual yield and total return will vary with changing market conditions. The value of each class of shares (except for Pioneer Cash Reserves Fund, Pioneer Tax Free Money Market Fund, Pioneer Institutional Money Market Fund and Pioneer Treasury Reserves Fund, which each seek to maintain a stable $1.00 share price) will also vary, and such shares may be worth more or less at redemption than their original cost.


15.  PRICING OF SHARES

The net asset value per share of each class of a fund is determined as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) on each day on which the Exchange is open for trading. As of the date of this statement of additional information, the Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each class of the fund is also determined on any other day on which the level of trading in its portfolio securities is sufficiently high that the current net asset value per share might be materially affected by changes in the value of its portfolio securities. The fund is not required to determine its net asset value per share on any day on which no purchase orders in good order for fund shares are received and no shares are tendered and accepted for redemption. The value of a fund's investment in an underlying fund is determined on the basis of the net asset value of the shares of the class of the underlying fund held by the fund. Generally, the underlying funds determine their net asset value based upon the market value of their assets. Certain assets of the underlying funds may be valued at "fair value" using procedures approved by the boards of trustees of the underlying funds.

The net asset value per share of each class of the fund is computed by taking the value of all of the fund's assets attributable to a class, less the fund's liabilities attributable to that class, and dividing the result by the number of outstanding shares of that class. For purposes of determining net asset value, expenses of the classes of the fund are accrued daily and taken into account.

16.  TAX STATUS

Each fund is treated as a separate entity for U.S. federal income tax purposes. Each fund intends to elect to be treated, and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code so that it will not pay U.S. federal income tax on income and capital gains distributed to shareholders (provided that the distribution requirements set forth below are satisfied). In order to qualify as a regulated investment company under Subchapter M of the Code, each fund must, among other things, derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies and, for tax years beginning after October 22, 2004, net income derived from an interest in a qualified publicly traded partnership (as defined in Section 851(h) of the Code), or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test") and satisfy certain quarterly asset diversification requirements.

If a fund qualifies as a regulated investment company and properly distributes to its shareholders each taxable year an amount equal to or exceeding the sum of
(i) 90% of its "investment company taxable income" as that term is defined in the Code (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of the excess of its gross tax-exempt interest, if any, over certain disallowed deductions, the fund generally will be relieved of U.S. federal income tax on any income of the fund, including "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), distributed to shareholders. However, if the fund meets such distribution requirements, but chooses to retain some portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Each fund intends to distribute at least annually all or substantially all of its investment company taxable income, net tax-exempt interest, and net capital gain. If a fund did not qualify as a regulated investment company for any taxable year, it would be treated as a U.S. corporation subject to U.S. federal income tax, thereby subjecting any income earned by the fund to tax at the corporate level , and when such income is distributed, to a further tax at the shareholder level.

Under the Code, each fund will be subject to a nondeductible 4% U.S. federal excise tax on a portion of its undistributed ordinary income and capital gain net income if it fails to meet certain distribution requirements with respect to each calendar year. Each fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

Each fund generally distributes any net short- and long-term capital gains in November. Each fund generally pays dividends from any net investment income in December. Dividends from income and/or capital gains may also be paid at such other times as may be necessary for each fund to avoid U.S. federal income or excise tax.

Unless shareholders specify otherwise, all distributions from each fund will be automatically reinvested in additional full and fractional shares of the fund. For U.S. federal income tax purposes, all dividends generally are taxable whether a shareholder takes them in cash or reinvests them in additional shares of each fund. In general, assuming that a fund has sufficient earnings and profits, dividends from investment company taxable income are taxable either as ordinary income or, if so designated by the fund and certain other conditions are met, as "qualified dividend income" taxable to individual shareholders at a maximum 15% U.S. federal income tax rate.

Dividend income distributed to individual shareholders will qualify for the maximum 15% U.S. federal income tax rate on dividends to the extent that such dividends are attributable to "qualified dividend income" as that term is defined in Section 1(h)(11)(B) of the Code that is received by a fund from its investments (either directly or indirectly through investment in an underlying fund) in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the fund and the shareholders. Dividends received by the fund from REITs are generally not expected to qualify for treatment as qualified dividend income.

A dividend that is attributable to qualified dividend income of a fund that is paid by the fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (1) the dividend is received with respect to any share of the fund held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.

Dividends from net capital gain, if any, that are designated as capital gain dividends are taxable as long-term capital gains for U.S. federal income tax purposes without regard to the length of time the shareholder has held shares of the fund. Capital gain dividends distributed by a fund to individual shareholders generally will qualify for the maximum 15% U.S. federal income tax rate on long-term capital gains, subject to certain limited exceptions. A shareholder should also be aware that the benefits of the favorable tax rate applicable to long-term capital gains and qualified dividend income may be impacted by the application of the alternative minimum tax to individual shareholders. Under current law, the maximum 15% U.S. federal income tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.

Distributions by a fund in excess of the fund's current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in its shares and any such amount in excess of that basis will be treated as gain from the sale of shares, as discussed below. The U.S. federal income tax status of all distributions, including the portion of such distributions which may qualify for treatment as qualified dividend income, will be reported to shareholders annually.

Although dividends generally will be treated as distributed when paid, any dividend declared by each fund as of a record date in October, November or December and paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared. In addition, certain other distributions made after the close of a taxable year of the fund may be "spilled back" and treated as paid by the fund (except for purposes of the 4% excise tax) during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made.

For purposes of determining the character of income received by a fund when an underlying fund distributes net capital gain to such fund, the fund will treat the distribution as a long-term capital gain, even if the fund has held shares of the underlying fund for less than one year. Any loss incurred by a fund on the redemption or other sale of such underlying fund shares that have a tax holding period of six months or less, however, if it is not disallowed under wash sale rules, will be treated as a long-term capital loss to the extent of the gain distribution received on the shares disposed of by such fund.

Each fund may invest in underlying funds with capital loss carryforwards. If such an underlying fund realizes capital gains, it will be able to offset the gains to the extent of its loss carryforwards in determining the amount of capital gains which must be distributed to shareholders. To the extent that gains are offset in this manner, distributions to a fund and its shareholders will likely be reduced. Similarly, for U.S. federal income tax purposes, each fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, for up to eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in U.S. federal income tax liability to the fund and are not expected to be distributed as such to shareholders.

At the time of an investor's purchase of fund shares, a portion of the purchase price may be attributable to realized or unrealized appreciation in the fund's portfolio or undistributed taxable income of the fund. Consequently, subsequent distributions by the fund with respect to these shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares and the distributions economically represent a return of a portion of the investment.

Redemptions and exchanges generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. In general, if fund shares are sold, the shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder's adjusted basis in the shares.

Such gain or loss generally will be treated as long-term capital gain or loss if the shares were held for more than one year and otherwise generally will be treated as short-term capital gain or loss. Any loss recognized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

Under Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer's treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Dividends received by the fund from U.S. corporations in respect of any share of stock with a tax holding period of at least 46 days (91 days in the case of certain preferred stock) extending before and after each dividend held in an unleveraged position and distributed and designated by the fund (except for capital gain dividends received from a regulated investment company) may be eligible for the 70% dividends-received deduction generally available to corporations under the Code. Any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for U.S. federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares and, to the extent such basis would be reduced below zero, current recognition of income may be required. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their fund shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their fund shares, and, if they borrow to acquire or otherwise incur debt attributable to fund shares, they may be denied a portion of the dividends-received deduction. The entire dividend, including the otherwise deductible amount, will be included in determining the excess, if any, of a corporation's adjusted current earnings over its alternative minimum taxable income, which may increase a corporation's alternative minimum tax liability.

Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Code, generally are not subject to U.S. federal income tax on fund dividends or distributions or on sales or exchanges of fund shares unless the acquisition of the fund shares was debt-financed. However, in the case of fund shares held through a non-qualified deferred compensation plan, fund dividends and distributions received by the plan and sales and exchanges of fund shares by the plan generally are taxable to the employer sponsoring such plan in accordance with the U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose retirement plan invests in a fund, whether such plan is qualified or not, generally is not taxed on fund dividends or distributions received by the plan or on sales or exchanges of fund shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan account generally are taxable as ordinary income and different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Federal law requires that each fund withhold (as "backup withholding") 28% of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions and exchanges or repurchases of fund shares, paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, shareholders, other than certain exempt entities, must certify on their Account Applications, or on separate IRS Forms W-9, that the Social Security Number or other Taxpayer Identification Number they provide is their correct number and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The fund may nevertheless be required to backup withhold if it receives notice from the IRS or a broker that the number provided is incorrect or backup withholding is applicable as a result of previous underreporting of interest or dividend income.

If, as anticipated, each fund qualifies as a regulated investment company under the Code, it will not be required to pay any Massachusetts income, corporate excise or franchise taxes.

The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax and hold their shares as capital assets. Except as otherwise provided, this description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, or tax-exempt or tax-deferred plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including a non-resident alien U.S. withholding tax at the rate of 30% or at a lower treaty rate on amounts treated as ordinary dividends from the fund (other than certain dividends derived from short-term capital gains and qualified interest income of the fund for taxable years of the fund commencing after December 31, 2004) and, unless an effective IRS Form W-8BEN, or other authorized withholding certificate is on file, to backup withholding at the rate of 28% on certain other payments from the fund. Shareholders should consult their own tax advisers on these matters and on state, local, foreign and other applicable tax laws.

17.  INVESTMENT RESULTS

See "Annual Fee, Expense and Other Information" for performance information for each class of fund shares as of the most recently completed fiscal year.

18.  FINANCIAL STATEMENTS


  Each fund's unaudited financial statements and financial highlights for the six-month period ended January 31, 2005, appearing in the fund's semi-annual report, as filed with the SEC on April 8, 2005 (Accession No.
0001003715-05-000133), are incorporated by reference into this statement of additional information.

Pioneer Ibbotson Moderate Allocation Fund
Statement of Assets and Liabilities
July 12, 2004 (Date of Capitalization)


ASSETS:
 Cash                                                                                      $    45,000
                                                                                           -----------
  Total assets                                                                             $    45,000
                                                                                           -----------

LIABILITIES:                                                                               $         -
                                                                                           -----------

NET ASSETS:
  Total net assets (consisting of paid-in capital for 4,500 shares outstanding)            $    45,000
                                                                                           ===========


NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized with no par value)
 Class A (based on $15,000/1,500 shares)                                                   $     10.00
                                                                                           ===========
 Class B (based on $15,000/1,500 shares)                                                   $     10.00
                                                                                           ===========
 Class C (based on $15,000/1,500 shares)                                                   $     10.00
                                                                                           ===========

MAXIMUM OFFERING PRICE
 Class A ($10.00/94.25%)                                                                   $     10.61
                                                                                           ===========

The accompanying notes are an integral part of this Statement of Assets and Liabilities.

Pioneer Ibbotson Growth Allocation Fund
Statement of Assets and Liabilities
July 12, 2004 (Date of Capitalization)


ASSETS:
 Cash                                                                                      $    45,000
                                                                                           -----------
  Total assets                                                                             $    45,000
                                                                                           -----------

LIABILITIES:                                                                               $         -
                                                                                           -----------

NET ASSETS:
  Total net assets (consisting of paid-in capital for 4,500 shares outstanding)            $    45,000
                                                                                           ===========

NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized with no par value)
 Class A (based on $15,000/1,500 shares)                                                   $     10.00
                                                                                           ===========
 Class B (based on $15,000/1,500 shares)                                                   $     10.00
                                                                                           ===========
 Class C (based on $15,000/1,500 shares)                                                   $     10.00
                                                                                           ===========

MAXIMUM OFFERING PRICE
 Class A ($10.00/94.25%)                                                                   $     10.61
                                                                                           ===========

The accompanying notes are an integral part of this Statement of Assets and Liabilities.

Pioneer Ibbotson Aggressive Allocation Fund
Statement of Assets and Liabilities
July 12, 2004 (Date of Capitalization)


ASSETS:
 Cash                                                                                      $    45,000
                                                                                           -----------
  Total assets                                                                             $    45,000
                                                                                           -----------

LIABILITIES:                                                                               $         -
                                                                                           -----------

NET ASSETS:
  Total net assets (consisting of paid-in capital for 4,500 shares outstanding)            $    45,000
                                                                                           ===========

NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized with no par value)
 Class A (based on $15,000/1,500 shares)                                                   $     10.00
                                                                                           ===========
 Class B (based on $15,000/1,500 shares)                                                   $     10.00
                                                                                           ===========
 Class C (based on $15,000/1,500 shares)                                                   $     10.00
                                                                                           ===========

MAXIMUM OFFERING PRICE
 Class A ($10.00/94.25%)                                                                   $     10.61
                                                                                           ===========

The accompanying notes are an integral part of this Statement of Assets and Liabilities.

Pioneer Ibbotson Allocation Series
Notes to Statement of Assets and Liabilities
July 12, 2004 (Date of Capitalization)


1.   Organization
Pioneer Ibbotson Asset Allocation Series (the "Trust") was organized as a Delaware statutory trust on April 22, 2004 and was registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Trust consists of three separate non-diversified funds, each issuing three classes of shares (collectively, the "Funds", individually, the "Fund"), as follows:

Pioneer Ibbotson Aggressive Allocation Fund (Aggressive Fund)
Pioneer Ibbotson Growth Allocation Fund (Growth Fund)
Pioneer Ibbotson Moderate Allocation Fund (Moderate Fund)

The investment objective of the Aggressive Fund is to seek long-term capital growth. Both the Growth Fund and the Moderate Fund seek a balance between a long-term capital growth and current income.

Each Fund is a "fund of funds," which means that it seeks to achieve its investment objective by investing in other mutual funds ("underlying funds"), including other Pioneer Funds, rather than direct investment in securities. The Funds indirectly pay a portion of the expenses incurred by the underlying funds. Consequently, an investment in the Funds entails more direct and indirect expenses than would a direct investment in the underlying funds.

All initial fund shares outstanding at July 12, 2004, are owned by Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Funds and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano). Pioneer Investment Management, Inc. (PIM) has agreed to pay all organizational costs of the Funds.

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

2.   Fund Shares
The Board of Trustees has authorized the issuance of three classes of shares, designated as Class A, Class B and Class C. Class A, Class B and Class C shares will be offered for sale to the public on or about August 9, 2004. Shares of each class of a Fund represent an interest in the same portfolio of investments of that Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B and Class C shareowners have exclusive voting rights with respect to distribution plans for each class (See Note 5).

The Funds will record sales and repurchases of Fund shares as of trade date.

3.   Management Agreement
PIM, a wholly owned indirect subsidiary of UniCredito Italiano, is the Funds' investment adviser, and will manage the Funds' portfolios. Management fees will be calculated daily at the following annual rates:

                         Management Fee as a Percentage
                             of each Fund's Average
                                Daily Net Assets

             Fund
--------------------------------- ----------------------------------------------------
         Aggressive Fund               0.13% on investments in underlying funds
                                            managed by Pioneer and cash and
                                          0.17% on other investments for net
                                              assets up to $2.5 billion;
                                       0.11% on investments in underlying funds
                                              managed by Pioneer and cash
                                        and 0.14% on other investments for net
                                            assets over $2.5 billion and up
                                        to $4 billion; 0.10% on investments in
                                              underlying funds managed by
                                          Pioneer and cash and 0.12% on other
                                            investments on net assets over
                                      $4 billion and up to $5.5 billion; 0.08% on
                                               investments in underlying
                                      funds managed by Pioneer and cash and 0.10%
                                              on other investments on net
                                         assets over $5.5 billion and up to $7
                                           billion; and 0.08% on investments
                                      in underlying funds managed by Pioneer and
                                                cash and 0.09% on other
                                      investments for net assets over $7 billion
--------------------------------- ----------------------------------------------------
           Growth Fund                 0.13% on investments in underlying funds
                                            managed by Pioneer and cash and
                                          0.17% on other investments for net
                                              assets up to $2.5 billion;
                                       0.11% on investments in underlying funds
                                              managed by Pioneer and cash
                                        and 0.14% on other investments for net
                                            assets over $2.5 billion and up
                                        to $4 billion; 0.10% on investments in
                                              underlying funds managed by
                                          Pioneer and cash and 0.12% on other
                                            investments on net assets over
                                      $4 billion and up to $5.5 billion; 0.08% on
                                               investments in underlying
                                      funds managed by Pioneer and cash and 0.10%
                                              on other investments on net
                                         assets over $5.5 billion and up to $7
                                           billion; and 0.08% on investments
                                      in underlying funds managed by Pioneer and
                                                cash and 0.09% on other
                                      investments for net assets over $7 billion
--------------------------------- ----------------------------------------------------
          Moderate Fund                0.13% on investments in underlying funds
                                            managed by Pioneer and cash and
                                          0.17% on other investments for net

--------------------------------- ----------------------------------------------------
                                              assets up to $2.5 billion;
                                       0.11% on investments in underlying funds
                                              managed by Pioneer and cash
                                        and 0.14% on other investments for net
                                            assets over $2.5 billion and up
                                        to $4 billion; 0.10% on investments in
                                              underlying funds managed by
                                          Pioneer and cash and 0.12% on other
                                            investments on net assets over
                                      $4 billion and up to $5.5 billion; 0.08% on
                                               investments in underlying
                                      funds managed by Pioneer and cash and 0.10%
                                              on other investments on net
                                         assets over $5.5 billion and up to $7
                                           billion; and 0.08% on investments
                                      in underlying funds managed by Pioneer and
                                                cash and 0.09% on other
                                      investments for net assets over $7 billion
--------------------------------- ----------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, will be paid by the Funds.

Through the period ending August 31, 2005, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Funds to the extent necessary to limit the Funds' Class A expenses to the following annual expense limitations:

                                       Expense Limitation as a
                                      Percentage of each Fund's
                                        Class A Average Daily
                  Fund                       Net Assets
                  ----                       ----------
                  Aggressive Fund               0.93%
                  Growth Fund                   0.93%
                  Moderate Fund                 0.90%

The portion of the Funds' expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares. PIM may subsequently recover reimbursed expenses (within three years of being incurred) from the Funds if the expense ratio of the Class A shares would otherwise be less than the expense limitation of the Class A shares. Furthermore, the amount of such reimbursement will not cause the Funds' Class A expenses to exceed the expense limitation of the Class A shares. PIM shall also be entitled to reimbursement of the amount of expenses that it waived or reimbursed with regard to any other authorized class of shares if the expense ratio of such other class is less than the expense ratio for that class in effect at the time the expense was incurred. Each class will reimburse PIM no more than the amount by which that class' expenses were previously reduced by PIM.

4.   Transfer Agent
Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano, will provide substantially all transfer agent and shareowner services to the Funds at negotiated rates.

5.   Distribution and Service Plans
The Funds have adopted Plans of Distribution with respect to Class A, Class B and Class C shares (Class A Plan, Class B Plan and Class C Plan, respectively) in accordance with Rule 12b-1 of the 1940 Act. Pursuant to the Class A Plan, the Funds will pay PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Funds will pay PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase will be subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%.

             Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareowner
of Pioneer Ibbotson Asset Allocation Series:

We have audited the accompanying statements of assets and liabilities (the "financial statements") of Pioneer Ibbotson Asset Allocation Series (the "Trust") (consisting of the Pioneer Ibbotson Aggressive Allocation Fund, Pioneer Ibbotson Growth Allocation Fund and the Pioneer Ibbotson Moderate Allocation Fund (the "Series")) as of July 12, 2004 (date of capitalization). These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the above mentioned Series of the Pioneer Ibbotson Asset Allocation Series at July 12, 2004 (date of capitalization), in conformity with U.S. generally accepted accounting principles.


                                                     /s/ ERNST & YOUNG LLP

August 4, 2004
Boston, Massachusetts

19.  ANNUAL FEE, EXPENSE AND OTHER INFORMATION

Portfolio Turnover

Not applicable(1).

Share Ownership


As of August 31, 2005, the Trustees and officers of the trust owned beneficially in the aggregate less than 1% of the outstanding shares of the fund. The following is a list of the holders of 5% or more of any class of the fund's outstanding shares as of August 31, 2005:


Conservative Allocation Fund


----------------------------------------------------------------------------------------------------------------------
Record Holder                                           Share Class         Number of Shares          % of Class
----------------------------------------------------------------------------------------------------------------------
PIM Rollover IRA Cust. For Ronald C. Johnson            Class A             45,847.096                34.01%
2810 Kimwood
Charleston, IL 61920-4313
----------------------------------------------------------------------------------------------------------------------
Pioneer Funds Distributor, Inc.                         Class A             10,000.000                 7.41%
60 State Street
Boston, MA 02109-1800
----------------------------------------------------------------------------------------------------------------------
PIM USA 401(k) TTEE for Irene Dubis
Mefford RN CCM                                          Class A             10,919.902                 8.10%
Irene Dubis Mefford
144 Via Baja
Ventura, CA 93003-1233
----------------------------------------------------------------------------------------------------------------------
PIM 403(B) Cust. for Joyce A. Story                     Class A             9,877.739                  7.32%
418 East Sagebrush Street
Litchfield Park, AZ 85340-4809
----------------------------------------------------------------------------------------------------------------------
Pioneer Funds Distributor, Inc.                         Class B             10,000.000                25.06%
60 State Street
Boston, MA 02109-1800
----------------------------------------------------------------------------------------------------------------------
PIM Rollover IRA Cust. for Robert Jackson               Class B             3,318.605                  8.31%
1345 Westchester Drive
Herculaneum, MO 63048-1525
----------------------------------------------------------------------------------------------------------------------
J.J.B. Hilliard W. L. Lyons Inc.                        Class B             2,044.358                  5.12%
Kenneth P. Lehmann IRA
501 South 4th Street
Louisville, KY 40202-2520
----------------------------------------------------------------------------------------------------------------------
Pershing LLC                                            Class B             7,956.089                 19.93%
P.O. Box 2052
Jersey City, NJ 07303-2052
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Pershing LLC                                            Class B             2,929.688                  7.34%
P.O. Box 2052
Jersey City, NJ 07303-2052
----------------------------------------------------------------------------------------------------------------------
MLPF&S for the Sole Benefit of its Customers            Class C             38,846.222                50.19%
Mutual Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
Pioneer Funds Distributor, Inc.                         Class C             10,000.000                12.92%
60 State Street
Boston, MA 02109-1800
----------------------------------------------------------------------------------------------------------------------
Audrey R. Sullivan                                      Class C             4,365.079                  5.63%
35 Winter Street
Northborough, MA 01532-1411
----------------------------------------------------------------------------------------------------------------------
PIM IRA Cust. for Lorraine M. Boucher                   Class C
22 Middlesex Avenue
Worcester, MA 01604-1932
----------------------------------------------------------------------------------------------------------------------
Clarissa McDonald & Evan Adelman &
Gary Adelman JTWROS                                     Class C             7,726.131                  9.90%
1951 106th Street
Otsego, MI 49078-9760
----------------------------------------------------------------------------------------------------------------------
Sharon L. Hazel & Brent L. McDonald
JTWROS                                                  Class C             7,759.572                 10.02%
9808 East CD Avenue
Richland, MI 49083-9501
----------------------------------------------------------------------------------------------------------------------


Moderate Allocation Fund


----------------------------------------------------------------------------------------------------------------------
Record Holder                                           Share Class         Number of Shares          % of Class
----------------------------------------------------------------------------------------------------------------------
MLPF&S for the Sole Benefit of its Customers            Class A              473,457.900              14.58%
Mutual Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
MLPF&S for the Sole Benefit of its Customers            Class B               80,715.800               7.96%
Mutual Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
MLPF&S for the Sole Benefit of its Customers            Class C              417,542.450              27.48%
Mutual Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484
----------------------------------------------------------------------------------------------------------------------

Growth Allocation Fund


----------------------------------------------------------------------------------------------------------------------
Record Holder                                           Share Class         Number of Shares          % of Class
----------------------------------------------------------------------------------------------------------------------
MLPF&S for the Sole Benefit of its Customers            Class A             162,693.866                5.39%
Mutual Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
MLPF&S for the Sole Benefit of its Customers            Class C             398,152.174               27.20%
Mutual Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484
----------------------------------------------------------------------------------------------------------------------


Aggressive Allocation Fund


----------------------------------------------------------------------------------------------------------------------
Record Holder                                           Share Class         Number of Shares          % of Class
----------------------------------------------------------------------------------------------------------------------
MLPF&S for the Sole Benefit of its Customers            Class A             105,088.970                5.47%
Mutual Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
MLPF&S for the Sole Benefit of its Customers            Class B              84,740.838               14.67%
Mutual Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484
----------------------------------------------------------------------------------------------------------------------
MLPF&S for the Sole Benefit of its Customers            Class C             184,499.101               26.82%
Mutual Fund Administration
4800 Deer Lake Drive East, 2nd Floor
Jacksonville, FL 32246-6484
----------------------------------------------------------------------------------------------------------------------

Trustee Ownership of Shares of the Fund and Other Pioneer Funds

The following table indicates the value of shares that each Trustee beneficially owned in the trust and Pioneer Funds in the aggregate as of December 31, 2004. Beneficial ownership is determined in accordance with SEC rules. The share value of any closed-end fund is based on its closing market price on December 31, 2004. The share value of any open-end Pioneer Fund is based on the net asset value of the class of shares on December 31, 2004. The dollar ranges in this table are in accordance with SEC requirements.


------------------------------------------------------------------------------------------------------------
                                                                 Aggregate Dollar Range of Equity
                                     Dollar Range of Equity      Securities in All Registered Investment
Name of Trustee                      Securities in the Trust     Companies in the Pioneer Family of Funds
------------------------------------------------------------------------------------------------------------
Interested Trustees
------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr.                                         None                               Over $100,000
------------------------------------------------------------------------------------------------------------
Osbert M. Hood                                             None                               Over $100,000
------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------
David R. Bock+                                              N/A                                         N/A
------------------------------------------------------------------------------------------------------------
Mary K. Bush                                               None                             $10,001-$50,000
------------------------------------------------------------------------------------------------------------
Richard H. Egdahl, M.D.++                                  None                            $50,001-$100,000
------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham                                       None                             $10,001-$50,000
------------------------------------------------------------------------------------------------------------
Marguerite A. Piret                                        None                               Over $100,000
------------------------------------------------------------------------------------------------------------
Stephen K. West                                            None                               Over $100,000
------------------------------------------------------------------------------------------------------------


+    Mr. Bock became a Trustee of the fund on January 1, 2005.
++   Dr. Egdahl retired as Trustee of the fund on December 31, 2004.

Compensation of Officers and Trustees

The following table sets forth certain information with respect to the compensation of certain Trustee of the fund.

------------------------------------------------------------------------------------------------------------
                                                         Pension or
                                   Aggregate             Retirement Benefits    Total Compensation from
                                   Compensation from     Accrued as Part of     the Fund and Other Pioneer
Name of Trustee                    Trust**               Fund Expenses          Funds***
------------------------------------------------------------------------------------------------------------
Interested Trustees:
------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr.*                               $0.00                  $0.00                   $23,100.00
------------------------------------------------------------------------------------------------------------
Osbert M. Hood*                                    0.00                   0.00                    23,100.00
------------------------------------------------------------------------------------------------------------
Independent Trustees:
------------------------------------------------------------------------------------------------------------
David R. Bock+                                 1,500.00                    N/A                          N/A
------------------------------------------------------------------------------------------------------------
Mary K. Bush                                   2,259.66                   0.00                   116,500.00
------------------------------------------------------------------------------------------------------------
Richard H. Egdahl, M.D.++                        759.66                   0.00                   112,250.00
------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham                           2,259.66                   0.00                   122,875.00
------------------------------------------------------------------------------------------------------------
Marguerite A. Piret                            2,263.53                   0.00                   130,000.00
------------------------------------------------------------------------------------------------------------
Stephen K. West                                2,259.66                   0.00                   105,875.00
------------------------------------------------------------------------------------------------------------
John Winthrop                                  2,259.66                   0.00                   113,050.00
                                               --------                   ----                   ----------
------------------------------------------------------------------------------------------------------------
Total                                        $13,561.83                  $0.00                  $746,750.00
------------------------------------------------------------------------------------------------------------

     * Under the management contract, Pioneer reimburses the trust for any Interested Trustees fees paid by the fund.
     **  Estimated for the fiscal year ending July 31, 2005

     *** For the calendar year ended December 31, 2004. There are 88 U.S.
         registered investment portfolios in the Pioneer Family of Funds.

     +   Mr. Bock became a Trustee of the fund on January 1, 2005.
     ++  Dr. Egdahl retired as Trustee of the fund on December 31, 2004.

Approximate Management Fees the Trust Paid or Owed Pioneer
Not applicable(1).

Fees the Trust Paid to Pioneer under the Administration Agreement
Not applicable(1).

Approximate Brokerage and Underwriting Commissions (Portfolio Transactions) Not applicable(1).

Capital Loss Carryforwards
Not applicable(1).

Average Annual Total Returns
Not applicable(1).

(1)As of the date of this statement of additional information, the trust had completed its first fiscal year but had not yet issued audited financial statements.

20. APPENDIX A - DESCRIPTION OF SHORT-TERM DEBT, CORPORATE BOND AND PREFERRED STOCK RATINGS

Moody's Investors Service, Inc. ("Moody's") Prime Rating System

Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.

     o    High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

Moody's Debt Ratings

Aaa: Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A: Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds and preferred stock which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds and preferred stock which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's assigns ratings to individual debt securities issued from medium-term note (MTN) programs, in addition to indicating ratings to MTN programs themselves. Notes issued under MTN programs with such indicated ratings are rated at issuance at the rating applicable to all pari passu notes issued under the same program, at the program's relevant indicated rating, provided such notes do not exhibit any of the characteristics listed below. For notes with any of the following characteristics, the rating of the individual note may differ from the indicated rating of the program:

1) Notes containing features which link the cash flow and/or market value to the credit performance of any third party or parties.
2) Notes allowing for negative coupons, or negative principal.
3) Notes containing any provision which could obligate the investor to make any additional payments.

Market participants must determine whether any particular note is rated, and if so, at what rating level.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Standard & Poor's Short-Term Issue Credit Ratings

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Standard & Poor's Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on the following considerations:

     o Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
     o    Nature of and provisions of the obligation;
     o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.

N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

Local Currency and Foreign Currency Risks

Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The ratings indicated herein are believed to be the most recent ratings available at the date of this statement of additional information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the fund's fiscal year-end.

21.  APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES

                     Proxy Voting Policies and Procedures of
                       Pioneer Investment Management, Inc.

                            VERSION DATED July, 2004

                                    Overview

Pioneer Investment Management, Inc. ("Pioneer") is a fiduciary that owes each of its client's duties of care and loyalty with respect to all services undertaken on the client's behalf, including proxy voting. When Pioneer has been delegated proxy-voting authority for a client, the duty of care requires Pioneer to monitor corporate events and to vote the proxies. To satisfy its duty of loyalty, Pioneer must place its client's interests ahead of its own and must cast proxy votes in a manner consistent with the best interest of its clients. Pioneer will vote all proxies presented in a timely manner.

The Proxy Voting Policies and Procedures are designed to complement Pioneer's investment policies and procedures regarding its general responsibility to monitor the performance and/or corporate events of companies that are issuers of securities held in accounts managed by Pioneer. Pioneer's Proxy Voting Policies summarize Pioneer's position on a number of issues solicited by companies held by Pioneer's clients. The policies are guidelines that provide a general indication on how Pioneer would vote but do not include all potential voting scenarios.

Pioneer's Proxy Voting Procedures detail monitoring of voting, exception votes, and review of conflicts of interest and ensure that case-by-case votes are handled within the context of the overall guidelines (i.e. best interest of client). The overriding goal is that all proxies for US and non-US companies that are received promptly will be voted in accordance with Pioneer's policies or specific client instructions. All shares in a company held by Pioneer-managed accounts will be voted alike, unless a client has given us specific voting instructions on an issue or has not delegated authority to us or the Proxy Voting Oversight Group determines that the circumstances justify a different approach.

Pioneer does not delegate the authority to vote proxies relating to its clients to any of its affiliates, which include other subsidiaries of UniCredito.

Any questions about these policies and procedures should be directed to the Proxy Coordinator.


                             Proxy Voting Procedures

Proxy Voting Service
Pioneer has engaged an independent proxy voting service to assist in the voting of proxies. The proxy voting service works with custodians to ensure that all proxy materials are received by the custodians and are processed in a timely fashion. To the extent applicable, the proxy voting service votes all proxies in accordance with the proxy voting policies established by Pioneer. The proxy voting service will refer proxy questions to the Proxy Coordinator (described below) for instructions under circumstances where: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or
(3) the guidelines call for specific instructions on a case-by-case basis. The proxy voting service is also requested to call to the Proxy Coordinator's attention specific proxy questions that, while governed by a guideline, appear to involve unusual or controversial issues. Pioneer reserves the right to attend a meeting in person and may do so when it determines that the company or the matters to be voted on at the meeting are strategically important to its clients.

Proxy Coordinator
Pioneer's Director of Investment Operations (the "Proxy Coordinator") coordinates the voting, procedures and reporting of proxies on behalf of Pioneer's clients. The Proxy Coordinator will deal directly with the proxy voting service and, in the case of proxy questions referred by the proxy voting service, will solicit voting recommendations and instructions from the Director of Portfolio Management US or, to the extent applicable, investment sub-advisers. The Proxy Coordinator is responsible for ensuring that these questions and referrals are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting service. The Proxy Coordinator is responsible for verifying with the Compliance Department whether Pioneer's voting power is subject to any limitations or guidelines issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).

Referral Items
From time to time, the proxy voting service will refer proxy questions to the Proxy Coordinator that are described by Pioneer's policy as to be voted on a case-by-case basis, that are not covered by Pioneer's guidelines or where Pioneer's guidelines may be unclear with respect to the matter to be voted on. Under such certain circumstances, the Proxy Coordinator will seek a written voting recommendation from the Director of Portfolio Management US. Any such recommendation will include: (i) the manner in which the proxies should be voted; (ii) the rationale underlying any such decision; and (iii) the disclosure of any contacts or communications made between Pioneer and any outside parties concerning the proxy proposal prior to the time that the voting instructions are provided. In addition, the Proxy Coordinator will ask the Compliance Department to review the question for any actual or apparent conflicts of interest as described below under "Conflicts of Interest." The Compliance Department will provide a "Conflicts of Interest Report," applying the criteria set forth below under "Conflicts of Interest," to the Proxy Coordinator summarizing the results of its review. In the absence of a conflict of interest, the Proxy Coordinator will vote in accordance with the recommendation of the Director of Portfolio Management US.

If the matter presents a conflict of interest for Pioneer, then the Proxy Coordinator will refer the matter to the Proxy Voting Oversight Group for a decision. In general, when a conflict of interest is present, Pioneer will vote according to the recommendation of the Director of Portfolio Management US where such recommendation would go against Pioneer's interest or where the conflict is deemed to be immaterial. Pioneer will vote according to the recommendation of its proxy voting service when the conflict is deemed to be material and the Pioneer's internal vote recommendation would favor Pioneer's interest, unless a client specifically requests Pioneer to do otherwise. When making the final determination as to how to vote a proxy, the Proxy Voting Oversight Group will review the report from the Director of Portfolio Management US and the Conflicts of Interest Report issued by the Compliance Department.

Conflicts of Interest
A conflict of interest occurs when Pioneer's interests interfere, or appear to interfere with the interests of Pioneer's clients. Occasionally, Pioneer may have a conflict that can affect how its votes proxies. The conflict may be actual or perceived and may exist when the matter to be voted on concerns:

o An affiliate of Pioneer, such as another company belonging to the UniCredito Italiano S.p.A. banking group (a "UniCredito Affiliate");

o An issuer of a security for which Pioneer acts as a sponsor, advisor, manager, custodian, distributor, underwriter, broker, or other similar capacity (including those securities specifically declared by PGAM to present a conflict of interest for Pioneer);

o An issuer of a security for which UniCredito has informed Pioneer that a UniCredito Affiliate acts as a sponsor, advisor, manager, custodian, distributor, underwriter, broker, or other similar capacity; or

o A person with whom Pioneer (or any of its affiliates) has an existing, material contract or business relationship that was not entered into in the ordinary course of Pioneer's business.

o Pioneer will abstain from voting with respect to companies directly or indirectly owned by UniCredito Italiano Group, unless otherwise directed by a client. In addition, Pioneer will inform PGAM Global Compliance and the PGAM Independent Directors before exercising such rights.

Any associate involved in the proxy voting process with knowledge of any apparent or actual conflict of interest must disclose such conflict to the Proxy Coordinator and the Compliance Department. The Compliance Department will review each item referred to Pioneer to determine whether an actual or potential conflict of interest with Pioneer exists in connection with the proposal(s) to be voted upon. The review will be conducted by comparing the apparent parties affected by the proxy proposal being voted upon against the Compliance Department's internal list of interested persons and, for any matches found, evaluating the anticipated magnitude and possible probability of any conflict of interest being present. For each referral item, the determination regarding the presence or absence of any actual or potential conflict of interest will be documented in a Conflicts of Interest Report to the Proxy Coordinator.

Securities Lending
In conjunction with industry standards Proxies are not available to be voted when the shares are out on loan through either Pioneer's lending program or a client's managed security lending program. However, Pioneer will reserve the right to recall lent securities so that they may be voted according to the Pioneer's instructions. If a portfolio manager would like to vote a block of previously lent shares, the Proxy Coordinator will work with the portfolio manager and Investment Operations to recall the security, to the extent possible, to facilitate the vote on the entire block of shares.

Share-Blocking
"Share-blocking" is a market practice whereby shares are sent to a custodian (which may be different than the account custodian) for record keeping and voting at the general meeting. The shares are unavailable for sale or delivery until the end of the blocking period (typically the day after general meeting date).

Pioneer will vote in those countries with "share-blocking." In the event a manager would like to sell a security with "share-blocking", the Proxy Coordinator will work with the Portfolio Manager and Investment Operations Department to recall the shares (as allowable within the market time-frame and practices) and/or communicate with executing brokerage firm. A list of countries with "share-blocking" is available from the Investment Operations Department upon request.

Record Keeping
The Proxy Coordinator shall ensure that Pioneer's proxy voting service:

o Retains a copy of the proxy statement received (unless the proxy statement is available from the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system);

o    Retains a record of the vote cast;

o Prepares Form N-PX for filing on behalf of each client that is a registered investment company; and

o Is able to promptly provide Pioneer with a copy of the voting record upon its request.

The Proxy Coordinator shall ensure that for those votes that may require additional documentation (i.e. conflicts of interest, exception votes and case-by-case votes) the following records are maintained:

o    A record memorializing the basis for each referral vote cast;

o A copy of any document created by Pioneer that was material in making the decision on how to vote the subject proxy; and

o A copy of any conflict notice, conflict consent or any other written communication (including emails or other electronic communications) to or from the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries) regarding the subject proxy vote cast by, or the vote recommendation of, Pioneer.

o Pioneer shall maintain the above records in the client's file for a period not less than ten (10) years.

Disclosure
Pioneer shall take reasonable measures to inform its clients of the process or procedures clients must follow to obtain information regarding how Pioneer voted with respect to assets held in their accounts. In addition, Pioneer shall describe to clients its proxy voting policies and procedures and will furnish a copy of its proxy voting policies and procedures upon request. This information may be provided to clients through Pioneer's Form ADV (Part II) disclosure, by separate notice to the client, or through Pioneer's website.

Proxy Voting Oversight Group
The members of the Proxy Voting Oversight Group are Pioneer's: Director of Portfolio Management US, Head of Investment Operations, and Director of Compliance. Other members of Pioneer will be invited to attend meetings and otherwise participate as necessary. The Head of Investment Operations will chair the Proxy Voting Oversight Group.

The Proxy Voting Oversight Group is responsible for developing, evaluating, and changing (when necessary) Pioneer's Proxy Voting Policies and Procedures. The group meets at least annually to evaluate and review these policies and procedures and the services of its third-party proxy voting service. In addition, the Proxy Voting Oversight Group will meet as necessary to vote on referral items and address other business as necessary.

Amendments
Pioneer may not amend its Proxy Voting Policies And Procedures without the prior approval of the Proxy Voting Oversight Group and its corporate parent, Pioneer Global Asset Management S.p.A

Proxy Voting Policies
Pioneer's sole concern in voting proxies is the economic effect of the proposal on the value of portfolio holdings, considering both the short- and long-term impact. In many instances, Pioneer believes that supporting the company's strategy and voting "for" management's proposals builds portfolio value. In other cases, however, proposals set forth by management may have a negative effect on that value, while some shareholder proposals may hold the best prospects for enhancing it. Pioneer monitors developments in the proxy-voting arena and will revise this policy as needed.

All proxies that are received promptly will be voted in accordance with the specific policies listed below. All shares in a company held by Pioneer-managed accounts will be voted alike, unless a client has given us specific voting instructions on an issue or has not delegated authority to us. Proxy voting issues will be reviewed by Pioneer's Proxy Voting Oversight Group, which consists of the Director of Portfolio Management US, the Director of Investment Operations (the Proxy Coordinator), and the Director of Compliance.

Pioneer has established Proxy Voting Procedures for identifying and reviewing conflicts of interest that may arise in the voting of proxies.

Clients may request, at any time, a report on proxy votes for securities held in their portfolios and Pioneer is happy to discuss our proxy votes with company management. Pioneer retains a proxy voting service to provide research on proxy issues and to process proxy votes.

Administrative
While administrative items appear infrequently in U.S. issuer proxies, they are quite common in non-U.S. proxies.

We will generally support these and similar management proposals:

o    Corporate name change.

o    A change of corporate headquarters.

o    Stock exchange listing.

o    Establishment of time and place of annual meeting.

o    Adjournment or postponement of annual meeting.

o    Acceptance/approval of financial statements.

o Approval of dividend payments, dividend reinvestment plans and other dividend-related proposals.

o    Approval of minutes and other formalities.

o    Authorization of the transferring of reserves and allocation of income.

o    Amendments to authorized signatories.

o    Approval of accounting method changes or change in fiscal year-end.

o    Acceptance of labor agreements.

o    Appointment of internal auditors.

Pioneer will vote on a case-by-case basis on other routine business; however, Pioneer will oppose any routine business proposal if insufficient information is presented in advance to allow Pioneer to judge the merit of the proposal. Pioneer has also instructed its proxy voting service to inform Pioneer of its analysis of any administrative items inconsistent, in its view, with supporting the value of Pioneer portfolio holdings so that Pioneer may consider and vote on those items on a case-by-case basis.

Auditors
We normally vote for proposals to:

o Ratify the auditors. We will consider a vote against if we are concerned about the auditors' independence or their past work for the company. Specifically, we will oppose the ratification of auditors and withhold votes from audit committee members if non-audit fees paid by the company to the auditing firm exceed the sum of audit fees plus audit-related fees plus permissible tax fees according to the disclosure categories proposed by the Securities and Exchange Commission.

o    Restore shareholder rights to ratify the auditors.

We will normally oppose proposals that require companies to:

o    Seek bids from other auditors.

o Rotate auditing firms, except where the rotation is statutorily required or where rotation would demonstrably strengthen financial disclosure.

o    Indemnify auditors.

o    Prohibit auditors from engaging in non-audit services for the company.

Board of Directors
On issues related to the board of directors, Pioneer normally supports management. We will, however, consider a vote against management in instances where corporate performance has been very poor or where the board appears to lack independence.

General Board Issues
Pioneer will vote for:

o Audit, compensation and nominating committees composed of independent directors exclusively.

o Indemnification for directors for actions taken in good faith in accordance with the business judgment rule. We will vote against proposals for broader indemnification.

o Changes in board size that appear to have a legitimate business purpose and are not primarily for anti-takeover reasons.

o    Election of an honorary director.

We will vote against:

o    Minimum stock ownership by directors.

o Term limits for directors. Companies benefit from experienced directors, and shareholder control is better achieved through annual votes.

o    Requirements for union or special interest representation on the board.

o    Requirements to provide two candidates for each board seat.

We will vote on a case-by case basis on these issues:

o Separate chairman and CEO positions. We will consider voting with shareholders on these issues in cases of poor corporate performance.

Elections of Directors
In uncontested elections of directors we will vote against:

o Individual directors with absenteeism above 25% without valid reason. We support proposals that require disclosure of director attendance.

o Insider directors and affiliated outsiders who sit on the audit, compensation, stock option or nominating committees. For the purposes of our policy, we accept the definition of affiliated directors provided by our proxy voting service.

We will also vote against:

o Directors who have failed to act on a takeover offer where the majority of shareholders have tendered their shares.

o Directors who appear to lack independence or are associated with very poor corporate performance.

We will vote on a case-by case basis on these issues:

o Re-election of directors who have implemented or renewed a dead-hand or modified dead-hand poison pill (a "dead-hand poison pill" is a shareholder rights plan that may be altered only by incumbent or "dead " directors. These plans prevent a potential acquirer from disabling a poison pill by obtaining control of the board through a proxy vote).

o    Contested election of directors.

o Prior to phase-in required by SEC, we would consider supporting election of a majority of independent directors in cases of poor performance.

o    Mandatory retirement policies.

o Directors who have ignored a shareholder proposal that has been approved by shareholders for two consecutive years.

Takeover-Related Measures
Pioneer is generally opposed to proposals that may discourage takeover attempts. We believe that the potential for a takeover helps ensure that corporate performance remains high.

Pioneer will vote for:

o    Cumulative voting.

o    Increase ability for shareholders to call special meetings.

o    Increase ability for shareholders to act by written consent.

o    Restrictions on the ability to make greenmail payments.

o    Submitting rights plans to shareholder vote.

o    Rescinding shareholder rights plans ("poison pills").

o    Opting out of the following state takeover statutes:

o Control share acquisition statutes, which deny large holders voting rights on holdings over a specified threshold.

o Control share cash-out provisions, which require large holders to acquire shares from other holders.

o Freeze-out provisions, which impose a waiting period on large holders before they can attempt to gain control.

o Stakeholder laws, which permit directors to consider interests of non-shareholder constituencies.

o Disgorgement provisions, which require acquirers to disgorge profits on purchases made before gaining control.

o    Fair price provisions.

o    Authorization of shareholder rights plans.

o    Labor protection provisions.

o    Mandatory classified boards.

We will vote on a case-by-case basis on the following issues:

o Fair price provisions. We will vote against provisions requiring supermajority votes to approve takeovers. We will also consider voting against proposals that require a supermajority vote to repeal or amend the provision. Finally, we will consider the mechanism used to determine the fair price; we are generally opposed to complicated formulas or requirements to pay a premium.

o Opting out of state takeover statutes regarding fair price provisions. We will use the criteria used for fair price provisions in general to determine our vote on this issue.

o    Proposals that allow shareholders to nominate directors.

We will vote against:

o    Classified boards, except in the case of closed-end mutual funds.

o Limiting shareholder ability to remove or appoint directors. We will support proposals to restore shareholder authority in this area. We will review on a case-by-case basis proposals that authorize the board to make interim appointments.

o    Classes of shares with unequal voting rights.

o    Supermajority vote requirements.

o Severance packages ("golden" and "tin" parachutes). We will support proposals to put these packages to shareholder vote.

o Reimbursement of dissident proxy solicitation expenses. While we ordinarily support measures that encourage takeover bids, we believe that management should have full control over corporate funds.

o    Extension of advance notice requirements for shareholder proposals.

o Granting board authority normally retained by shareholders (e.g., amend charter, set board size).

o Shareholder rights plans ("poison pills"). These plans generally allow shareholders to buy additional shares at a below-market price in the event of a change in control and may deter some bids.

Capital Structure

Managements need considerable flexibility in determining the company's financial structure, and Pioneer normally supports managements' proposals in this area. We will, however, reject proposals that impose high barriers to potential takeovers.

Pioneer will vote for:

o    Changes in par value.

o    Reverse splits, if accompanied by a reduction in number of shares.

o Share repurchase programs, if all shareholders may participate on equal terms.

o    Bond issuance.

o    Increases in "ordinary" preferred stock.

o Proposals to have blank-check common stock placements (other than shares issued in the normal course of business) submitted for shareholder approval.

o    Cancellation of company treasury shares.

We will vote on a case-by-case basis on the following issues:

o Reverse splits not accompanied by a reduction in number of shares, considering the risk of delisting.

o Increase in authorized common stock. We will make a determination considering, among other factors:

o    Number of shares currently available for issuance;

o Size of requested increase (we would normally approve increases of up to 100% of current authorization);

o    Proposed use of the additional shares; and

o Potential consequences of a failure to increase the number of shares outstanding (e.g., delisting or bankruptcy).

o Blank-check preferred. We will normally oppose issuance of a new class of blank-check preferred, but may approve an increase in a class already outstanding if the company has demonstrated that it uses this flexibility appropriately.

o    Proposals to submit private placements to shareholder vote.

o    Other financing plans.

We will vote against preemptive rights that we believe limit a company's financing flexibility.

Compensation
Pioneer supports compensation plans that link pay to shareholder returns and believes that management has the best understanding of the level of compensation needed to attract and retain qualified people. At the same time, stock-related compensation plans have a significant economic impact and a direct effect on the balance sheet. Therefore, while we do not want to micromanage a company's compensation programs, we will place limits on the potential dilution these plans may impose.

Pioneer will vote for:

o    401(k) benefit plans.

o Employee stock ownership plans (ESOPs), as long as shares allocated to ESOPs are less than 5% of outstanding shares. Larger blocks of stock in ESOPs can serve as a takeover defense. We will support proposals to submit ESOPs to shareholder vote.

o    Various issues related to the Omnibus Budget and Reconciliation Act of 1993
     (OBRA), including:

     o    Amendments to performance plans to conform with OBRA;

     o    Caps on annual grants or amendments of administrative features;

     o    Adding performance goals; and

     o    Cash or cash-and-stock bonus plans.

o Establish a process to link pay, including stock-option grants, to performance, leaving specifics of implementation to the company.

o    Require that option repricings be submitted to shareholders.

o    Require the expensing of stock-option awards.

o Require reporting of executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits).

o Employee stock purchase plans where the purchase price is equal to at least 85% of the market price, where the offering period is no greater than 27 months and where potential dilution (as defined below) is no greater than 10%.

We will vote on a case-by-case basis on the following issues:

o Executive and director stock-related compensation plans. We will consider the following factors when reviewing these plans:

     o The program must be of a reasonable size. We will approve plans where the combined employee and director plans together would generate less than 15% dilution. We will reject plans with 15% or more potential dilution.

          Dilution = (A + B + C) / (A + B + C + D), where

          A = Shares reserved for plan/amendment,

          B = Shares available under continuing plans,

          C = Shares granted but unexercised and

          D = Shares outstanding.

     o    The plan must not:

          o Explicitly permit unlimited option repricing authority or that have repriced in the past without shareholder approval.

          o Be a self-replenishing "evergreen" plan, plans that grant discount options and tax offset payments.

     o We are generally in favor of proposals that increase participation beyond executives.

     o We generally support proposals asking companies to adopt rigorous vesting provisions for stock option plans such as those that vest incrementally over, at least, a three- or four-year period with a pro rata portion of the shares becoming exercisable on an annual basis following grant date.

     o We generally support proposals asking companies to disclose their window period policies for stock transactions. Window period policies ensure that employees do not exercise options based on insider information contemporaneous with quarterly earnings releases and other material corporate announcements.

     o We generally support proposals asking companies to adopt stock holding periods for their executives.

o    All other employee stock purchase plans.

o All other compensation-related proposals, including deferred compensation plans, employment agreements, loan guarantee programs and retirement plans.

o All other proposals regarding stock compensation plans, including extending the life of a plan, changing vesting restrictions, repricing options, lengthening exercise periods or accelerating distribution of awards and pyramiding and cashless exercise programs.

We will vote against:

o Pensions for non-employee directors. We believe these retirement plans reduce director objectivity.

o    Elimination of stock option plans.

We will vote on a case-by case basis on these issues:

o    Limits on executive and director pay.

o    Stock in lieu of cash compensation for directors.

Corporate Governance

Pioneer will vote for:

o    Confidential Voting.

o Equal access provisions, which allow shareholders to contribute their opinion to proxy materials.

o Proposals requiring directors to disclose their ownership of shares in the company.

We will vote on a case-by-case basis on the following issues:

o Change in the state of incorporation. We will support reincorporations supported by valid business reasons. We will oppose those that appear to be solely for the purpose of strengthening takeover defenses.

o    Bundled proposals. We will evaluate the overall impact of the proposal.

o    Adopting or amending the charter, bylaws or articles of association.

o Shareholder appraisal rights, which allow shareholders to demand judicial review of an acquisition price.

We will vote against:

o Shareholder advisory committees. While management should solicit shareholder input, we prefer to leave the method of doing so to management's discretion.

o    Limitations on stock ownership or voting rights.

o    Reduction in share ownership disclosure guidelines.

Mergers and Restructurings

Pioneer will vote on the following and similar issues on a case-by-case basis:

o    Mergers and acquisitions.

o Corporate restructurings, including spin-offs, liquidations, asset sales, joint ventures, conversions to holding company and conversions to self-managed REIT structure.

o    Debt restructurings.

o    Conversion of securities.

o    Issuance of shares to facilitate a merger.

o    Private placements, warrants, convertible debentures.

o Proposals requiring management to inform shareholders of merger opportunities.

We will normally vote against shareholder proposals requiring that the company be put up for sale.

Mutual Funds
Many of our portfolios may invest in shares of closed-end mutual funds or exchange-traded funds. The non-corporate structure of these investments raises several unique proxy voting issues.

Pioneer will vote for:

o    Establishment of new classes or series of shares.

o    Establishment of a master-feeder structure.

Pioneer will vote on a case-by-case on:

o Changes in investment policy. We will normally support changes that do not affect the investment objective or overall risk level of the fund. We will examine more fundamental changes on a case-by-case basis.

o    Approval of new or amended advisory contracts.

o    Changes from closed-end to open-end format.

o    Authorization for, or increase in, preferred shares.

o    Disposition of assets, termination, liquidation, or mergers.

o Classified boards of closed-end mutual funds, but will typically support such proposals.

Social Issues
Pioneer will abstain on stockholder proposals calling for greater disclosure of corporate activities with regard to social issues. "Social Issues" may generally be described as shareholder proposals for a company to:

o    Conduct studies regarding certain issues of public concern and interest;

o Study the feasibility of the company taking certain actions with regard to such issues; or

o Take specific action, including ceasing certain behavior and adopting company standards and principles, in relation to issues of public concern and interest.

We believe these issues are important and should receive management attention.

Pioneer will vote against proposals calling for substantial changes in the company's business or activities. We will also normally vote against proposals with regard to contributions, believing that management should control the routine disbursement of funds.

                                     PART C

                                OTHER INFORMATION



ITEM 23.  EXHIBITS

       (a)(1) Agreement and Declaration of Trust.(1)
       (a)(2) Certificate of Trust.(1)
       (a)(3) Amended and Restated Declaration of Trust.(2)
       (a)(4) Amendment to Certificate of Trust.(2)
       (a)(5) Amendment to Amended and Restated Agreement and Declaration of
              Trust.(5)
       (b)    By-Laws.(2)
       (c)    None.
       (d)(1) Management Contract.(2)
       (d)(2) Sub-Advisory Agreement between Pioneer Investment Management, Inc.
              and Ibbotson Associates Advisors, LLC ("Ibbotson").(5)
       (d)(3) Amendment to Sub-Advisory Agreement between Pioneer
              Investment Management, Inc. and Ibbotson.(6)
       (e)(1) Underwriting Agreement between the Fund and Pioneer Funds
              Distributor, Inc.(2)
       (e)(2) Dealer Sales Agreement.(7)
       (f)    None.
       (g)    Custodian Agreement between the Fund and Brown Brothers Harriman &
              Co. ("BBH").(2)
       (h)(1) Master Investment Company Service Agreement between the Fund and
              Pioneer Investment Management Shareholder Services, Inc.(2)
       (h)(2) Administration Agreement between the Fund and Pioneer
              Investment Management, Inc. (formerly Pioneering Services
              Corporation).(3)
       (h)(3) Expense Limitation Agreement.(5)
       (h)(4) Administrative and Fund Accounting Agency Agreement between the
              Fund and BBH.(6)
       (h)(5) Asset Allocation Administration Agreement between the Fund and
              BBH.(6)
       (i)    Opinion and Consent of Counsel.(2)
       (j)(1) Consent of Independent Registered Public Accounting Firm.(7)
       (j)(2) Assistant Secretary's Certificate.(2)
       (k)    None.
       (l)(1) Share Purchase Agreement-Pioneer Ibbotson Moderate Allocation
              Fund.(2)
       (l)(2) Share Purchase Agreement-Pioneer Ibbotson Growth Allocation
              Fund.(2)
       (l)(3) Share Purchase Agreement-Pioneer Ibbotson Aggressive Allocation
              Fund.(2)
       (m)(1) Distribution Plan relating to Class A shares-Pioneer Ibbotson
              Moderate Allocation Fund.(2)
       (m)(2) Distribution Plan relating to Class A shares-Pioneer Ibbotson
              Growth Allocation Fund.(2)
       (m)(3) Distribution Plan relating to Class A shares-Pioneer Ibbotson
              Aggressive Allocation Fund.(2)
       (m)(4) Distribution Plan relating to Class B shares-Pioneer Ibbotson
              Moderate Allocation Fund.(2)
       (m)(5) Distribution Plan relating to Class B shares-Pioneer Ibbotson
              Growth Allocation Fund.(2)
       (m)(6) Distribution Plan relating to Class B shares-Pioneer Ibbotson
              Aggressive Allocation Fund.(2)
       (m)(7) Distribution Plan relating to Class C shares-Pioneer Ibbotson
              Moderate Allocation Fund.(2)
       (m)(8) Distribution Plan relating to Class C shares-Pioneer Ibbotson
              Growth Allocation Fund.(2)
       (m)(9) Distribution Plan relating to Class C shares-Pioneer Ibbotson
              Aggressive Allocation Fund.(2)
       (m)(10)Distribution Plan relating to Class A shares-Pioneer Ibbotson
              Conservative Allocation Fund.(5)
       (m)(11)Distribution Plan relating to Class B shares-Pioneer Ibbotson
              Conservative Allocation Fund.(5)
       (m)(12)Distribution Plan relating to Class C shares-Pioneer Ibbotson
              Conservative Allocation Fund.(5)
       (n)(1) Multiple Class Plan pursuant to Rule 18f-3-Pioneer Ibbotson
              Moderate Allocation Fund.(2)
       (n)(2) Multiple Class Plan pursuant to Rule 18f-3-Pioneer Ibbotson
              Moderate Allocation Fund.(2)
       (n)(3) Multiple Class Plan pursuant to Rule 18f-3-Pioneer Ibbotson
              Aggressive Allocation Fund.(2)
       (n)(4) Multiple Class Plan pursuant to Rule 18f-3-Pioneer Ibbotson
              Conservative Allocation Fund.(5)
       (p)(1) Code of Ethics-Pioneer Funds.(5)
       (p)(2) Code of Ethics-Pioneer Funds Distributor, Inc.(5)
       (p)(3) Code of Ethics-Pioneer Investment Management, Inc.(5)
       (p)(4) Code of Ethics-Ibbotson.(5)
       N/A    Powers of Attorney.(6)

------------------

(1) Previously filed. Incorporated herein by reference from the exhibits filed in the Fund's Registration Statement on Form N-1A (the "Registration Statement") (File No. 333-114788) as filed with the Securities and Exchange Commission (the "SEC") on April 23, 2004 (Accession No. 0001288255-04-000006).

(2) Previously filed. Incorporated herein by reference from the exhibits filed in the Fund's Pre-effective amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-114788) as filed with the SEC on August 6, 2004 (Accession No. 0001016964-04-000333).

(3) Previously filed. Incorporated herein by reference from the exhibits filed in the Fund's Post-effective amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-114788) as filed with the SEC on August 9, 2004 (Accession No. 0001016964-04-000353).

(4) Previously filed. Incorporated herein by reference from the exhibits filed in the Fund's Post-effective amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-114788) as filed with the SEC on February 8, 2005 (Accession No. 0001016964-05-000055).

(5) Previously filed. Incorporated herein by reference from the exhibits filed in the Fund's Post-effective amendment No. 3 to the Registration Statement on Form N-1A (File No. 333-114788) as filed with the SEC on May 6, 2005
(Accession No. 0001016964-05-000218).

(6) Previously filed. Incorporated herein by reference from the exhibits filed in the Fund's Post-effective amendment No. 4 to the Registration Statement on Form N-1A (File No. 333-114788) as filed with the SEC on July 15, 2005 (Accession No. 0001288255-05-000003).

(7) Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Fund

     None.

Item 25.  Indemnification

     Except for the Agreement and Declaration of Trust, dated April 22, 2004, as amended and restated from time to time (the "Declaration"), establishing the Fund as a statutory trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Fund shall be indemnified by the Fund or the appropriate Fund series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel,
                              Wilmer Cutler Pickering Hale and Dorr LLP,
                              60 State Street, Boston, Massachusetts 02109

     With respect to the information pertaining to Ibbotson, the Fund's investment subadviser, reference is hereby made to "Management - Investment subadviser" in the prospectuses. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Ibbotson, reference is made to the current Form ADV of Ibbotson filed under the Investment Advisers Act of 1940, as amended, incorporated herein by reference (File No. 801-62323).

Item 27.  Principal Underwriters

      (a) Pioneer Funds Distributor, Inc. acts as principal underwriter for the following investment companies:

Pioneer America Income Trust
Pioneer Balanced Fund
Pioneer Bond Fund
Pioneer Money Market Trust
Pioneer Emerging Growth Fund
Pioneer Emerging Markets Fund
Pioneer Equity Income Fund
Pioneer Equity Opportunity Fund
Pioneer Europe Select Equity Fund
Pioneer Fund
Pioneer Global High Yield Fund
Pioneer Growth Shares
Pioneer High Yield Fund
Pioneer Ibbotson Asset Allocation Series
Pioneer Independence Fund
Pioneer International Equity Fund
Pioneer International Value Fund
Pioneer Large Cap Value Fund
Pioneer Large Cap Growth Fund
Pioneer Mid Cap Growth Fund
Pioneer Mid Cap Value Fund
Pioneer Protected Principal Trust
Pioneer Real Estate Shares
Pioneer Research Fund
Pioneer Select Equity Fund
Pioneer Select Value Fund
Pioneer Series Trust I
Pioneer Series Trust II
Pioneer Series Trust III
Pioneer Series Trust IV
Pioneer Short Term Income Fund
Pioneer Small Cap Value Fund
Pioneer Small Company Fund
Pioneer Strategic Income Fund
Pioneer Tax Free Income Fund
Pioneer Value Fund
Pioneer Variable Contracts Trust

         (b)     Directors and executive officers of Pioneer Funds Distributor,
                 Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

John F. Cogan, Jr.     Director and                 Chairman, President and
                       President                    Trustee

Steven M. Graziano     Director and Executive Vice
                       President                    None

William F. O'Grady     Director and Executive
                       Vice President               None

Julia Hoik             Senior Vice President        None

Barry Knight           Senior Vice President        None

John P. Davy           Senior Vice President        None

Natale Algiere         Senior Vice President        None

Michael B. Glenn       Senior Vice President        None

Richard L. Sardelli    Senior Vice President        None

Mark D. Goodwin        Treasurer                    None

Dorothy E. Bourassa    Clerk                        Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 28.  Location of Accounts and Records

         The accounts and records are maintained at the Fund's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.


Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 20th day of September, 2005.

                                        PIONEER IBBOTSON ASSET ALLOCATION SERIES



                                        By:  /s/ Osbert M. Hood
                                             Osbert M. Hood
                                             Executive Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
Vincent Nave*                  Chief Financial Officer            )
Vincent Nave                   and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
David R. Bock*                                                    )
David R. Bock                                                     )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
Margaret B. W. Graham*                                            )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
/s/ Osbert M. Hood                             September 20, 2005 )
Osbert M. Hood                                                    )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ Osbert M. Hood             Dated: September 20, 2005 )
         Osbert M. Hood
         Attorney-in-fact

                                 Exhibit Index

Exhibit
Number     Document Title

(e)(2)     Dealer Sales Agreement
(j)(1)     Consent of Independent Registered Public Accounting Firm